UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

AIG Retirement Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Item 1.	Schedule of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AIG RETIREMENT COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.1%
Domestic Equity Investment Companies - 60.1%

AIG Retirement Co. I Stock Index Fund	273,254	$9,454,586
AIG Retirement Co. I Value Fund	572,488	6,303,093
AIG Retirement Co. I Blue Chip Growth Fund	779,217	8,212,949
AIG Retirement Co. I Real Estate Fund†	677,907	7,640,007
AIG Retirement Co. II Capital Appreciation Fund	1,918,411	21,773,959
AIG Retirement Co. II Large Cap Value Fund	290,254	3,915,522

Total Domestic Equity Investment Companies (cost $56,884,140)		57,300,116

Fixed Income Investment Companies - 30.0%

AIG Retirement Co. II Strategic Bond Fund	548,855	6,207,545
AIG Retirement Co. I Government Securities Fund	870,689	9,072,575
AIG Retirement Co. II Core Bond Fund	875,895	8,881,572
AIG Retirement Co. II High Yield Bond Fund	513,564	4,488,545

Total Fixed Income Investment Companies (cost $28,797,242)		28,650,237

International Equity Investment Companies - 10.0%

AIG Retirement Co. I International Equities Fund	442,046	4,584,021
AIG Retirement Co. I International Growth I Fund	290,494	3,819,999
AIG Retirement Co. II International Small Cap Equity Fund	67,650	1,145,996

Total International Equity Investment Companies (cost $8,836,073)		9,550,016

TOTAL INVESTMENTS (cost $94,517,455) (2)	100.1%	95,500,369
Liabilities in excess of other assets	(0.1)	(129,697)

NET ASSETS	100.0%	$95,370,672

#	The Aggressive Growth Lifestyle Fund invests in various AIG Retirement Company I or AIG Retirement Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
†	Non-income producing security
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.6%
Aerospace/Defense - 1.7%

Lockheed Martin Corp.	14,400	$1,575,936

Agricultural Chemicals - 10.2%

Monsanto Co.	26,100	3,325,140
Potash Corp. of Saskatchewan, Inc.	13,000	2,587,910
The Mosaic Co.†	28,300	3,546,556

		9,459,606

Applications Software - 3.6%

Microsoft Corp.	71,900	2,036,208
Salesforce.com, Inc.†	18,200	1,316,042

		3,352,250

Athletic Footwear - 2.1%

NIKE, Inc., Class B	28,500	1,948,545

Banks-Fiduciary - 1.7%

State Street Corp.	22,300	1,606,046

Banks-Super Regional - 0.9%

US Bancorp	26,500	879,535

Beverages-Non-alcoholic - 2.6%

The Coca-Cola Co.	42,000	2,404,920

Commercial Services-Finance - 4.0%

Mastercard, Inc., Class A	7,700	2,376,605
Paychex, Inc.	38,700	1,337,085

		3,713,690

Computers - 7.7%

Apple, Inc.†	18,200	3,435,250
Hewlett-Packard Co.	38,100	1,792,986
Research In Motion Ltd.†	13,800	1,916,406

		7,144,642

Computers-Memory Devices - 1.9%

EMC Corp.†	102,600	1,789,344

Containers-Metal/Glass - 2.2%

Owens-Illinois, Inc.†	35,800	2,048,476

E-Commerce/Services - 2.3%

eBay, Inc.†	70,400	2,112,704

Electronic Components-Semiconductors - 1.2%

MEMC Electronic Materials, Inc.†	16,500	1,132,890

Energy-Alternate Sources - 1.8%

First Solar, Inc.†	6,200	1,658,748

Engineering/R&D Services - 1.4%

Jacobs Engineering Group, Inc.†	13,300	1,260,574

Enterprise Software/Service - 4.7%

BMC Software, Inc.†	32,000	1,283,200
CA, Inc.	40,000	1,061,600
Oracle Corp.†	89,100	2,035,044

		4,379,844

Finance-Investment Banker/Broker - 3.5%

Interactive Brokers Group, Inc., Class A†	33,900	1,104,123
The Charles Schwab Corp.	98,100	2,175,858

		3,279,981

Industrial Gases - 0.1%

Praxair, Inc.	769	73,101

Machinery-Farming - 2.8%

AGCO Corp.†	26,600	1,607,438
Deere & Co.	12,600	1,024,884

		2,632,322

Machinery-Pumps - 1.2%

Flowserve Corp.	8,000	1,108,160

Medical Instruments - 3.7%

Intuitive Surgical, Inc.†	7,700	2,260,643
St. Jude Medical, Inc.†	28,000	1,141,000

		3,401,643

Medical Products - 3.5%

Johnson & Johnson	24,600	1,641,804
Stryker Corp.	24,500	1,581,475

		3,223,279

Medical-Biomedical/Gene - 5.2%

Biogen Idec, Inc.†	31,000	1,945,250
Genentech, Inc.†	1,900	134,653
Gilead Sciences, Inc.†	49,800	2,754,936

		4,834,839

Medical-Drugs - 4.5%

Bristol-Myers Squibb Co.	86,400	1,969,056
Forest Laboratories, Inc.†	39,800	1,429,218
Merck & Co., Inc.	18,900	736,344

		4,134,618

Multimedia - 1.5%

The Walt Disney Co.	41,700	1,401,120

Oil & Gas Drilling - 1.6%

Noble Corp.	24,000	1,515,360

Oil Companies-Exploration & Production - 3.7%

EOG Resources, Inc.	14,400	1,852,272
Southwestern Energy Co.†	35,300	1,565,202

		3,417,474

Oil Companies-Integrated - 1.4%

Murphy Oil Corp.	13,600	1,260,040

Oil Field Machinery & Equipment - 3.0%

Cameron International Corp.†	22,000	1,171,060
National-Oilwell Varco, Inc.†	19,400	1,616,408

		2,787,468

Oil-Field Services - 1.4%

Smith International, Inc.	16,200	1,278,504

Pharmacy Services - 1.5%

Express Scripts, Inc.†	18,700	1,348,457

Retail-Apparel/Shoe - 1.0%

Coach, Inc.†	26,500	961,950

Retail-Computer Equipment - 1.5%

GameStop Corp., Class A†	27,800	1,378,880

Retail-Discount - 1.6%

Wal-Mart Stores, Inc.	25,300	1,460,822

Telecommunication Equipment - 1.1%

Harris Corp.	15,600	1,026,168

Telephone-Integrated - 1.3%

AT&T, Inc.	30,700	1,224,930

Transport-Services - 1.8%

C.H. Robinson Worldwide, Inc.	25,900	1,670,550

Web Portals/ISP - 2.7%

Google, Inc., Class A†	4,300	$2,518,940

TOTAL INVESTMENTS (cost $73,783,475) (1)	99.6%	92,406,356
Other assets less liabilities	0.4	350,493

NET ASSETS	100.0%	$92,756,849

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.2%
Domestic Equity Investment Companies - 29.1%

AIG Retirement Co. I Stock Index Fund	103,124	$3,568,079
AIG Retirement Co. I Value Fund	205,249	2,259,788
AIG Retirement Co. I Blue Chip Growth Fund	118,484	1,248,822
AIG Retirement Co. I Real Estate Fund†	158,299	1,784,035
AIG Retirement Co. II Capital Appreciation Fund	571,100	6,481,987
AIG Retirement Co. II Large Cap Value Fund	105,799	1,427,230
AIG Retirement Co. II Small Cap Growth Fund†	39,318	475,743

Total Domestic Equity Investment Companies (cost $16,933,520)		17,245,684

Fixed Income Investment Companies - 67.1%

AIG Retirement Co. II Strategic Bond Fund	683,540	7,730,833
AIG Retirement Co. I Government Securities Fund	1,055,813	11,001,572
AIG Retirement Co. II Core Bond Fund	1,759,407	17,840,386
AIG Retirement Co. II High Yield Bond Fund	374,226	3,270,739

Total Fixed Income Investment Companies (cost $40,255,841)		39,843,530

International Equity Investment Company - 4.0%

AIG Retirement Co. I International Equities Fund	229,384	2,378,714

TOTAL INVESTMENTS (cost $59,459,367) (2)	100.2%	59,467,928
Liabilities in excess of other assets	(0.2)	(107,851)

NET ASSETS	100.0%	$59,360,077

#	The Conservative Growth Lifestyle Fund invests in various AIG Retirement Company I or AIG Retirement Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II CORE BOND FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES - 10.7%
Diversified Financial Services - 10.7%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(2)	$660,000	$606,648
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.39% due 05/20/36(1)	2,677,082	2,445,402
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(1)	2,675,268	2,232,949
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(2)	650,000	639,983
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	180,859	167,432
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.08% due 07/25/37(1)(6)	1,231,082	1,161,752
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/10/49(2)	870,000	813,819
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(2)	1,377,000	1,455,360
Commercial Mtg. Pass Through Certs. Series CN2A, Class A2FL 2.94% due 02/05/19*(2)(4)	1,035,000	994,298
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(2)	653,000	646,142
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	739,000	384,280
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3 5.80% due 07/25/34	910,000	489,125
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(2)	1,475,000	1,521,905
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(2)	340,000	330,700
GMAC Commercial Mtg. Securities, Inc. Series 2003-2, Class A2 5.67% due 05/10/40(2)(6)	100,000	100,114
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(2)	1,330,000	1,217,233
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 01/12/18(2)	1,698,000	1,680,689
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(2)	285,000	301,748
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(5)	500,000	440,000
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	183,513	168,321
Swift Master Auto Receivables Trust Series 2007-2, Class A 3.16% due 10/15/12(4)	2,260,734	2,219,707
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(1)(6)	1,757,899	1,708,476
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)	473,944	456,216

Total Asset Backed Securities (cost $23,932,785)		22,182,299

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(5)(7)(8) (cost $26,000)	26,000	22,620

CORPORATE BONDS & NOTES - 35.6%
Aerospace/Defense-Equipment - 0.4%

United Technologies Corp. Senior Notes 4.88% due 05/01/15	536,000	532,807
United Technologies Corp. Notes 6.13% due 07/15/38	190,000	185,993

		718,800

Agricultural Chemicals - 0.4%

Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	205,000	193,847
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	20,000	20,800
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	150,000	149,062
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	395,000	416,725

		780,434

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co. Senior Notes 5.45% due 03/15/18	300,000	295,061

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	145,000	132,675
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	166,525	161,113

		293,788

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co. Debentures 6.38% due 02/01/29	140,000	87,850
General Motors Corp. Debentures 8.25% due 07/15/23	380,000	260,300

		348,150

Banks-Commercial - 1.1%

CoBank ACB Sub. Notes 7.88% due 04/16/18*	140,000	144,577
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	170,000	143,535
Credit Suisse New York Senior Notes 5.00% due 05/15/13	551,000	540,992
First Maryland Capital II Company Guar. Notes 3.72% due 02/01/27(4)	159,000	134,754
KeyBank NA Sub. Notes 7.41% due 10/15/27	205,000	204,603
PNC Bank NA Sub. Notes 6.88% due 04/01/18	440,000	447,371
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	170,000	165,008
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	293,000	294,781
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	159,819
US Bank NA Notes 3.90% due 08/15/08	32,000	32,011

		2,267,451

Banks-Super Regional - 1.2%

Bank of America Corp. Senior Notes 4.90% due 05/01/13	270,000	266,413
Bank of America Corp. Senior Notes 5.65% due 05/01/18	235,000	227,739
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	222,000	228,737
Fleet Capital Trust V Bank Guar. Notes 3.76% due 12/18/28(4)	420,000	329,779
Huntington Capital Trust I Company Guar. Bonds 3.60% due 02/01/27(4)	325,000	201,097
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	138,000	139,578
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(4)(11)	250,000	192,102
Wachovia Corp. Notes 5.50% due 05/01/13	323,000	319,446
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	493,000	495,347

		2,400,238

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Notes 5.00% due 06/01/18	165,000	160,444

Broadcast Services/Program - 0.1%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	305,000	269,925

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	173,000	169,973

Cable TV - 0.6%

CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	328,000	326,360
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	22,000	21,863
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	174,000	147,465
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	234,000	233,335
Comcast Corp. Bonds 6.40% due 05/15/38	507,000	480,744
COX Communications, Inc. Bonds 6.95% due 06/01/38*	125,000	126,424

		1,336,191

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	250,000	213,750

Casino Hotels (continued)

Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	85,000	83,938

		297,688

Casino Services - 0.1%

Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	125,000	115,000

Cellular Telecom - 0.5%

Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(4)	200,000	190,500
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	636,346
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	200,000	154,500
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(4)	110,000	111,100
Rural Cellular Corp. Senior Notes 8.62% due 11/01/12(4)	5,000	5,087

		1,097,533

Chemicals-Diversified - 0.2%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	54,000	53,357
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	352,000	354,379

		407,736

Chemicals-Specialty - 0.5%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	160,000	171,200
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	600,000	595,834
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	320,000	271,200

		1,038,234

Commercial Services-Finance - 0.3%

The Western Union Co. Senior Notes 5.40% due 11/17/11	525,000	520,210

Computer Services - 0.0%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	65,000	60,775

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	165,000	160,427

Consumer Products-Misc. - 0.0%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	80,000	79,000

Containers-Paper/Plastic - 0.2%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	23,000
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	475,000	409,688

		432,688

Cosmetics & Toiletries - 0.1%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	180,000	178,660

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	95,000	87,638

Diversified Financial Services - 0.6%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	270,000	269,320
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	430,000	439,296
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	675,000	613,257

		1,321,873

Diversified Manufacturing Operations - 0.5%

Cooper US, Inc. Senior Notes 5.45% due 04/01/15	230,000	229,387
Eaton Corp. Senior Notes 5.60% due 05/15/18	239,000	234,538
General Electric Co. Senior Notes 5.25% due 12/06/17	425,000	415,654
Harsco Corp. Senior Notes 5.75% due 05/15/18	200,000	196,287

		1,075,866

Diversified Operations - 0.1%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	123,000	99,068

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative Bonds, Series A 5.68% due 12/01/28	41,125	38,785

Electric-Generation - 0.5%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	440,000	436,016
The AES Corp. Senior Notes 8.00% due 10/15/17	320,000	321,200
The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	199,025

		956,241

Electric-Integrated - 4.4%

Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	190,000	190,000
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	102,000	99,833
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	324,000	321,958
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(4)	506,000	465,352
DTE Energy Co. Senior Notes 7.05% due 06/01/11	403,000	419,980
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	150,000	150,223
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	380,000	368,904
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	255,000	248,662
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	359,660	370,777
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	421,080	423,379
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	395,000	409,812
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	89,453	99,181
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	540,000	479,514
Nisource Finance Corp. Company Guar. Notes 6.80% due 01/15/19	111,000	108,949
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	450,000	438,731
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	505,281
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	364,000	349,801
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	122,689
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	268,000	254,655
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	727,000	708,277
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(7)(8)	150,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	263,000	248,278
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	165,000	168,506
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	175,000	178,719
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	157,000	156,728
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	2,000,000	1,895,846

		9,184,035

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	90,000	86,400
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	380,000	371,425
Spansion LLC Senior Sec. Notes 6.20% due 06/01/13*(4)	60,000	43,800

		501,625

4

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	440,000	428,226

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	95,000	91,556

Finance-Auto Loans - 0.4%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	510,000	496,714
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	10,000	9,476
GMAC LLC Senior Notes 6.88% due 09/15/11	225,000	189,695
GMAC LLC Senior Notes 6.88% due 08/28/12	208,000	167,542

		863,427

Finance-Commercial - 0.2%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	410,000	405,589

Finance-Credit Card - 0.4%

American Express Credit Corp. Senior Notes 5.88% due 05/02/13	410,000	410,058
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	180,000	160,339
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	230,000	245,088

		815,485

Finance-Investment Banker/Broker - 3.8%

Citigroup, Inc. Senior Notes 5.00% due 09/15/14	230,000	215,204
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	330,000	326,364
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	285,000	286,204
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	195,000	170,742
Citigroup, Inc. Sub. Notes 8.40% due 04/30/18(4)(11)	313,000	310,274
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	410,000	412,506
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	317,000	324,707
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	190,000	182,672
JP Morgan Chase & Co. Sub. Notes 7.50% due 02/01/03	360,000	358,405
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	291,000	262,385
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	361,000	311,720
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	190,000	174,255
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	616,000	656,080
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	470,000	444,942
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	316,000	310,423
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	400,000	377,479
Morgan Stanley Senior Notes 5.38% due 10/15/15	176,000	163,520
Morgan Stanley Senior Notes 6.00% due 04/28/15	210,000	202,766
Morgan Stanley Senior Notes 6.60% due 04/01/12	225,000	229,578
Morgan Stanley Senior Notes 6.63% due 04/01/18	330,000	324,819
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	85,000	77,446
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	31,000	30,575
The Bear Stearns & Cos., Inc. Senior Notes 5.70% due 11/15/14	684,000	667,193
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	210,000	217,708
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	180,000	178,085

Finance-Investment Banker/Broker (continued)

The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	642,000	602,384

		7,818,436

Finance-Mortgage Loan/Banker - 0.0%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	13,000	12,027
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	83,000	72,380

		84,407

Food-Misc. - 0.4%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	220,000	222,772
Kraft Foods, Inc. Notes 6.13% due 08/23/18	330,000	321,936
Kraft Foods, Inc. Sub. Notes 6.88% due 01/26/39	361,000	349,047

		893,755

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16	255,000	242,888

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	50,000	39,500

Home Furnishings - 0.1%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	22,188
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	108,000	79,920

		102,108

Hotels/Motels - 0.2%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	215,000	210,260
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	170,000	163,494

		373,754

Independent Power Producer - 0.1%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	215,000	209,625

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	145,000	143,984
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	75,000	75,966
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	40,000	32,400

		252,350

Insurance-Life/Health - 0.9%

Americo Life, Inc. Notes 7.88% due 05/01/13*	109,000	110,406
Cigna Corp. Senior Notes 6.35% due 03/15/18	235,000	234,706
Genworth Life Institutional Funding Trust Notes 5.88% due 05/03/13*	520,000	516,100
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	308,000	305,839
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	195,000	183,831
Monumental Global Funding II Notes 5.65% due 07/14/11*	120,000	121,789
New York Life Global Funding Notes 4.65% due 05/09/13*	410,000	404,579

		1,877,250

Insurance-Multi-line - 0.2%

Genworth Financial, Inc. Notes 6.52% due 05/22/18	82,000	78,908
MetLife Capital Trust X Debentures 9.25% due 04/08/38*	375,000	423,329

		502,237

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(4)	450,000	445,500

Insurance-Property/Casualty - 0.3%

Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	336,000	322,952
Chubb Corp. Senior Notes 6.50% due 05/15/38	179,000	175,971
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	98,000	92,030

		590,953

Insurance-Reinsurance - 0.2%

PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	410,000	403,560

Investment Management/Advisor Services - 0.3%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	267,597
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17*	175,000	186,375
LVB Acquisition Holding LLC Senior Sub.Notes 11.63% due 10/15/17*	220,000	233,200

		687,172

Medical Products - 0.4%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	500,000	513,061
Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15	250,000	252,500

		765,561

Medical-Drugs - 0.7%

American Home Products Corp. Notes 6.95% due 03/15/11	100,000	106,056
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	380,000	375,227
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	258,000	251,512
Wyeth Bonds 5.50% due 02/01/14	693,000	696,249

		1,429,044

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	216,000	206,645

Medical-Hospitals - 0.7%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	380,000	391,875
HCA, Inc. Senior Notes 6.25% due 02/15/13	225,000	202,500
HCA, Inc. Senior Notes 9.13% due 11/15/14	50,000	52,250
HCA, Inc. Senior Notes 9.25% due 11/15/16	500,000	528,125
IASIS Healthcare LLC / IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	250,000	256,875

		1,431,625

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	280,000	278,594

Metal Processors & Fabrication - 0.1%

Timken Co. Notes 5.75% due 02/15/10	133,000	132,984

Metal-Aluminum - 0.2%

Alcoa, Inc. Notes 6.00% due 01/15/12	246,000	250,033
Alcoa, Inc. Bonds 6.50% due 06/15/18	224,000	227,287

		477,320

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	115,000	123,625
Noranda Aluminium Acquisition Corp. Senior Notes 6.83% due 05/15/15*(4)	105,000	92,138

		215,763

Multimedia - 1.0%

Belo Corp. Senior Notes 6.75% due 05/30/13	80,000	77,480
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	397,000	418,753
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	570,000	585,431
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	393,000	409,001
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	444,000	485,072

		1,975,737

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	69,294
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	583,000	596,224

		665,518

Office Automation & Equipment - 0.4%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	285,000	289,275
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	510,000	497,623

		786,898

Oil & Gas Drilling - 0.1%

Transocean, Inc. Senior Notes 6.00% due 03/15/18	189,000	190,831

Oil Companies-Exploration & Production - 1.0%

Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	99,250
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	665,000	676,638
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	582,119
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	200,000	195,500
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	515,000	470,581

		2,024,088

Oil Companies-Integrated - 0.4%

Hess Corp. Bonds 7.88% due 10/01/29	265,000	306,015
Marathon Oil Corp. Senior Notes 5.90% due 03/15/18	235,000	232,402
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	320,531

		858,948

Oil Refining & Marketing - 0.3%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	396,000	401,063
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	266,000	245,961

		647,024

Oil-Field Services - 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	30,000	29,325

Paper & Related Products - 0.3%

Bowater, Inc. Notes 6.50% due 06/15/13	110,000	69,300
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	90,000	89,550
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	20,000	19,750
International Paper Co. Senior Notes 8.70% due 06/15/38	380,000	381,637

		560,237

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	115,000	115,863

Pipelines - 1.2%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	670,000	709,415
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	50,000	49,688
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	545,000	559,987
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	80,000	82,274
Dynegy-Roseton Danskammer Pass Through Certs, Series B 7.67% due 11/08/16	140,000	140,700
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	296,000	281,869
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	540,000	588,600

		2,412,533

Publishing-Periodicals - 0.1%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	110,000	110,275
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	12,000	8,220
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	120,000	92,100

		210,595

Radio - 0.1%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	238,000	242,425

Real Estate Investment Trusts - 0.6%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	220,000	206,785
iStar Financial, Inc. Notes 5.65% due 09/15/11	357,000	316,391
Liberty Property LP Senior Notes 6.63% due 10/01/17	225,000	210,354
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	185,000	179,002
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	47,000	39,544
Simon Property Group LP Notes 5.38% due 08/28/08	84,000	84,044
Simon Property Group LP Senior Notes 6.13% due 05/30/18	160,000	157,010
Vornado Realty LP Notes 4.50% due 08/15/09	150,000	145,486

		1,338,616

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	100,000	81,750

Rental Auto/Equipment - 0.5%

Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	490,000	415,668
Erac USA Finance Co. Notes 7.35% due 06/15/08*	490,000	490,568
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	90,000	77,175

		983,411

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	155,000	109,275

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	233,000	228,937

Retail-Drug Store - 0.1%

CVS Corp. Senior Notes 6.13% due 08/15/16	215,000	218,365
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	7,744	7,013

		225,378

Retail-Regional Department Stores - 0.0%

Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	85,000	87,869

Retail-Restaurants - 0.1%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	209,000	186,010

Savings & Loans/Thrifts - 0.5%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(4)	81,000	64,938
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	280,000	254,410
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(4)(11)	400,000	232,000
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	300,000	277,500
Western Financial Bank Senior Debentures 9.63% due 05/15/12	164,000	171,682

		1,000,530

Special Purpose Entities - 1.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	156,000	147,932
CCM Merger, Inc. Notes 8.00% due 08/01/13*	200,000	170,000
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	95,000	83,600
Goldman Sachs Capital III Company Guar. Notes 3.85% due 09/01/12(4)(11)	648,000	456,581
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	25,000	25,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	115,000	117,875
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	70,000	77,000
John Hancock Global Funding II Notes 7.90% due 07/02/10	188,000	200,772

Special Purpose Entities (continued)

KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(4)	150,000	133,500
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	127,000	103,068
Pricoa Global Funding I Notes 5.30% due 09/27/13*	470,000	459,353
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	739,000	727,201
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	120,000	92,400

		2,794,782

Steel-Producers - 0.6%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	370,000	373,454
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	690,000	627,064
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(4)	125,000	115,313
United States Steel Corp. Senior Notes 7.00% due 02/01/18	167,000	166,960

		1,282,791

Telecom Services - 0.9%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	614,000	585,047
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	115,000	117,875
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	210,000	197,400
Qwest Corp. Senior Notes 6.50% due 06/01/17	200,000	185,500
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	134,325
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	550,000	585,090

		1,805,237

Telephone-Integrated - 1.2%

AT&T Corp. Senior Notes 7.30% due 11/15/11	640,000	684,951
BellSouth Corp. Senior Notes 6.00% due 10/15/11	725,000	749,338
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	25,000	24,125
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	15,000	13,875
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	450,000	451,193
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	136,000	141,332
Verizon New York, Inc. Debentures 6.88% due 04/01/12	380,000	399,059

		2,463,873

Television - 0.1%

Paxson Communication Corp. Sec. Senior Notes 8.96% due 01/15/13*(4)	295,000	185,850
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	105,000	70,350

		256,200

Transactional Software - 0.1%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	120,000	99,000

Transport-Air Freight - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	278,699	259,190
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	211,305	221,871
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	242,263	229,544

		710,605

Transport-Rail - 0.2%

CSX Corp. Senior Notes 6.25% due 04/01/15	205,000	203,902
CSX Corp. Senior Notes 6.25% due 03/15/18	293,000	284,634

		488,536

Transport-Services - 0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	275,000	265,375

Travel Service - 0.1%

Travelport LLC Company Guar. Notes 7.70% due 09/01/14(4)	220,000	187,000

Total Corporate Bonds & Notes (cost $76,220,830)		74,074,048

FOREIGN CORPORATE BONDS & NOTES - 6.7%
Banks-Commercial - 0.9%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	48,000	48,960
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(11)	390,000	334,237
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.86% due 12/30/09(4)(11)	132,000	80,685
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(11)	350,000	287,626
HBOS PLC Sub. Notes 5.92% due 10/01/15*(4)(11)	205,000	160,095
HBOS PLC Sub. Notes 6.75% due 05/21/18*	375,000	365,802
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	205,000	196,177
Landsbanki Islands HF Jr. Sub. Notes 7.43% due 10/19/17*(4)(11)	285,000	205,911
NIB Capital Bank Bonds 5.82% due 12/11/13*(4)(11)	393,000	199,748

		1,879,241

Banks-Money Center - 0.3%

Deutsche Bank AG (London) Notes 4.88% due 05/20/13	410,000	405,698
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(11)	165,000	166,277

		571,975

Beverages-Wine/Spirits - 0.3%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	685,000	669,616

Broadcast Services/Program - 0.1%

Grupo Televisa SA Notes 6.00% due 05/15/18	137,000	134,603
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	176,000	171,088

		305,691

Cellular Telecom - 0.3%

America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	350,000	340,945
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	320,000	315,200

		656,145

Containers-Metal/Glass - 0.6%

Rexam PLC Bonds 6.75% due 06/01/13*	1,016,000	1,009,521
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	200,000	200,000

		1,209,521

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	300,000	277,125

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	160,000	168,000
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	160,000	159,367

		327,367

Diversified Operations - 0.1%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	280,000	294,699

Electric-Integrated - 0.2%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	210,000	217,117
TransAlta Corp. Senior Notes 6.65% due 05/15/18	205,000	203,127

		420,244

Electronic Components-Misc. - 0.1%

NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	169,000	159,494

Food-Meat Products - 0.0%

JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	102,500

Food-Retail - 0.2%

Delhaize Group SA Notes 6.50% due 06/15/17	359,000	367,598

Gas-Distribution - 0.1%

Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	235,000	203,477

Insurance-Multi-line - 0.1%

Aegon NV Sub. Bonds 4.21% due 07/15/14(4)(11)	189,000	114,818

Investment Companies - 0.1%

Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	223,000	213,102

Medical-Drugs - 0.4%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.83% due 12/01/13(4)	60,000	51,900
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	260,000	196,950
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	215,000	219,957
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	345,000	337,237

		806,044

Oil Companies-Exploration & Production - 0.3%

EnCana Corp. Sub. Notes 6.50% due 02/01/38	370,000	364,837
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	190,000	192,375
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	10,000	10,300

		567,512

Oil Companies-Integrated - 0.1%

Petro-Canada Senior Notes 6.80% due 05/15/38	293,000	286,504

Paper & Related Products - 0.1%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	220,000	121,000

Pipelines - 0.3%

Enbridge, Inc. Bonds 5.80% due 06/15/14	715,000	711,506

Printing Commercial - 0.0%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(10)(12)	165,000	95,700

Real Estate Operations & Development - 0.1%

Brascan Corp. Notes 8.13% due 12/15/08	166,000	167,494

Special Purpose Entities - 0.6%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	500,000	645,000
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(11)	260,000	176,800
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(11)	272,000	237,029
SovRisc BV Notes 4.63% due 10/31/08*	174,000	175,500

		1,234,329

Steel-Producers - 0.2%

ArcelorMittal Notes 6.13% due 06/01/18*	330,000	321,549

Telecom Services - 0.0%

TELUS Corp. Notes 8.00% due 06/01/11	45,000	48,562

Telecommunication Equipment - 0.0%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	100,000	98,750

Telephone-Integrated - 0.4%

Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	500,000	507,689
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38	304,000	305,917

		813,606

Transport-Marine - 0.2%

DP World, Ltd. Bonds 6.85% due 07/02/37*	495,000	402,893

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	180,000	188,055

Water - 0.2%

Veolia Environnement Notes 6.75% due 06/01/38	330,000	326,225

Total Foreign Corporate Bonds & Notes (cost $14,658,705)		13,962,342

FOREIGN GOVERNMENT AGENCIES - 2.1%
Sovereign - 2.1%

Federal Republic of Brazil Notes 8.00% due 01/15/18	750,000	856,875
Federal Republic of Brazil Bonds 10.50% due 07/14/14	70,000	90,475
Government of United Kingdom Notes 2.25% due 07/08/08*	123,000	123,021
Province of Quebec Debentures 7.50% due 09/15/29	224,000	285,498
Republic of Argentina Bonds 3.09% due 08/03/12(3)(4)	250,000	136,125
Republic of Argentina Notes 8.28% due 12/31/33	118,598	96,657
Republic of Turkey Notes 9.00% due 06/30/11	65,000	71,175
Republic of Turkey Senior Notes 11.88% due 01/15/30	1,200,000	1,820,340
Republic of Venezuela Notes 8.50% due 10/08/14	35,000	33,250
Republic of Venezuela Bonds 9.25% due 09/15/27	600,000	562,500
Russian Federation Bonds 7.50% due 03/31/30*(9)	100,468	114,060
Russian Federation Notes 8.25% due 03/31/10	208,903	218,702
United Mexican States Notes 6.75% due 09/27/34	2,000	2,186

Total Foreign Government Agencies (cost $4,385,052)		4,410,864

U.S. GOVERNMENT AGENCIES - 36.7%
Federal Home Loan Bank - 0.2%

4.50% due 09/08/08	440,000	442,431

Federal Home Loan Mfg. Corp. - 25.2%

4.35% due 06/02/08	420,000	420,000
4.50% due 11/01/18	474,775	465,474
4.50% due 02/01/19	512,510	501,348
4.50% due 01/15/34	2,750,000	2,629,638
5.00% due 03/01/19	210,537	210,265
5.00% due 11/15/28	475,000	479,266
5.00% due 09/15/31	610,000	609,152
5.00% due 10/01/33	59,511	57,732
5.00% due 06/01/34	1,172,282	1,136,125
5.00% due 10/15/34	2,740,000	2,659,081
5.00% due 12/01/34	395,379	383,184
5.00% due 07/01/35	630,051	610,027
5.00% due 08/01/35	1,346,473	1,303,681
5.00% due 10/01/35	3,299,715	3,194,846
5.00% due 11/01/35	826,980	800,697
5.00% due 11/01/36	465,664	450,422
5.00% due 01/01/37	596,909	577,371
5.00% due 04/01/37	1,685,518	1,629,843
5.00% due 11/01/37	1,769,422	1,710,976
5.47% due 03/01/36(4)	490,090	492,599
5.50% due 11/01/18	249,242	253,204
5.50% due 11/15/25	3,378,000	3,356,709
5.50% due 06/15/31	1,106,000	1,118,729
5.50% due 10/01/33	594,563	592,760
5.50% due 07/01/34	388,229	386,688
5.50% due 02/01/35	482,290	479,923
5.50% due 07/01/35	17,495	17,409
5.50% due 05/01/37	1,602,787	1,593,421
5.50% due 06/01/37	1,901,267	1,890,157
5.50% due 09/01/37	1,133,013	1,126,392
5.50% due 10/01/37	10,931,934	10,868,051
5.81% due 01/01/37(4)	536,718	547,638
5.81% due 01/01/37(4)	593,819	603,702
5.96% due 10/01/36(4)	2,237,400	2,279,180
6.00% due 07/01/35	594,086	604,260
6.00% due 12/01/36	680,057	691,376
6.00% due 08/01/37	3,774,434	3,836,123
6.50% due 12/01/32	449,326	467,622
6.50% due 02/01/36	200,695	207,488
6.50% due 09/01/36	10,106	10,444
6.50% due 05/01/37	860,731	889,324
7.00% due 11/01/16	30,656	32,178
7.00% due 07/01/32	65,516	69,492
7.50% due 12/01/30	6,046	6,526
7.50% due 04/01/31	71,436	77,032
8.00% due 02/01/30	5,197	5,622
8.00% due 07/01/30	1,714	1,854

		52,335,031

Federal National Mtg. Assoc. - 10.6%

4.50% due 06/01/18	120,587	118,499
4.67% due 10/01/35(4)	349,897	351,779
4.75% due 12/15/10	202,000	208,357
5.00% due 09/01/18	40,560	40,597
5.00% due 10/01/18	40,856	40,892
5.00% due 02/01/20	67,086	67,062
5.00% due 06/01/22	2,137,805	2,128,574
5.00% due 11/25/30	600,000	599,651
5.00% due 10/01/35	2,311,821	2,238,349
5.00% due 03/01/37	397,535	384,444

Federal National Mtg. Assoc. (continued)

5.00% due 06/01/37	136,422	131,929
5.00% due 07/01/37	842,643	814,894
5.50% due 10/01/17	80,719	82,103
5.50% due 05/01/18	82,504	83,893
5.50% due 11/01/19	82,968	84,364
5.50% due 11/01/22	652,916	660,706
5.50% due 12/01/33	513,439	511,722
5.50% due 05/01/34	229,203	228,437
5.50% due 12/01/35	87,093	86,639
5.50% due 02/01/36(4)	390,584	397,930
5.50% due 11/01/36	701,684	697,583
5.50% due 07/01/37	594,882	591,279
6.00% due 09/01/16	123,037	126,663
6.00% due 12/01/16	30,690	31,595
6.00% due 12/01/33	481,048	490,413
6.00% due 07/01/34	441,422	449,837
6.00% due 10/01/36	2,962,639	3,009,208
6.00% due 10/01/37	946,024	960,693
6.00% due 04/01/38	2,259,367	2,294,175
6.50% due 02/01/17	52,175	54,266
6.50% due 03/01/17	60,393	62,813
6.50% due 04/01/29	60,953	63,473
6.50% due 06/01/29	115,968	120,762
6.50% due 07/01/32	61,602	64,033
6.50% due 02/01/37	1,460,955	1,508,117
6.50% due 10/01/37	2,133,495	2,201,914
7.00% due 09/01/31	142,758	151,282

		22,138,927

Government National Mtg. Assoc. - 0.7%

5.00% due 05/15/34	1,467,006	1,433,952
6.50% due 06/15/29	19,712	20,483
7.00% due 09/15/28	19,285	20,662

		1,475,097

Total U.S. Government Agencies (cost $76,665,405)		76,391,486

U.S. GOVERNMENT TREASURIES - 5.6%
United States Treasury Bonds - 0.3%

4.75% due 02/15/37	41,000	41,288
7.25% due 08/15/22	497,000	633,675

		674,963

United States Treasury Notes - 5.3%

3.25% due 12/31/09	1,630,000	1,648,592
4.25% due 08/15/14	2,650,000	2,746,476
4.38% due 12/15/10	1,650,000	1,714,583
4.50% due 05/15/10	2,300,000	2,381,579
4.50% due 11/15/10	2,000,000	2,082,188
4.50% due 02/15/16	411,000	428,531

		11,001,949

Total U.S. Government Treasuries (cost $11,522,545)		11,676,912

COMMON STOCK - 0.0%
Independent Power Producer - 0.0%

Mirant Corp.† (cost $0)	186	7,555

PREFERRED STOCK - 0.6%
Banks-Money Center - 0.2%

Santander Finance Preferred SA 4.00%(4)	23,200	412,264

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	10,650	231,957

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(9)	12,000	288,000

Special Purpose Entity - 0.2%

Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	21,200	383,508

Total Preferred Stock (cost $1,649,281)		1,315,729

Total Long-Term Investment Securities (cost $209,060,603)		204,043,855

REPURCHASE AGREEMENT - 2.2%

Agreement with State Street bank & Trust Co., Bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in the amount of $4,550,648 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.45%, due 08/13/08 and having an approximate value of $4,691,425

(Cost $ 4,550,000)	4,550,000	4,550,000

TOTAL INVESTMENTS (cost $213,610,603) (3)	100.2%	208,593,855
Liabilities in excess of other assets	(0.2)	(458,022)

NET ASSETS	100.0%	$208,135,833

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $16,182,647 representing 7.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgaged Backed Security
(3)	The par value of this security is at a ratio of 62.50/100
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(5)	Fair valued security; see Note 1
(6)	Variable Rate Security - the rate reflected is as of May 31, 2008, maturity date reflects the stated maturity date.
(7)	Illiquid security

(8)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquistion Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$26,000	$26,000	$22,620	$87.00	0.01%
Southern Energy, Inc.	01/10/06	150,000	0	0	0.00	0.00%

7.90% due 07/15/09				$22,620		0.01%

(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Company has filed Chapter 11 bankcruptcy protection.
(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	Bond in default
(13)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008

Security Description	Shares/ Principal Amount	Market Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.3%
Electronic Components-Semiconductors - 0.2%

Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	$790,000	$371,300

Medical-Biomedical/Gene - 0.0%

Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	75,000	53,344

Telecom Services - 0.1%

ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	260,000	226,200

Total Convertible Bonds & Notes (cost $981,933)		650,844

CORPORATE BONDS & NOTES - 77.9%
Agricultural Chemicals - 1.3%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	200,000	208,000
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	970,000	963,937
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	285,000	300,675
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	1,360,000	1,475,600

		2,948,212

Airlines - 0.8%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,100,000	1,006,500
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	487,085	471,561
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	150,000	145,500
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	41,140	41,038

		1,664,599

Applications Software - 0.2%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	450,000	473,625

Auto-Cars/Light Trucks - 1.0%

Ford Motor Co. Debentures 6.38% due 02/01/29	1,555,000	975,762
General Motors Corp. Debentures 8.25% due 07/15/23	1,300,000	890,500
General Motors Corp. Senior Bonds 8.38% due 07/15/33	593,000	406,205

		2,272,467

Auto/Truck Parts & Equipment-Original - 0.3%

Lear Corp. Senior Notes 8.75% due 12/01/16	750,000	680,625

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Notes 10.00% due 04/15/05† (2)(3)	300,000	0

Beverages-Non-alcoholic - 0.2%

Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	530,000	446,525

Broadcast Services/Program - 0.6%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	656,000	675,680
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	500,000	442,500
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13(4)	111,857	109,060

		1,227,240

Building & Construction Products-Misc. - 1.0%

Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	625,000	621,875
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,000,000	975,000
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14(4)	1,100,000	545,875

		2,142,750

Building Products-Wood - 0.2%

Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	765,000	512,550

Cable TV - 3.2%

CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	795,000	790,031
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	2,405,000	2,392,975
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	1,980,000	1,678,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	660,000	627,000

Cable TV (continued)

Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	200,000	214,000
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	560,000	560,000
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	950,000	946,438

		7,208,494

Casino Hotels - 1.5%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(3)(5)	429,222	424,930
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	475,000	475,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,530,000	1,308,150
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,100,000	1,086,250

		3,294,330

Casino Services - 0.4%

Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	875,000	805,000

Cellular Telecom - 1.0%

Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(6)	801,000	762,952
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	463,000	463,000
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	275,000	286,000
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(6)	575,000	580,750
Rural Cellular Corp. Senior Notes 8.62% due 11/01/12(6)	210,000	213,675

		2,306,377

Chemicals-Specialty - 3.2%

Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	995,000	1,032,312
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,560,000	1,669,200
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	580,000	591,600
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	2,660,000	2,254,350
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	1,925,000	1,559,250

		7,106,712

Computer Services - 0.6%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,080,000	1,009,800
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	415,000	427,450

		1,437,250

Computers-Integrated Systems - 0.1%

Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	175,000	133,438

Consumer Products-Misc. - 0.6%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	407,000	401,913
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	200,000	200,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	85,000	84,575
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	640,000	624,000

		1,310,488

Containers-Metal/Glass - 0.9%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	237,187
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	685,000	640,475
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	985,000	1,019,475

		1,897,137

Containers-Paper/Plastic - 0.6%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	535,000	492,200

Containers-Paper/Plastic (continued)

Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,065,000	918,563

		1,410,763

Data Processing/Management - 0.5%

Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,315,000	1,190,075

Decision Support Software - 0.3%

Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	825,000	714,656

Direct Marketing - 0.6%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	975,000	899,438
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	400,000	399,500

		1,298,938

Diversified Manufacturing Operations - 0.9%

Harland Clarke Holdings Corp. Notes 7.43% due 05/15/15(6)	400,000	301,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	697,000
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	375,000	204,375
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	795,000	775,125

		1,977,500

Electric-Generation - 2.5%

Edison Mission Energy Senior Notes 7.20% due 05/15/19	345,000	336,375
Edison Mission Energy Senior Notes 7.63% due 05/15/27	605,000	570,213
Edison Mission Energy Senior Notes 7.75% due 06/15/16	625,000	640,625
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	114,670	123,843
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	504,000
The AES Corp. Senior Notes 7.75% due 10/15/15	1,050,000	1,047,375
The AES Corp. Senior Notes 8.00% due 10/15/17	1,030,000	1,033,862
The AES Corp. Senior Notes 8.00% due 06/01/20*	400,000	393,000
The AES Corp. Sec. Notes 8.75% due 05/15/13*	499,000	518,336
The AES Corp. Senior Notes 8.88% due 02/15/11	425,000	445,188

		5,612,817

Electric-Integrated - 2.1%

Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	455,000	474,338
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	950,000	985,625
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	700,000	675,500
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	1,225,000	0
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	1,210,000	1,235,712
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	335,000	342,119
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	960,000	969,600

		4,682,894

Electronic Components-Semiconductors - 1.0%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	400,000	346,000
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	460,000	441,600
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(5)	815,000	698,862

Electronic Components-Semiconductors (continued)

Spansion LLC Senior Sec. Notes 6.20% due 06/01/13*(6)	800,000	584,000
Spansion LLC Senior Notes 11.25% due 01/15/16*	400,000	248,000

		2,318,462

Electronics-Military - 0.3%

L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	710,000	688,700

Energy-Alternate Sources - 0.3%

VeraSun Energy Corp. Company Guar. Notes 9.38% due 06/01/17	210,000	145,950
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	560,000	515,200

		661,150

Finance-Auto Loans - 4.5%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	4,440,000	4,324,334
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	300,000	284,273
GMAC LLC Senior Notes 6.00% due 12/15/11	1,825,000	1,468,661
GMAC LLC Senior Notes 6.63% due 05/15/12	1,125,000	906,932
GMAC LLC Senior Notes 6.88% due 09/15/11	2,535,000	2,137,236
GMAC LLC Senior Notes 6.88% due 08/28/12	435,000	350,388
GMAC LLC Notes 7.25% due 03/02/11	725,000	620,988

		10,092,812

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	75,000	73,500
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	200,000	197,000

		270,500

Food-Misc. - 0.1%

Wornick Co. Sec. Notes 10.88% due 07/15/11† (7)(8)	450,000	180,000

Funeral Services & Related Items - 0.8%

Service Corp. International Senior Notes 6.75% due 04/01/16	300,000	285,750
Service Corp. International Senior Notes 7.00% due 06/15/17	545,000	528,650
Service Corp. International Senior Notes 7.38% due 10/01/14	430,000	432,150
Service Corp. International Debentures 7.88% due 02/01/13	425,000	422,875

		1,669,425

Gambling (Non-Hotel) - 0.8%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	775,000	612,250
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(7)(8)	930,000	641,700
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	460,000	444,475

		1,698,425

Gas-Distribution - 0.1%

Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	175,000	165,612

Home Furnishings - 0.6%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	460,000	408,250
Simmons Co. Senior Notes 10.00% due 12/15/14(4)	1,322,000	978,280

		1,386,530

Hotels/Motels - 0.4%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	405,000	364,500
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	525,000	506,625

		871,125

Human Resources - 0.2%

Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	339,000	352,560

Independent Power Producers - 1.4%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,240,000	2,184,000
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	175,000	192,062

Independent Power Producers (continued)

Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	650,000	653,250

		3,029,312

Insurance Brokers - 0.6%

USI Holdings Corp. Senior Notes 6.55% due 11/15/14*(6)	327,000	263,235
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,450,000	1,174,500

		1,437,735

Investment Management/Advisor Services - 1.4%

LVB Acquisition Holding LLC Senior Notes 10.00% due 10/15/17*	480,000	514,800
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17*	1,570,000	1,672,050
LVB Acquisition Holding LLC Senior Sub. Notes 11.63% due 10/15/17*	835,000	885,100

		3,071,950

Medical Information Systems - 0.4%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,100,000	910,250

Medical Products - 0.9%

ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	562,000	532,495
Universal Hospital Services, Inc. Senior Sec. Notes 8.29% due 06/01/15(6)	395,000	374,262
Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15	1,120,000	1,131,200

		2,037,957

Medical-HMO - 0.7%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,605,000	1,572,900

Medical-Hospitals - 4.3%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	2,725,000	2,810,156
HCA, Inc. Senior Notes 6.25% due 02/15/13	605,000	544,500
HCA, Inc. Senior Notes 8.75% due 09/01/10	185,000	189,163
HCA, Inc. Senior Notes 9.13% due 11/15/14	590,000	616,550
HCA, Inc. Senior Notes 9.25% due 11/15/16	3,190,000	3,369,437
HCA, Inc. Senior Notes 9.63% due 11/15/16(5)	905,000	954,775
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	1,130,000	1,161,075

		9,645,656

Medical-Nursing Homes - 0.3%

Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	575,000	580,750

Metal-Diversified - 1.7%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	325,000	344,500
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,475,000	1,585,625
Noranda Aluminium Acquisition Corp. Senior Notes 6.83% due 05/15/15*(6)	1,615,000	1,417,162
Noranda Aluminium Holding Corp. Senior Notes 8.58% due 11/15/14*(6)	425,000	374,000

		3,721,287

Multimedia - 0.1%

Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	175,000	175,000

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03† (2)(3)(9)(11)	210,000	0

Non-Hazardous Waste Disposal - 0.7%

Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,235,000	1,194,862
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	375,000	383,438
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	75,000	75,188

		1,653,488

Office Automation & Equipment - 0.6%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	1,310,000	1,329,650

Oil Companies-Exploration & Production - 5.0%

Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	725,000	768,500
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	135,000	137,700
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	925,000	878,750
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	995,000	880,575
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,625,000	1,576,250
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	1,100,000	1,091,750
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	300,000	271,500
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	630,000	598,500
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	175,000	168,875
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	785,000	737,900
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	645,000	632,906
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,080,000	1,055,700
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	195,000
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	200,000	185,500
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,920,000	1,754,400
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	300,000	180,000

		11,113,806

Oil-Field Services - 0.9%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	775,000	757,563
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	725,000	754,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	300,000	309,750
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	152,347	159,004

		1,980,317

Paper & Related Products - 1.2%

Bowater, Inc. Notes 6.50% due 06/15/13	545,000	343,350
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	535,000	460,100
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	685,000	681,575
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	205,000	202,437
NewPage Corp. Sec. Notes 10.00% due 05/01/12	225,000	239,625
NewPage Corp. Senior Notes 10.00% due 05/01/12*	280,000	298,200
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	400,000	423,000

		2,648,287

Physicians Practice Management - 0.8%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,765,000	1,778,238

Pipelines - 3.5%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	555,000	573,037
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	250,000	248,438
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,775,000	1,823,812
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	655,000	675,469
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,340,000	1,346,700
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	725,000	730,437
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	550,000	534,875

MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	280,000	292,250
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18*	375,000	392,813
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	810,000	688,500
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	410,000	397,139

		7,703,470

Poultry - 0.3%

Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	659,000	574,978

Printing-Commercial - 0.2%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	530,000	495,550

Publishing-Periodicals - 1.4%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	400,000	401,000
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,620,000	1,158,300
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	225,000	150,750
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	98,000	67,130
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	560,000	375,200
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,355,000	1,039,962

		3,192,342

Real Estate Investment Trusts - 0.5%

Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,080,000	1,047,600

Recycling - 0.8%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(5)	2,040,000	1,667,700

Rental Auto/Equipment - 0.5%

Rental Service Corp. Notes 9.50% due 12/01/14	650,000	568,750
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	695,000	595,963

		1,164,713

Research & Development - 0.3%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	880,000	620,400

Retail-Drug Store - 0.5%

Rite Aid Corp. Senior Notes 9.25% due 06/01/13	150,000	123,188
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	1,330,000	1,037,400

		1,160,588

Retail-Major Department Stores - 0.1%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	209,000

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(1)(2)(3)(5)(7)(8)	16,572	4,309

Retail-Petroleum Products - 0.4%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	440,000	420,200
Inergy LP Senior Notes 8.25% due 03/01/16*	500,000	508,750

		928,950

Retail-Regional Department Stores - 0.1%

Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	240,000	245,400
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	45,000	46,519

		291,919

Retail-Restaurants - 0.2%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	600,000	534,000

Rubber-Tires - 0.3%

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	720,000	585,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07† (2)(3)(9)(11)	50,000	5

Soap & Cleaning Preparation - 0.0%

Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(4)	50,000	50,000

Special Purpose Entities - 4.6%

AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(4)	600,000	582,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	175,000	186,375
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	825,000	829,125
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	350,000	340,875
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	820,000	569,900
CCM Merger, Inc. Notes 8.00% due 08/01/13*	830,000	705,500
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,475,000	1,298,000
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	850,000	852,125
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	175,000	178,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	685,000	702,125
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	690,000	759,000
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(6)	300,000	267,000
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	1,010,000	939,300
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	435,000	350,175
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	135,000	140,400
MXEnergy Holdings, Inc. Senior Notes 10.69% due 08/01/11(6)	450,000	382,500
Snoqualmie Entertainment Authority Senior Sec. Notes 6.94% due 02/01/14*(6)	400,000	310,000
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	820,000	631,400
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	225,000	216,844

		10,241,144

Specified Purpose Acquisitions - 0.1%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	286,000	292,186

Steel-Producers - 0.5%

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,157,000	1,122,290

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	100,000	105,686

Storage/Warehousing - 0.5%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	462,775
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	660,000	640,200

		1,102,975

Telecom Services - 1.7%

Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	50,000	43,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	275,000	239,250
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	1,475,000	1,511,875
MasTec, Inc. Senior Notes 7.63% due 02/01/17	101,000	88,375
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,190,000	1,118,600
Qwest Corp. Senior Notes 7.50% due 10/01/14	800,000	796,000

		3,797,600

Telephone-Integrated - 1.9%

Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	290,000	279,850
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	50,000	45,250

Telephone-Integrated (continued)

Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	625,000	621,875
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	495,000	457,875
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,790,000	1,754,200
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	650,000	646,750
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	425,000	413,312

		4,219,112

Television - 1.4%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	10,000	10,025
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	125,000	96,875
ION Media Networks, Inc. Senior Notes 5.96% due 01/15/12*(6)	425,000	354,875
ION Media Networks, Inc. Sec. Senior Notes 8.96% due 01/15/13*(6)	2,350,000	1,480,500
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	540,000	512,325
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	385,000	223,300
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	570,000	381,900

		3,059,800

Theaters - 1.0%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,143,000	1,034,415
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	177,000	179,655
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	975,000	926,250

		2,140,320

Transactional Software - 0.3%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	715,000	589,875

Transport-Air Freight - 1.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	336,337	314,475
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	370,320	344,398
Atlas Air, Inc. Pass Through Certs. Series A 7.38% due 01/02/18	54,053	49,053
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	862,020	905,120
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	1,004,505	951,769
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	87,400	83,030
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	230,695

		2,878,540

Transport-Services - 0.3%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	475,000	486,875
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	230,000	221,950

		708,825

Travel Service - 0.2%

Travelport LLC Company Guar. Notes 11.88% due 09/01/16	553,000	507,378

Vitamins & Nutrition Products - 0.1%

General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14(5)	360,000	315,000

Total Corporate Bonds & Notes
(cost $182,946,305)		173,108,601

FOREIGN CORPORATE BONDS & NOTES - 9.3%
Building & Construction-Misc. - 0.2%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	485,000	489,850

Building Products-Doors & Windows - 0.0%

Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	80,000	53,600

Computers-Memory Devices - 0.4%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	825,000	782,719

Containers-Metal/Glass - 0.7%

Vitro SAB de CV Senior Notes 9.13% due 02/01/17	1,270,000	1,073,150
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	550,000	550,000

		1,623,150

Diversified Manufacturing Operations - 0.5%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	965,000	1,013,250

Electronic Components-Misc. - 0.4%

NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	991,000	935,256

Food-Meat Products - 0.5%

JBS SA Company Guar. Notes 9.38% due 02/07/11	900,000	922,500
JBS SA Senior Notes 10.50% due 08/04/16*	250,000	260,625

		1,183,125

Independent Power Producer - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(7)	475,000	475

Medical-Drugs - 1.0%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.83% due 12/01/13(6)	1,030,000	890,950
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	365,000	276,487
Elan Finance PLC Company Guar. Notes 6.68% due 11/15/11(6)	200,000	188,000
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	800,000	782,000

		2,137,437

Multimedia - 0.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	269,500

Oil Companies-Exploration & Production - 1.3%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	500,000	489,375
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,290,000	1,306,125
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	1,140,000	1,174,200

		2,969,700

Paper & Related Products - 0.9%

Abitibi-Consolidated Co. of Canada Notes 6.00% due 06/20/13	180,000	77,400
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	900,000	955,125
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	284,000	210,160
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,325,000	728,750
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	125,000	87,500

		2,058,935

Printing-Commercial - 0.3%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(7)(8)	1,190,000	690,200

Satellite Telecom - 1.8%

Intelsat Bermuda, Ltd. Senior Notes 9.25% due 06/15/16	1,996,000	2,015,960
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	285,000	290,700
Intelsat Intermediate Holding Co., Ltd. Senior Discount Notes 9.50% due 02/01/15(1)(2)(3)	2,250,000	1,683,427

		3,990,087

Special Purpose Entity - 0.3%

Hellas Telecommunications Luxembourg II Sub. Notes 8.46% due 01/15/15*(6)	800,000	616,000

Telecom Services - 0.3%

Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	660,000	661,650

Telecom Services (continued)

Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	100,000	107,000

		768,650

Telecommunication Equipment - 0.3%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	593,000	585,588

Transport-Marine - 0.2%

Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	380,000	360,050

Transport-Rail - 0.1%

Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	137,000	143,165

Total Foreign Corporate Bonds & Notes
(cost $22,434,551)		20,670,737

LOANS - 4.6%
Beverages-Non-alcoholic - 0.1%

Le-Natures, Inc. 9.36% due 03/01/11†(1)(3)(7)(8)(12)(13)	600,000	189,000

Building-Residential/Commercial - 0.4%

TOUSA, Inc. 14.00% due 07/31/13(1)(3)(12)(13)	1,071,107	891,696

Casino Services - 0.4%

Herbst Gaming, Inc. Bank Term Loan B, Tranche 1 7.13% due 12/02/11(1)(3)(12)(13)(17)	173,813	132,822
Herbst Gaming, Inc. Delayed Draw B, Tranche 2 7.20% due 12/02/11(1)(3)(12)(13)(17)	52,022	39,754
Herbst Gaming, Inc. Bank Term Loan B 7.20% due 12/02/11(12)(13)(17)	110,637	84,545
Herbst Gaming, Inc. Bank Term Loan B, Tranche 2 7.20% due 12/02/11(1)(3)(12)(13)(17)	2,207	1,686
Herbst Gaming, Inc. Bank Term Loan B, Tranche 3 9.22% due 12/02/11(1)(3)(12)(13)(17)	91,523	69,939
Herbst Gaming, Inc. Delayed Draw B 9.22% due 12/02/11(12)(13)(17)	388,103	296,576
Herbst Gaming. Inc. Delayed Draw B, Tranche 1 9.22% due 12/02/11(1)(3)(12)(13)(17)	180,434	137,882

		763,204

Diversified Financial Services - 1.0%

Wind Acquisition Holdings Finance S.A. 9.98% due 12/21/11(1)(3)(12)(13)	1,212,399	1,183,605
Wind Finance SL S.A 8.76% due 11/26/14(3)(12)(13)	1,000,000	1,005,833

		2,189,438

Electric Products-Misc. - 0.4%

Texas Competitive Electric 6.23% due 10/10/14(1)(3)(12)(13)	880,833	830,296
Texas Competitive Electric 6.48% due 10/10/14(1)(3)(12)(13)	114,167	107,616

		937,912

Leisure Products - 0.1%

AMC Entertainment Holdings, Inc. 7.80% due 06/15/12(1)(3)(12)(13)	324,543	275,861

Medical-Drugs - 0.4%

Triax Pharmaceuticals LLC 15.54% due 08/30/11(1)(2)(3)(12)(13)(14)(15)	1,017,678	915,206

Medical-Hospitals - 0.5%

Capella Healthcare, Inc. 13.00% due 02/29/16(1)(3)(12)(13)	1,000,000	1,020,000

Paper & Related Products - 0.4%

Boise Paper Holdings LLC 11.25% due 02/22/15(1)(3)(12)(13)	1,000,000	976,250

Satellite Telecom - 0.5%

Intelsat Subsidiary Holding Co., Ltd. 8.88% due 01/15/15(1)(3)(12)(13)	1,000,000	1,010,000

Telecom Services - 0.4%

Telesat Canada Senior Sub Bridge Loan 9.00% due 10/31/08(1)(3)(12)(13)	1,000,000	940,000

Total Loans
(cost $10,658,597)		10,108,367

COMMON STOCK - 1.4%
Casino Services - 0.0%

Shreveport Gaming Holdings, Inc.(1)(2)(3)	2,501	57,223

Cellular Telecom - 0.7%

iPCS, Inc.†(1)(3)	53,957	1,618,710

Independent Power Producers - 0.1%

Calpine Corp.†	5,321	121,851
Mirant Corp.†	1,525	61,945

		183,796

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC(1)(2)(3)(16)	85,612	35,957

Medical-Hospitals - 0.3%

MedCath Corp.†	26,598	577,177

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.(1)(2)	13,262	133

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc.†	3,206	1,443

Oil-Field Services - 0.3%

Trico Marine Services, Inc.†	16,259	624,183

Retail-Music Store - 0.0%

MTS, Inc. (1)(2)(3)	3,863	0

Total Common Stock (cost $1,915,944)		3,098,622

PREFERRED STOCK - 1.2%
Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(3)(16)	26,118	52,235

Medical-Generic Drugs - 0.3%

Mylan, Inc. 6.50%	593	562,556

Oil Companies-Exploration & Production - 0.9%

EXCO Resources, Inc. Series A-3 7.00%(1)(2)	8	104,000
EXCO Resources, Inc. Series A-2 7.00%(1)(2)	16	208,000
EXCO Resources, Inc. Convertible Series A-1 7.00%(1)(2)	125	1,625,000
Transmeridian Exploration, Inc. 15.00%(2)(5)	2,608	52,160

		1,989,160

Total Preferred Stock (cost $2,386,000)		2,603,951

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10†(2) (strike price $4.31) (cost $37,980)	13,811	138

Total Long-Term Investment Securities (cost $221,361,310)		210,241,460

REPURCHASE AGREEMENT - 4.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in the amount of $10,316,470 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 2.23% due 10/01/08 and having an approximate value of $10,624,713 (cost $10,315,000)	10,315,000	10,315,000

TOTAL INVESTMENTS (cost $231,676,310) (10)	99.3%	220,556,460
Other assets less liabilities	0.7	1,552,899

NET ASSETS	100.0%	$222,109,359

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $42,663,003 representing 19.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings, Inc. Loan Agreement 7.80% due 06/15/12

	06/08/07	$300,000	$292,500
	09/17/07	8,288	8,288
	02/11/08	8,260	8,260
	03/27/08	7,994	7,994

		$324,542	$317,042	$275,861	85.00	0.12%

Boise Paper Holdings LLC Loan Agreement 11.25% due 02/22/15

	02/20/08	$1,000,000	920,000	976,250	97.63	0.44
Capella Healthcare, Inc. Loan Agreement 13.00% due 02/29/16

	03/03/08	$1,000,000	990,000	1,020,000	102.00	0.46
Critical Care Systems International, Inc. Common Stock
	06/04/05	1,420	12,824
		2,368	21,394
		4,737	37,189
		4,737	35,230

		13,262	106,637	133	0.01	0.00

Exco Resources, Inc. Series A-3 7.00% Preferred Stock

	03/17/08	8	86,000	104,000	13,000	0.03
Exco Resources, Inc. Series A-2 7.00% Preferred Stock

	03/17/08	16	172,000	208,000	13,000	0.06
Exco Resources, Inc. Convertible Series A-1 7.00% Preferred Stock

	03/29/07	125	1,250,000	1,625,000	13,000	0.73
Herbst Gaming, Inc. Loan Agreement 7.13% due 12/02/11

	03/26/08	$173,813	123,842	132,822	76.42	0.06
Herbst Gaming, Inc. Loan Agreement 7.20% due 12/02/11

	03/26/08	$52,022	37,066	39,754	76.42	0.02
Herbst Gaming, Inc. Loan Agreement 7.20% due 12/02/11

	03/26/08	$2,207	1,572	1,686	76.39	0.00
Herbst Gaming, Inc. Loan Agreement 9.22% due 12/02/11

	03/26/08	$91,523	65,210	69,939	76.42	0.03
Herbst Gaming, Inc. Loan Agreement 9.22% due 12/02/11

	03/26/08	$180,434	128,559	137,882	76.42	0.06
ICO North America, Inc. Notes 7.50% due 08/15/09

	08/11/05	$250,000	250,000
	02/15/08	10,000	10,000

		$260,000	260,000	226,200	87.00	0.10

Intelsat Intermediate Holding Co., Ltd. Senior Discount Notes 9.50% due 02/01/15

	04/10/08	$2,250,000	1,683,428	1,683,427	74.82	0.76
Intelsat Subsidiary Holding Co., Ltd. Loan Agreement 8.88% due 01/15/15

	05/19/08	$1,000,000	987,500	1,010,000	101.00	0.45
iPCS, Inc. Common Stock
	08/12/04	52,705	749,983
	07/28/05	1,252	0

		53,957	749,983	1,618,710	30.00	0.73

Le-Natures, Inc. Loan Agreement 9.36% due 03/01/11

	09/26/06	$600,000	600,000	189,000	31.50	0.09
MTS, Inc. Common Stock
	03/16/04	3,863	0	0	0.00	0.00
MTS, Inc. Senior Notes 10.00% due 03/15/09

	03/16/04	$13,636	47,099
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		$16,572	48,323	4,309	26.00	0.00

Shreveport Gaming Holdings, Inc. Common Stock
	07/21/05	531	12,228
	07/19/05	1,970	45,355

		2,501	57,583	57,223	22.88	0.03

Southern Energy Notes 7.90% due 07/15/09

	01/10/06	$1,225,000	0	0	0.00	0.00
Telesat Canada Senior Sub Bridge Loan 9.00% due 10/31/08

	01/30/08	$1,000,000	870,000	940,000	94.00	0.42
Texas Competitive Electric Loan Agreement 6.23% due 10/10/14

	10/31/07	$880,833	880,833	830,296	94.26	0.37
Texas Competitive Electric Loan Agreement 6.48% due 10/10/14

	10/31/07	$114,167	114,167	107,616	94.26	0.05
TOUSA, Inc. Loan Agreement 14.00% due 07/31/13

	10/11/07	$1,022,829	920,511
	01/16/08	11,293	11,293
	02/14/08	10,700	10,700
	04/08/08	26,285	26,285

		$1,071,107	968,789	891,696	87.18	0.40

Triax Pharmaceuticals LLC Loan Agreement 15.54% due 08/30/11

	08/31/07	$1,000,000	899,308
	11/01/07	2,583	2,583
	01/11/08	7,603	7,603
	04/28/08	7,492	7,492

		$1,017,678	916,986	915,206	91.52	0.41

Triax Pharmaceuticals LLC Common Stock
	08/31/07	85,612	35,957	35,957	0.42	0.02
Triax Pharmaceuticals LLC Preferred Stock
	08/31/07	26,118	52,235	52,235	2.00	0.02
Wind Acquisition Holdings Finance S.A. Loan Agreement 9.98% due 12/21/11

	03/15/07	$206,305	206,843
	03/19/07	103,153	103,150
	06/21/07	206,374	208,892
	07/18/07	3,288	3,308
	07/18/07	6,575	6,618
	10/31/07	16,941	16,941
	11/01/07	600,000	605,724
	01/31/08	36,380	36,380
	04/30/08	33,383	33,383

		$1,212,399	1,221,239	1,183,605	97.63	0.53

				14,336,807		6.45%

(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	“Step-up” security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)	PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(7)	Bond in default
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	Company has filed Chapter 7 bankruptcy.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Bond is in default and did not pay principal at maturity
(12)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan
(13)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown
(14)	A portion of the interest is paid in the form of additional bonds
(15)	Loan is subject to an unfunded loan commitment. See Note 5 for details.
(16)	Consists of more than one class of securities traded together as a unit.
(17)	As of May 31, 2008, the issuer was not in default with respect to interest and/or principal payments concerning the securities noted. On May 16, 2008, however, the issuer disclosed on Form 10-Q that it entered into a forbearance and standstill agreement (the “Forbearance Agreement”) with respect to an amended credit agreement (the “Credit Agreement”) under which the issuer is currently in default due to a “going concern” qualification in its auditors’ report on its annual financial statements, as of the end of the first quarter of 2008, and failure to comply with financial ratio covenants. The Forbearance Agreement amends the Credit Agreement and provides that the issuer’s lenders will forbear from exercising certain rights and remedies under the amended Credit Agreement and other loan documents as a result of existing and possible defaults.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II INTERNATIONAL SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.7%
Australia - 1.8%
ABB Grain, Ltd.	215,311	$2,177,303
AWB, Ltd.	314,465	934,759
Crane Group, Ltd.	100,000	1,328,562
Macmahon Holdings, Ltd.	1,284,612	2,124,150
Oakton, Ltd.	301,565	1,069,355
Orica, Ltd.	50,000	1,448,037
Primary Health Care, Ltd.	55,054	320,986
Tassal Group, Ltd.	503,259	1,495,956
Transfield Services, Ltd.	108,594	970,475
Western Areas NL†	83,267	801,437

		12,671,020

Austria - 1.2%
Andritz AG	131,351	8,887,149

Belgium - 1.2%
Bekaert NV	53,968	8,665,583

Bermuda - 1.9%
China Yurun Food Group, Ltd.	1,598,000	2,526,854
Citic Resources Holdings, Ltd.†	2,552,000	1,448,681
CNPC Hong Kong, Ltd.	2,950,000	1,549,866
Fairwood, Ltd.	890,500	995,036
Global Sources, Ltd.†	46,640	704,264
Huabao International Holdings, Ltd.	1,985,000	2,009,444
IT, Ltd.	7,716,000	2,323,531
Luk Fook Holdings International, Ltd.	272,000	189,259
Pacific Basin Shipping, Ltd.	1,134,000	1,964,618

		13,711,553

Canada - 0.9%
Oilexco, Inc. (London)†	155,385	2,462,418
Oilexco, Inc. (Toronto)†	246,068	3,890,628

		6,353,046

Cayman Islands - 1.6%
Anta Sports Products, Ltd.	2,097,000	2,216,872
China Huiyuan Juice Group, Ltd.	1,248,000	956,322
Hidili Industry International Development, Ltd.	1,904,000	3,708,505
HKR International, Ltd.	2,692,800	1,711,489
Kingdee International Software Group Co., Ltd.	164,000	43,501
New World Department Store China, Ltd.†	1,881,000	1,913,805
SA SA International Holdings, Ltd.	2,344,000	970,171

		11,520,665

China - 0.4%
AsiaInfo Holdings, Inc.†	230,500	3,169,375

Denmark - 3.4%
FLSmidth & Co. A/S	114,647	13,749,510
Genmab A/S†	72,880	3,906,593
Jyske Bank A/S†	13,993	935,396
Topdanmark A/S†	35,160	6,013,390

		24,604,889

Finland - 3.6%
Nokian Renkaat Oyj	154,591	7,941,471
Pohjola Bank PLC, Class A	433,639	8,925,403
Ramirent Oyj	23,989	309,390
Wartsila Oyj, Class B	121,906	8,616,036

		25,792,300

France - 2.5%
BioMerieux	55,412	5,970,710
Bureau Veritas SA	200,340	12,155,475

		18,126,185

Germany - 7.7%
Fielmann AG	118,092	9,162,195
GEA Group AG	223,694	8,710,736
K+S AG	21,873	10,254,271
SGL Carbon AG†	174,975	13,011,986
Vossloh AG	95,435	13,822,832

		54,962,020

Greece - 0.9%
Fourlis Holdings SA	183,913	6,231,749

Hong Kong - 0.9%
China Everbright International, Ltd.	3,779,000	1,462,420
China Green Holdings, Ltd.	2,658,000	3,508,169
Dah Sing Banking Group, Ltd.	720,400	1,523,162

		6,493,751

India - 0.3%
Chennai Petroleum Corp., Ltd.	292,380	2,327,746

Indonesia - 0.5%
Ciputra Development Tbk PT†	6,479,500	340,843
Medco Energi Internasional Tbk PT†	2,314,000	1,254,503
United Tractors Tbk PT	1,096,000	1,700,183

		3,295,529

Ireland - 0.8%
Kerry Group PLC	207,157	6,058,947

Italy - 0.9%
Hera SpA	1,437,770	6,095,307

Japan - 24.7%
Acrodea, Inc.†	315	1,114,542
Alpha Systems, Inc.	86,600	2,217,985
Amano Corp.	137,400	1,475,401
Chugoku Marine Paints, Ltd.	403,000	3,096,471
Daiichi Chuo Kisen Kaisha	219,000	1,547,666
Daiseki Co., Ltd.	87,600	2,642,459
Dena Co., Ltd.	283	1,991,899
Digital Garage, Inc.†	1,172	1,656,498
Disco Corp.	49,100	2,529,055
Don Quijote Co, Ltd.	252,100	5,273,008
en-japan, Inc.	630	1,290,837
EPS Co., Ltd.	659	3,094,337
Exedy Corp.	165,700	4,401,062
FP Corp.	98,000	2,816,733
Fujimi, Inc.	107,800	1,751,673
Glory, Ltd.	44,100	1,035,359
Harmonic Drive Systems, Inc.	321	1,315,424
Hisamitsu Pharmaceutical Co., Inc.	111,500	4,495,115
Hitachi Systems & Services, Ltd.	126,000	2,390,438
Iriso Electronics Co., Ltd.	83,200	1,349,573
Japan Steel Works, Ltd.	359,000	7,457,883
Kaga Electronics Co., Ltd.	80,000	1,078,353
Kakaku.com, Inc.	502	2,861,905

Kenedix, Inc.	895	1,324,417
Kito Corp.	504	927,490
Kitz Corp.	157,000	881,654
Koito Manufacturing Co., Ltd.	226,000	3,222,140
Kureha Corp.	440,000	2,575,223
Kyoritsu Maintenance Co., Ltd.	143,700	2,651,266
Lintec Corp.	220,400	3,951,394
Mani, Inc.	27,000	1,831,246
MCJ Co., Ltd.	1,639	458,180
Miraca Holdings, Inc.	94,400	2,328,211
Miraial Co., Ltd.	35,300	1,078,220
Mitsubishi UFJ Lease & Finance Co., Ltd.	62,400	2,912,237
Modec, Inc.	118,500	4,417,615
Moshi Moshi Hotline, Inc.	219,300	5,668,682
Nabtesco Corp.	378,000	5,647,410
Nihon Dempa Kogyo Co., Ltd.	50,300	1,326,447
Nishimatsuya Chain Co., Ltd.	220,600	2,603,172
Nissha Printing Co, Ltd.	48,500	2,502,751
NPC, Inc	25,200	1,460,558
Obic Co, Ltd.	10,080	1,767,012
Okasan Holdings, Inc.	410,000	2,473,534
Osaka Securities Exchange Co., Ltd.	591	3,313,233
Otsuka Corp.	59,700	4,286,938
Resort Solution Co., Ltd.	94,000	301,385
Right On Co., Ltd.	50	598
Rohto Pharmaceutical Co., Ltd.	182,000	2,178,752
Saint Marc Holdings Co., Ltd.	61,700	2,733,248
Sankyu, Inc.	535,000	3,050,038
Sasebo Heavy Industries Co., Ltd.	535,000	1,898,027
Sato Corp.	109,000	1,390,675
So-net M3, Inc.	501	1,900,968
Star Micronics Co., Ltd.	119,600	2,297,382
Sugi Pharmacy Co., Ltd.	69,300	1,702,590
Sysmex Corp.	108,800	4,045,684
Taiyo Ink Manufacturing Co., Ltd.	93,900	2,079,838
Takeei Corp.	12,600	490,040
Teikoku Piston Ring Co., Ltd.	256,000	2,532,802
Toho Pharmaceutical Co., Ltd.	119,700	2,242,530
Toshiba Machine Co., Ltd.	220,000	1,659,078
Toyo Tanso Co., Ltd.	48,800	3,768,090
Tsumura & Co.	189,000	4,661,355
Unicharm Petcare Corp	72,700	2,268,858
Union Tool Co.	71,200	2,424,663
USS Co, Ltd.	62,980	4,265,578
Vantec Group Holdings Corp.	410	536,710
Village Vanguard Co., Ltd.	326	1,858,528
Works Applications Co., Ltd.	2,896	3,653,652
Xebio Co., Ltd.	109,000	2,683,125
Yamaguchi Financial Group, Inc.	143,000	2,086,264

		177,203,164

Luxembourg - 0.9%
Oriflame Cosmetics SA SDR	92,884	6,594,214

Malaysia - 0.4%
IJM Corp. Bhd	574,400	1,019,383
Lion Industries Corp. Bhd	458,800	406,406
Sarawak Energy Bhd	1,747,400	1,617,963

		3,043,752

Netherlands - 7.1%
Boskalis Westminster	219,625	13,322,161
Fugro NV	105,334	9,276,869
Koninklijke Vopak NV	149,598	10,896,747
Nutreco Holding NV	116,162	8,443,191
Qiagen NV†	205,581	4,081,063
Smit Internationale NV	40,589	4,540,220

		50,560,251

New Zealand - 0.1%
Nufarm, Ltd.	64,935	1,045,793

Philippines - 0.3%
Pepsi-Cola Products Philippines, Inc.†	32,393,000	2,072,441

Singapore - 1.1%
Olam International, Ltd.	274,000	629,885
Raffles Education Corp., Ltd.	2,232,000	2,180,280
Raffles Medical Group, Ltd.	2,345,200	2,463,102
Swiber Holdings, Ltd.†	1,097,000	2,320,414

		7,593,681

South Korea - 2.8%
Cheil Industries, Inc.	23,950	1,236,969
Elim Edu Co., Ltd.†	499,153	1,635,495
Hyundai DSF Co., Ltd.	105,470	1,157,042
Hyunjin Materials Co., Ltd.	35,484	1,532,972
Jinsung T.E.C.	191,662	2,958,522
JVM Co., Ltd.	39,825	1,604,522
Kolon Engineering & Construction Co., Ltd.	129,080	1,528,835
Korea Kumho Petrochemical Co., Ltd.	14,650	694,775
MegaStudy Co., Ltd.	4,539	1,577,556
SODIFF Advanced Materials Co., Ltd.	19,878	1,539,988
SSCP Co., Ltd.†	79,076	1,412,551
Synopex, Inc†	186,314	1,327,649
Taeyoung Engineering & Construction	138,010	1,246,049
Youngone Corp.	68,930	629,039

		20,081,964

Spain - 6.2%
Bolsas y Mercados Espanoles	32,765	1,522,597
Grifols SA	217,424	6,244,229
Indra Sistemas SA	229,083	6,254,746
Prosegur Cia de Seguridad SA	169,990	7,492,205
Red Electrica de Espana	172,323	12,198,160
Tecnicas Reunidas SA	124,564	10,416,233

		44,128,170

Sweden - 1.3%
Saab AB	342,391	9,586,149

Switzerland - 2.3%
Basilea Pharmaceutica AG†	33,550	5,375,726
Bucher Industries AG	18,573	4,860,432
Galenica AG	17,311	6,162,035

		16,398,193

Taiwan - 1.1%
Everlight Electronics Co., Ltd.	499,511	1,766,246
International Games System Co., Ltd.	164,450	1,411,797
L&K Engineering Co., Ltd.	651,000	920,762
Mosel Vitelic, Inc.	602,970	1,170,161
Shin Zu Shing Co., Ltd.	205,000	1,206,993
Sweeten Construction Co., Ltd.	946,000	1,294,441

		7,770,400

Thailand - 0.5%
Italian-Thai Development PCL	3,550,200	928,657
Somboon Advance Technology PCL†(1)	1,927,600	919,458
Thoresen Thai Agencies PCL	884,600	1,388,355

		3,236,470

United Kingdom - 16.4%
Aggreko PLC	725,722	8,690,188
Charter PLC	452,475	8,129,512
Cobham PLC	2,554,628	10,702,879
Cookson Group PLC	605,909	8,761,790
Croda International	669,405	8,738,501
De La Rue PLC	736,895	13,881,894
IG Group Holdings PLC	1,911,889	14,476,806
Lamprell PLC	644,720	6,704,911
Northumbrian Water Group PLC	919,301	5,991,233
Pennon Group PLC	689,163	8,853,083
Rotork PLC	379,872	8,540,744
Serco Group PLC	1,094,959	9,684,605
Wellstream Holdings PLC†	167,520	4,522,985

		117,679,131

Total Common Stock (cost $652,245,457)		685,960,587

PREFERRED STOCK - 1.3%
Germany - 1.3%
Fuchs Petrolub AG (cost $7,944,578)	93,142	9,384,088

Total Long-Term Investment Securities (cost $660,190,035)		695,344,675

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Time Deposits - 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 06/02/08 (cost $15,759,000)	$15,759,000	15,759,000

TOTAL INVESTMENTS - (cost $675,949,035) (2)	99.2%	711,103,675
Other assets less liabilities	0.8	5,522,726

NET ASSETS -	100.0%	$716,626,401

†	Non-income producing security
(1)	Fair valued security; see Note 1
(2)	See Note 4 for cost of investments on a tax basis.

SDR - Swedish Depository Receipt

Industry Allocation*
Diversified Manufacturing Operations	3.9%
Building & Construction Products-Misc.	3.8
Chemicals-Diversified	3.2
Machinery-General Industrial	3.1
Consulting Services	3.0
Chemicals-Specialty	2.9
Food-Misc.	2.7
Oil-Field Services	2.6
Miscellaneous Manufacturing	2.4
Medical-Drugs	2.3
Printing-Commercial	2.3
Time Deposits	2.2
Water	2.1
Gambling (Non-Hotel)	2.0
Electric Products-Misc.	1.9
Banks-Commercial	1.9
Medical-Biomedical/Gene	1.9
Commercial Services	1.8
Building-Heavy Construction	1.8
Electric-Transmission	1.7
Transport-Services	1.6
Oil Refining & Marketing	1.6
Auto/Truck Parts & Equipment-Original	1.5
Aerospace/Defense-Equipment	1.5
Aerospace/Defense	1.3
Retail-Misc./Diversified	1.3
Oil Companies-Exploration & Production	1.3
Machinery-Construction & Mining	1.3
Transport-Marine	1.3
Wire & Cable Products	1.2
Instruments-Controls	1.2
Computers-Integrated Systems	1.2
Medical-Wholesale Drug Distribution	1.2
Rubber-Tires	1.1
Security Services	1.0
Machinery-Material Handling	1.0
Cosmetics & Toiletries	0.9
Computer Services	0.9
Therapeutics	0.9
Appliances	0.9
Electric-Integrated	0.9
Agricultural Operations	0.9
Insurance-Multi-line	0.8
Direct Marketing	0.8
Medical Labs & Testing Services	0.8
Retail-Discount	0.7
Machinery-Electrical	0.7
Retail-Apparel/Shoe	0.7
Applications Software	0.7
Electronic Components-Misc.	0.7
Retail-Automobile	0.6
Containers-Paper/Plastic	0.6
Medical Instruments	0.6
Finance-Investment Banker/Broker	0.6
Oil Field Machinery & Equipment	0.6
Schools	0.5
Retail-Restaurants	0.5
Coal	0.5
Building & Construction-Misc.	0.5
Metal Processors & Fabrication	0.5
Finance-Other Services	0.5
E-Commerce/Services	0.5
Rubber/Plastic Products	0.5
Internet Infrastructure Software	0.4
Real Estate Operations & Development	0.4
Coatings/Paint	0.4
Engineering/R&D Services	0.4
Transport-Truck	0.4
Beverages-Non-alcoholic	0.4
Finance-Leasing Companies	0.4
Internet Content-Information/News	0.4
Medical-Hospitals	0.4
E-Services/Consulting	0.4
Retail-Sporting Goods	0.4
Building-Maintance & Services	0.4
Diversified Operations	0.4
Communications Software	0.3
Footwear & Related Apparel	0.3
Retail-Major Department Stores	0.3
Shipbuilding	0.3
Retail-Bookstore	0.3
Medical Products	0.3
Electronic Components-Semiconductors	0.2
Retail-Drug Store	0.2
Data Processing/Management	0.2
Electric-Generation	0.2
Advanced Materials	0.2
Engines-Internal Combustion	0.2
Fisheries	0.2
Batteries/Battery Systems	0.2
Entertainment Software	0.2
Machinery-Print Trade	0.2
Electronic Connectors	0.2
Investment Management/Advisor Services	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Regional Department Stores	0.2
Electronic Parts Distribution	0.2
Diversified Minerals	0.1
Commerce	0.1
Food-Wholesale/Distribution	0.1
Recycling	0.1
Computers	0.1
Steel-Producers	0.1
Apparel Manufacturers	0.1
Retail-Perfume & Cosmetics	0.1

99.2%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.7%
Aerospace/Defense - 0.5%

Northrop Grumman Corp.	23,116	$1,744,333

Agricultural Chemicals - 2.7%

CF Industries Holdings, Inc.	32,021	4,383,675
Terra Industries, Inc.	98,659	4,304,492

		8,688,167

Applications Software - 0.3%

Microsoft Corp.	39,500	1,118,640

Banks-Commercial - 2.4%

Bank of Hawaii Corp.	33,714	1,823,927
Cullen/Frost Bankers, Inc.	23,100	1,291,290
UnionBanCal Corp.	96,959	4,853,768

		7,968,985

Banks-Fiduciary - 2.9%

Northern Trust Corp.	72,006	5,472,456
The Bank of New York Mellon Corp.	88,679	3,948,876

		9,421,332

Banks-Super Regional - 1.5%

Bank of America Corp.	148,037	5,034,738

Beverages-Non-alcoholic - 0.3%

Coca-Cola Enterprises, Inc.	41,067	827,089

Broadcast Services/Program - 0.5%

Liberty Media Corp., Class A†	100,112	1,483,660

Building-Heavy Construction - 1.0%

Perini Corp.†	82,325	3,168,689

Building-Residential/Commercial - 1.4%

NVR, Inc.†	8,347	4,719,143

Chemicals-Specialty - 1.0%

OM Group, Inc.†	71,360	3,102,733

Commercial Services-Finance - 1.4%

The Western Union Co.	186,646	4,412,311

Computer Services - 0.3%

Affiliated Computer Services, Inc., Class A†	18,500	1,002,700

Computers - 1.4%

International Business Machines Corp.	36,342	4,703,745

Computers-Memory Devices - 1.2%

Western Digital Corp.†	105,215	3,948,719

Consulting Services - 0.3%

Watson Wyatt Worldwide, Inc., Class A	14,200	831,694

Consumer Products-Misc. - 1.0%

Fossil, Inc.†	73,170	2,320,220
Tupperware Brands Corp.	26,349	1,009,167

		3,329,387

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	47,969	3,168,352

Distribution/Wholesale - 0.5%

Owens & Minor, Inc.	34,856	1,654,963

Diversified Manufacturing Operations - 4.4%

Acuity Brands, Inc.	23,221	1,236,518
General Electric Co.	289,732	8,900,567
Parker Hannifin Corp.	48,113	4,073,728

		14,210,813

Electric-Integrated - 5.8%

American Electric Power Co., Inc.	78,974	3,342,969
Dominion Resources, Inc.	139,767	6,471,212
Duke Energy Corp.	94,626	1,748,689
Edison International	110,464	5,879,999
SCANA Corp.	34,271	1,375,638

		18,818,507

Electronics-Military - 1.6%

L-3 Communications Holdings, Inc.	48,730	5,233,115

Engineering/R&D Services - 0.3%

EMCOR Group, Inc.†	33,581	985,602

Enterprise Software/Service - 0.4%

Oracle Corp.†	57,500	1,313,300

Finance-Credit Card - 1.4%

Discover Financial Services	260,680	4,470,662

Finance-Investment Banker/Broker - 4.5%

Citigroup, Inc.	39,378	861,985
JPMorgan Chase & Co.	241,213	10,372,159
Knight Capital Group, Inc., Class A†	191,662	3,413,500

		14,647,644

Food-Retail - 0.3%

Safeway, Inc.	25,900	825,433

Food-Wholesale/Distribution - 0.7%

Fresh Del Monte Produce, Inc.†	81,190	2,398,353

Gas-Distribution - 0.9%

Energen Corp.	38,536	2,888,273

Human Resources - 0.3%

Hewitt Associates Inc., Class A†	23,771	930,872

Instruments-Scientific - 1.3%

Thermo Fisher Scientific, Inc.†	74,000	4,367,480

Insurance Broker - 1.3%

AON Corp.	91,203	4,303,870

Insurance-Multi-line - 2.3%

ACE, Ltd.	83,808	5,034,346
Assurant, Inc.	33,966	2,310,707

		7,345,053

Insurance-Property/Casualty - 2.3%

Arch Capital Group, Ltd.†	45,781	3,221,151
Chubb Corp.	79,531	4,275,587

		7,496,738

Insurance-Reinsurance - 3.8%

Aspen Insurance Holdings, Ltd.	90,452	2,311,953
Axis Capital Holdings, Ltd.	77,845	2,728,467
Endurance Specialty Holdings, Ltd.	95,818	3,225,234
PartnerRe, Ltd.	42,495	3,131,457
Platinum Underwriters Holdings, Ltd.	31,300	1,110,211

		12,507,322

Intimate Apparel - 0.5%

The Warnaco Group, Inc.†	34,971	1,685,252

Investment Management/Advisor Services - 0.4%

Federated Investors, Inc., Class B	36,885	1,357,737

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	15,657	1,293,895

Joy Global, Inc.	22,971	1,934,847

		3,228,742

Machinery-Farming - 0.5%

AGCO Corp.†	29,599	1,788,668

Medical Products - 2.4%

Johnson & Johnson	116,658	7,785,755

Medical-Biomedical/Gene - 0.7%

Invitrogen Corp.†	19,886	913,960
Martek Biosciences Corp.†	35,138	1,326,811

		2,240,771

Medical-Drugs - 2.7%

Pfizer, Inc.	462,346	8,951,019

Medical-HMO - 1.8%

Aetna, Inc.	72,210	3,405,424
AMERIGROUP Corp.†	88,194	2,435,036

		5,840,460

Metal Processors & Fabrication - 0.3%

Worthington Industries, Inc.	56,501	1,126,630

Oil Companies-Exploration & Production - 4.3%

Apache Corp.	16,033	2,149,384
Cimarex Energy Co.	20,252	1,379,971
Devon Energy Corp.	45,506	5,275,966
Occidental Petroleum Corp.	38,182	3,510,071
Stone Energy Corp.†	23,771	1,606,444

		13,921,836

Oil Companies-Integrated - 14.4%

Chevron Corp.	129,428	12,832,786
ConocoPhillips	131,171	12,212,020
Exxon Mobil Corp.	246,785	21,904,637

		46,949,443

Oil Refining & Marketing - 0.8%

Valero Energy Corp.	51,520	2,619,277

Real Estate Investment Trusts - 1.4%

Annaly Mtg. Management, Inc.	74,328	1,323,782
Senior Housing Properties Trust	149,139	3,312,377

		4,636,159

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†	75,427	1,553,042

Retail-Apparel/Shoe - 1.4%

The Gap, Inc.	258,601	4,719,468

Retail-Auto Parts - 1.1%

AutoZone, Inc.†	28,011	3,545,072

Retail-Discount - 1.7%

Big Lots, Inc.†	86,517	2,687,218
Wal-Mart Stores, Inc.	51,885	2,995,840

		5,683,058

Retail-Restaurants - 1.3%

McDonald’s Corp.	71,662	4,250,990

Savings & Loans/Thrifts - 0.3%

Hudson City Bancorp, Inc.	59,770	1,063,906

Steel-Producers - 0.5%

AK Steel Holding Corp.	23,710	1,683,410

Telephone-Integrated - 3.9%

AT&T, Inc.	259,553	10,356,165
Verizon Communications, Inc.	64,602	2,485,239

		12,841,404

Television - 0.6%

DISH Network Corps. Class A†	51,625	1,812,554

Tobacco - 3.0%

Altria Group, Inc.	109,415	2,435,578
Philip Morris International, Inc.†	122,329	6,441,845
Universal Corp.	19,562	970,471

		9,847,894

Total Long-Term Investment Securities (cost $317,725,437)		322,204,964

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

American Advantage Money Market Fund (cost $3,601,112)	3,601,112	3,601,112

TOTAL INVESTMENTS (cost $321,326,549) (1)	99.8%	325,806,076
Other assets less liabilities	0.2	643,367

NET ASSETS	100.0%	$326,449,443

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.7%
Aerospace/Defense-Equipment - 1.0%

BE Aerospace, Inc.†	63,577	$2,222,016

Agricultural Chemicals - 1.0%

Intrepid Potash, Inc.†	20,051	985,707
Potash Corp. of Saskatchewan, Inc.	6,698	1,333,371

		2,319,078

Applications Software - 1.5%

Citrix Systems, Inc.†	69,955	2,394,560
Nuance Communications, Inc.†	56,350	1,111,222

		3,505,782

Banks-Commercial - 0.3%

Signature Bank†	26,631	760,049

Casino Hotel - 0.4%

Wynn Resorts, Ltd.	9,864	986,696

Casino Services - 0.9%

International Game Technology	62,211	2,218,444

Coal - 1.2%

Alpha Natural Resources, Inc.†	35,600	2,907,808

Commercial Services - 3.1%

Alliance Data Systems Corp.†	73,731	4,426,809
Quanta Services, Inc.†	84,987	2,722,984

		7,149,793

Commercial Services-Finance - 2.6%

Equifax, Inc.	29,968	1,143,579
Moody’s Corp.	92,727	3,438,317
Riskmetrics Group, Inc.†	68,067	1,411,029

		5,992,925

Computer Aided Design - 1.4%

Ansys, Inc.†	68,152	3,223,590

Computer Services - 2.3%

Cognizant Technology Solutions Corp., Class A†	74,677	2,634,605
IHS, Inc.†	46,861	2,791,041

		5,425,646

Computers-Memory Devices - 0.9%

NetApp, Inc.†	87,314	2,128,715

Computers-Periphery Equipment - 0.8%

Logitech International SA†	58,241	1,907,745

Consulting Services - 0.6%

Gartner, Inc.†	62,992	1,372,596

Consumer Products-Misc. - 1.0%

Jarden Corp.†	125,604	2,355,075

Containers-Metal/Glass - 4.0%

Crown Holdings, Inc.†	162,758	4,695,568
Owens-Illinois, Inc.†	81,359	4,655,362

		9,350,930

Containers-Paper/Plastic - 1.6%

Pactiv Corp.†	150,983	3,718,711

Cosmetics & Toiletries - 1.1%

The Estee Lauder Cos., Inc., Class A	52,127	2,481,245

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	30,060	1,210,817

Diversified Financial Services - 0.9%

IntercontinentalExchange, Inc.†	14,818	2,047,848

Electronic Components-Semiconductors - 2.9%

Altera Corp.	112,744	2,608,896
Intersil Corp., Class A	85,962	2,395,761
ON Semiconductor Corp.†	173,363	1,714,560

		6,719,217

Electronic Connectors - 1.4%

Amphenol Corp., Class A	72,008	3,357,733

Engineering/R&D Services - 3.3%

Foster Wheeler, Ltd.†	47,079	3,586,007
Shaw Group, Inc.†	67,955	4,145,255

		7,731,262

Finance-Consumer Loans - 1.8%

SLM Corp.†	187,231	4,244,527

Finance-Investment Banker/Broker - 1.1%

TD Ameritrade Holding Corp.†	143,557	2,599,817

Independent Power Producer - 0.7%

Dynegy, Inc., Class A†	165,000	1,554,300

Instruments-Scientific - 1.0%

Waters Corp.†	36,482	2,244,373

Internet Security - 1.2%

McAfee, Inc.†	74,226	2,690,693

Investment Companies - 0.5%

KKR Financial Holdings, LLC	94,513	1,149,278

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.†	23,178	2,375,745

Machinery-Construction & Mining - 1.9%

Bucyrus International, Inc.	42,714	3,023,297
Joy Global, Inc.	16,441	1,384,825

		4,408,122

Machinery-Pumps - 1.6%

Flowserve Corp.	27,104	3,754,446

Medical-Biomedical/Gene - 1.4%

AMAG Pharmaceuticals, Inc.†	26,658	1,066,320
Genzyme Corp.†	30,924	2,117,057

		3,183,377

Medical-Drugs - 1.0%

Allergan, Inc.	40,744	2,347,669

Medical-HMO - 1.1%

Humana, Inc.†	50,810	2,593,851

Metal Processors & Fabrication - 1.4%

Precision Castparts Corp.	27,660	3,341,328

Networking Products - 1.6%

Infinera Corp.†	91,327	1,304,149
Juniper Networks, Inc.†	90,817	2,499,284

		3,803,433

Oil & Gas Drilling - 3.6%

ENSCO International, Inc.	31,662	2,274,281
Helmerich & Payne, Inc.	29,000	1,816,850
Noble Corp.	68,427	4,320,481

		8,411,612

Oil Companies-Exploration & Production - 2.4%

Carrizo Oil & Gas, Inc.†	36,328	2,432,523
Southwestern Energy Co.†	72,341	3,207,600

		5,640,123

Oil Field Machinery & Equipment - 1.4%

Cameron International Corp.†	60,487	3,219,723

Oil Refining & Marketing - 0.5%

Tesoro Corp.	50,000	1,242,500

Oil-Field Services - 1.1%

Hercules Offshore, Inc.†	74,421	2,524,360

Pharmacy Services - 0.8%

Express Scripts, Inc.†	24,858	1,792,510

Physicians Practice Management - 0.5%

Healthways, Inc.†	33,927	1,095,842

Pipelines - 1.0%

Williams Cos., Inc.	62,374	2,372,707

Private Corrections - 1.4%

Corrections Corp. of America†	131,190	3,382,078

Real Estate Investment Trusts - 1.0%

Annaly Mtg. Management, Inc.	130,506	2,324,312

Real Estate Operations & Development - 0.2%

Meruelo Maddux Properties, Inc.†	165,261	462,731

Research & Development - 1.0%

Pharmaceutical Product Development, Inc.	50,859	2,248,476

Retail-Apparel/Shoe - 7.9%

Abercrombie & Fitch Co., Class A	31,710	2,302,146
Aeropostale, Inc.†	122,618	4,284,273
Coach, Inc.†	64,323	2,334,925
Guess ?, Inc.	56,891	2,322,859
Hanesbrands, Inc.†	145,957	4,816,581
Under Armour, Inc., Class A†	32,980	1,180,684
Urban Outfitters, Inc.†	38,130	1,227,405

		18,468,873

Retail-Computer Equipment - 0.4%

GameStop Corp., Class A†	20,851	1,034,210

Retail-Drug Store - 1.4%

Shoppers Drug Mart Corp.	59,124	3,317,394

Retail-Perfume & Cosmetics - 0.3%

Ulta Salon Cosmetics & Fragrance, Inc.†	54,522	777,484

Retail-Restaurants - 0.9%

Burger King Holdings, Inc.	77,536	2,213,653

Retail-Sporting Goods - 0.8%

Dick’s Sporting Goods, Inc.†	78,929	1,827,206

Rubber-Tires - 1.2%

The Goodyear Tire & Rubber Co.†	110,850	2,816,698

Schools - 2.1%

Apollo Group, Inc., Class A†	51,550	2,463,575
ITT Educational Services, Inc.†	32,367	2,350,815

		4,814,390

Semiconductor Components-Integrated Circuits - 1.1%

Maxim Integrated Products, Inc.	115,808	2,559,357

Telecom Services - 1.0%

Amdocs, Ltd.†	74,579	2,409,647

Therapeutics - 0.7%

United Therapeutics Corp.†	17,370	1,659,009

Transactional Software - 1.6%

Solera Holdings, Inc.†	133,952	3,652,871

Transport-Truck - 2.8%

Con-way, Inc.	49,341	2,408,334
J.B. Hunt Transport Services, Inc.	33,511	1,167,523
Landstar System, Inc.	52,231	2,910,312

		6,486,169

Wire & Cable Products - 1.8%

General Cable Corp.†	60,531	4,285,595

Wireless Equipment - 2.7%

American Tower Corp., Class A†	26,324	1,203,533
Crown Castle International Corp.†	56,969	2,420,613
SBA Communcations Corp., Class A†	70,716	2,632,050

		6,256,196

X-Ray Equipment - 1.1%

Hologic, Inc.†	107,667	2,587,238

Total Long-Term Investment Securities (cost $202,272,201)		221,267,644

REPURCHASE AGREEMENT - 5.3%

Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in the amount of $12,213,740 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.45% due 08/13/08 and having approximate value of $12,581,775 (cost $12,212,000)	12,212,000	12,212,000

TOTAL INVESTMENTS (cost $214,484,201) (1)	100.0%	233,479,644
Other assets less liabilities	0.0	103,684

NET ASSETS	100.0%	$233,583,328

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.7%
Advertising Agencies - 0.9%

Omnicom Group, Inc.	122,429	$6,000,245

Aerospace/Defense-Equipment - 1.0%

Alliant Techsystems, Inc.†	58,900	6,394,184

Agricultural Chemicals - 0.9%

Agrium, Inc.	71,400	6,241,788

Agricultural Operations - 1.0%

Bunge, Ltd.	25,851	3,085,834
Chaoda Modern Agriculture	2,350,000	3,306,424

		6,392,258

Airlines - 0.5%

Northwest Airlines Corp.†	503,700	3,556,122

Appliances - 0.1%

Whirlpool Corp.	9,900	729,432

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.†	163,869	1,114,309

Auto/Truck Parts & Equipment-Original - 1.7%

Autoliv, Inc.	65,178	3,563,281
TRW Automotive Holdings Corp.†	161,400	4,026,930
WABCO Holdings, Inc.	66,466	3,473,513

		11,063,724

Banks-Commercial - 3.2%

City National Corp.	56,807	2,749,459
M&T Bank Corp.	96,011	8,320,313
Marshall & Ilsley Corp.	86,100	2,000,964
Popular, Inc.	440,109	4,797,188
Zions Bancorp.	72,246	3,113,080

		20,981,004

Banks-Fiduciary - 0.4%

Northern Trust Corp.	38,166	2,900,616

Banks-Super Regional - 0.9%

Comerica, Inc.	37,991	1,412,505
Huntington Bancshares, Inc.	359,800	3,205,818
KeyCorp	52,571	1,023,557
National City Corp.	70,471	411,551

		6,053,431

Beverages-Non-alcoholic - 0.5%

Pepsi Bottling Group, Inc.	100,051	3,243,653

Building-Residential/Commercial - 1.1%

D.R. Horton, Inc.	51,215	650,943
M.D.C Holdings, Inc.	149,400	6,070,122
Toll Brothers, Inc.†	31,231	658,037

		7,379,102

Chemicals-Diversified - 2.8%

Celanese Corp., Class A	113,100	5,507,970
FMC Corp.	137,700	10,187,046
Rohm & Haas Co.	48,921	2,640,756

		18,335,772

Chemicals-Specialty - 2.1%

Cytec Industries, Inc.	31,756	2,005,709
Eastman Chemical Co.	89,763	6,876,743
Rhodia SA	204,054	4,685,664

		13,568,116

Coal - 0.3%

Arch Coal, Inc.	29,902	1,940,939

Coatings/Paint - 0.4%

The Sherwin-Williams Co.	48,937	2,747,813

Commercial Services - 0.7%

PHH Corp.†	251,400	4,733,862

Computer Graphics - 0.8%

Compagnie Generale de Geophysique-Veritas ADR†	100,200	5,388,756

Computers-Integrated Systems - 0.3%

NCR Corp.†	66,400	1,756,944

Computer Serives - 1.3%

CACI International, Inc., Class A	161,800	8,246,946

Containers-Metal/Glass - 1.9%

Greif, Inc., Class A	77,900	5,222,416
Owens-Illinois, Inc.†	133,898	7,661,644

		12,884,060

Containers-Paper/Plastic - 1.8%

Pactiv Corp.†	378,362	9,319,056
Sonoco Products Co.	71,958	2,491,186

		11,810,242

Distribution/Wholesale - 0.6%

United Stationers, Inc.†	99,246	4,202,076

Diversified Manufacturing Operations - 2.8%

Crane Co.	45,929	2,096,659
Eaton Corp.	71,893	6,950,615
Pentair, Inc.	138,200	5,172,826
Teleflex, Inc.	69,200	4,102,868

		18,322,968

Diversified Operations - 0.5%
First Pacific Co.	4,638,000	3,375,728

Electric-Integrated - 6.6%

Edison International	149,721	7,969,649
Northeast Utilities	222,500	5,809,475
NSTAR	57,836	1,939,241
PG&E Corp.	106,130	4,201,687
PPL Corp.	125,918	6,460,852
Sierra Pacific Resources	384,400	5,216,308
Westar Energy, Inc.	56,387	1,353,288
Wisconsin Energy Corp.	220,856	10,609,922

		43,560,422

Electronic Components-Misc. - 1.6%

Flextronics International, Ltd.†	620,762	6,648,361
Kingboard Laminates Holdings, Ltd.	6,071,500	4,115,665

		10,764,026

Electronic Components-Semiconductors - 2.4%

Fairchild Semiconductor International, Inc.†	707,995	10,619,925
Intersil Corp., Class A	97,100	2,706,177
MEMC Electronic Materials, Inc.†	39,955	2,743,310

		16,069,412

Electronic Connectors - 0.5%

Amphenol Corp., Class A	66,815	3,115,583

Electronic Parts Distribution - 1.8%

Arrow Electronics, Inc.†	276,792	8,486,443
Avnet, Inc.†	106,485	3,143,437

		11,629,880

Energy-Alternate Sources - 0.2%

Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	183,700	670,266
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR	154,200	562,630

		1,232,896

Engineering/R&D Services - 0.8%

URS Corp.†	104,875	5,014,074

Enterprise Software/Service - 0.6%

BMC Software, Inc.†	67,057	2,688,986
CA, Inc.	49,923	1,324,956

		4,013,942

Finance-Commercial - 0.5%

CIT Group, Inc.	361,914	3,619,140

Finance-Credit Card - 0.1%

Discover Financial Services	51,482	882,916

Finance-Investment Banker/Broker - 0.9%

Lazard, Ltd., Class A	74,762	2,847,685
TD Ameritrade Holding Corp.†	190,196	3,444,449

		6,292,134

Finance-Other Services - 0.3%

Solar Cayman Ltd.†*(1)(2)(4)	120,200	1,815,020

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	61,178	1,413,212

Fishery - 0.8%

Marine Harvest†	7,974,000	5,374,747

Food-Dairy Products - 0.9%

Dean Foods Co.†	263,900	5,739,825

Food-Meat Products - 1.0%

Marfrig Frigorificos e Comercio de Alimentos SA	239,000	3,467,815
Smithfield Foods, Inc.†	96,101	3,007,000

		6,474,815

Food-Misc. - 1.4%

ConAgra Foods, Inc.	253,308	5,973,003
Corn Products International, Inc.	69,659	3,274,669

		9,247,672

Garden Products - 0.5%

Toro Co.	77,600	3,032,608

Gas-Distribution - 1.8%

Sempra Energy	92,576	5,351,818
UGI Corp.	235,916	6,365,014

		11,716,832

Home Decoration Products - 1.1%

Newell Rubbermaid, Inc.	364,456	7,318,276

Industrial Gases - 0.3%

Airgas, Inc.	34,013	2,012,549

Insurance Broker - 0.6%

AON Corp.	81,011	3,822,909

Insurance-Life/Health - 2.3%

Reinsurance Group of America, Inc.	136,295	7,008,289
StanCorp Financial Group, Inc.	57,684	3,172,043
Unum Group	208,985	5,032,359

		15,212,691

Insurance-Multi-line - 0.5%

Assurant, Inc.	52,569	3,576,269

Insurance-Property/Casualty - 0.9%

Arch Capital Group, Ltd.†	45,963	3,233,957
W.R. Berkley Corp.	108,528	2,940,023

		6,173,980

Insurance-Reinsurance - 1.8%
Everest Re Group, Ltd.	84,101	7,377,340
Platinum Underwriters Holdings, Ltd.	119,755	4,247,710

		11,625,050

Internet Security - 0.8%

McAfee, Inc.†	154,600	5,604,250

Investment Management/Advisor Services - 1.5%

Affiliated Managers Group, Inc.†	48,076	4,927,790
Invesco, Ltd.	175,842	4,893,683

		9,821,473

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	143,900	5,561,735

Machinery-Farming - 0.3%

AGCO Corp.†	29,200	1,764,556

Medical Products - 1.7%

The Cooper Cos., Inc.	118,300	4,785,235
West Pharmaceutical Services, Inc.	141,600	6,716,088

		11,501,323

Medical-Drugs - 0.9%

Endo Pharmaceuticals Holdings, Inc.†	231,812	5,711,848

Medical-Generic Drugs - 1.7%

Barr Pharmaceuticals, Inc.†	183,435	8,034,453
Impax Laboratories, Inc.†(2)	424,915	3,399,745

		11,434,198

Medical-HMO - 0.7%

Coventry Health Care, Inc.†	37,679	1,734,364
Humana, Inc.†	59,500	3,037,475

		4,771,839

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	57,665	2,383,294

Metal Processors & Fabrication - 0.2%

Ternium SA ADR	35,850	1,591,382

Metal-Iron - 0.9%

Cleveland-Cliffs, Inc.	53,300	5,687,110

Non-Ferrous Metals - 0.6%

Uranium One, Inc.†	508,400	2,548,140

Non-Ferrous Metals (continued)

USEC, Inc.†	161,200	1,123,564

		3,671,704

Non-Hazardous Waste Disposal - 0.7%

Republic Services, Inc.	137,219	4,518,622

Oil & Gas Drilling - 0.8%

Nabors Industries, Ltd.†	130,779	5,497,949

Oil Companies-Exploration & Production - 3.0%

Chesapeake Energy Corp.	37,167	2,035,636
Newfield Exploration Co.†	128,928	8,153,407
Noble Energy, Inc.	98,149	9,564,620

		19,753,663

Oil Companies-Integrated - 0.9%

Hess Corp.	49,036	6,022,111

Oil-Field Services - 0.3%

SBM Offshore NV(2)	44,538	1,768,280

Paper & Related Products - 0.6%

Temple-Inland, Inc.	253,088	3,687,492

Pipelines - 0.7%

El Paso Corp.	233,138	4,557,848

Printing-Commercial - 0.8%

R.R. Donnelley & Sons Co.	157,637	5,175,223

Real Estate Investment Trusts - 2.8%

Boston Properties, Inc.	29,419	2,875,413
Developers Diversified Realty Corp.	57,061	2,264,180
Essex Property Trust, Inc.	18,600	2,222,142
Federal Realty Investment Trust	27,146	2,188,511
LaSalle Hotel Properties	29,300	961,626
Liberty Property Trust	147,000	5,218,500
ProLogis	41,376	2,562,416

		18,292,788

Real Estate Operations & Development - 0.3%

Brookfield Properties Corp.	103,899	2,089,409

Retail-Apparel/Shoe - 1.9%

Abercrombie & Fitch Co., Class A	37,346	2,711,320
American Eagle Outfitters, Inc.	219,800	4,004,756
Liz Claiborne, Inc.	111,400	1,945,044
The Gap, Inc.	224,472	4,096,614

		12,757,734

Retail-Automobile - 0.6%

Copart, Inc.†	83,800	3,771,000

Retail-Discount - 0.4%

TJX Cos., Inc.	73,621	2,360,289

Retail-Major Department Stores - 0.4%

J.C. Penney Co., Inc.	60,231	2,423,695

Retail-Restaurants - 0.8%

Burger King Holdings, Inc.	184,210	5,259,195

Savings & Loans/Thrifts - 1.5%

Astoria Financial Corp.	104,424	2,491,557
Sovereign Bancorp, Inc.	821,000	7,503,940

		9,995,497

Semiconductor Equipment - 2.2%

Teradyne, Inc.†	303,300	4,167,342
Varian Semiconductor Equipment Associates, Inc.†	267,250	10,163,517

		14,330,859

Steel-Producers - 0.1%

Nucor Corp.	9,221	689,731

Sugar - 0.2%

Cosan, Ltd. Class A†	102,100	1,202,738

Telecom Equipment-Fiber Optics - 0.7%

JDS Uniphase Corp.†	377,300	4,667,201

Telecom Services - 2.0%

Embarq Corp.	68,900	3,260,348
Time Warner Cable, Inc., Class A†	229,717	4,295,708
Virgin Media, Inc.	353,700	5,549,553

		13,105,609

Telecommunication Equipment - 0.4%

Harris Corp.	43,723	2,876,099

Telephone-Integrated - 0.7%

Windstream Corp.	341,464	4,555,130

Therapeutics - 0.4%

Theravance, Inc.†	199,771	2,702,902

Tools-Hand Held - 0.5%

The Stanley Works	69,658	3,383,986

Transport-Equipment & Leasng - 0.3%

Genesis Lease, Ltd. ADR	129,200	1,679,600

Transport-Marine - 0.4%

American Commercial Lines, Inc.†	174,800	2,681,432

Transport-Rail - 0.4%

Norfolk Southern Corp.	39,122	2,636,040

Transport-Truck - 1.4%

Werner Enterprises, Inc.	487,358	9,230,561

Total Common Stock
(cost $604,829,923)		631,292,365

CONVERTIBLE PREFERRED STOCK - 0.6%
Banks-Super Regional - 0.6%

National City Corp, Series G(2) (cost $3,000,000)	30	3,504,000

PREFERRED STOCK – 0.0%
Finance-Mortgage Loan/Banker - 0.0%

Thornburg Mtg., Inc. 10% (cost $867,854)	36,800	165,600

Total Long-Term Investment Securities
(cost $608,697,777)		634,961,965

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Time Deposit - 2.0%

Euro Time Deposit with State Street Bank & Trust Co.
1.35% due 06/02/08
(cost $13,538,000)	$13,538,000	13,538,000

REPURCHASE AGREEMENT - 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in the amount of $7,160,020 and collateralized by Federal Home Loan Bank Notes, bearing interest at 6.12%, due 08/24/27 and having an approximate value of $7,374,375

(Cost $7,159,000)	7,159,000	7,159,000

TOTAL INVESTMENTS
(cost $629,394,777) (3)	99.4%	655,658,965

Other assets less liabilities	0.6	3,968,531

NET ASSETS	100.0%	$659,627,496

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $2,485,286 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Fair valued security; see Note 1
(3)	See Note 4 for cost of investments on a tax basis.
(4)	To the extent permitted by the Statement of Additional Information, the Mid Cap Value Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Mid Cap Value Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a% of Net Assets
Solar Cayman Ltd.
Common Stock	03/09/07	120,200	$1,803,000	$1,815,020	$15.00	0.30%

ADR – American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II MODERATE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.1%
Domestic Equity Investment Companies - 45.0%

AIG Retirement Co. I Stock Index Fund	135,964	$4,704,362
AIG Retirement Co. I Value Fund	734,391	8,085,641
AIG Retirement Co. I Blue Chip Growth Fund	1,060,037	11,172,791
AIG Retirement Co. I Real Estate Fund†	652,222	7,350,544
AIG Retirement Co. II Capital Appreciation Fund	2,201,921	24,991,806
AIG Retirement Co. II Large Cap Value Fund	588,480	7,938,598
AIG Retirement Co. II Small Cap Growth Fund†	157,946	1,911,143

Total Domestic Equity Investment Companies (cost $65,157,138)		66,154,885

Fixed Income Investment Companies - 48.1%

AIG Retirement Co. II Strategic Bond Fund	1,039,868	11,760,902
AIG Retirement Co. I Government Securities Fund	2,186,827	22,786,742
AIG Retirement Co. II Core Bond Fund	2,609,667	26,462,021
AIG Retirement Co. II High Yield Bond Fund	1,093,334	9,555,738

Total Fixed Income Investment Companies (cost $71,384,878)		70,565,403

International Equity Investment Company - 7.0%

AIG Retirement Co. I International Equities Fund	992,358	10,290,757

(cost $10,246,054)
TOTAL INVESTMENTS (cost $146,788,070) (2)	100.1%	147,011,045
Liabilities in excess of other assets	(0.1)	(204,402)

NET ASSETS	100.0%	$146,806,643

#	The Moderate Growth Lifestyle Fund invests in various AIG Retirement Company I or AIG Retirement Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II MONEY MARKET II FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 91.3%
Certificates of Deposit - 16.4%
Bank Of America Corp. 3.59% due 07/14/08	$2,000,000	$2,000,000
Bank of America NA 2.65% due 10/07/08	4,000,000	4,000,000
Bank of Scotland PLC 2.70% due 09/12/08	3,300,000	3,300,000
Barclays Bank PLC 3.97% due 07/14/08	4,000,000	4,001,030
BNP Paribas 3.52% due 10/15/08	4,000,000	4,000,000
BNP Paribas NY Branch 2.46% due 07/28/08	3,300,000	3,300,052
Calyon 2.34% due 06/13/08	3,300,000	3,300,000
Calyon 2.73% due 07/11/08	3,250,000	3,250,000
Calyon 2.73% due 10/14/08	3,200,000	3,200,118
Citibank NA 2.69% due 08/15/08	4,200,000	4,200,000
Citibank NA 2.96% due 06/05/08	4,375,000	4,375,000
Nordea Bank Finland 4.61% due 11/05/08	3,600,000	3,611,832
Svenska Handelsbanken NY 2.65% due 06/12/08	4,000,000	4,000,012
Svenska Handelsbanken NY 2.75% due 07/28/08	3,300,000	3,300,052
UBS AG 2.98% due 06/04/08	4,000,000	4,000,003

Total Certificates of Deposit (amortized cost $53,838,099)		53,838,099

Commercial Paper - 28.6%
ABN Amro North American Finance, Inc. 2.25% due 06/05/08	3,197,000	3,196,201
Bank of Scotland PLC 2.57% due 07/08/08	2,800,000	2,792,604
Barclays U.S. Funding LLC 2.64% due 08/28/08	4,100,000	4,073,592
Barclays U.S. Funding LLC 4.18% due 06/09/08	4,000,000	3,996,289
Deutsche Bank AG 2.72% due 08/04/08	3,300,000	3,300,569
Deutsche Bank Financial LLC 2.10% due 06/05/08	3,300,000	3,299,230
Deutsche Bank Financial LLC 2.20% due 06/09/08	3,000,000	2,998,533
Dexia Delaware LLC 2.77% due 06/09/08	3,000,000	2,998,153
General Electric Capital Corp. 2.38% due 06/23/08	6,000,000	5,991,273
General Electric Capital Corp. 2.67% due 08/22/08	3,300,000	3,279,931
JP Morgan Chase & Co. 2.35% due 06/12/08	3,300,000	3,297,630
JP Morgan Chase & Co. 2.50% due 09/03/08	3,300,000	3,278,458
JP Morgan Chase & Co. 2.56% due 08/04/08	3,500,000	3,484,071
Lloyds TSB Bank PLC 2.24% due 06/26/08	4,000,000	3,993,778
Lloyds TSB Bank PLC 2.50% due 06/12/08	3,300,000	3,300,030
Lloyds TSB Bank PLC 3.77% due 07/15/08	4,000,000	3,981,569
Nordea North America, Inc. 2.35% due 06/04/08	3,000,000	2,999,413
Nordea North America, Inc. 2.36% due 07/22/08	3,300,000	3,288,967
Nordea North America, Inc. 2.41% due 06/11/08	3,300,000	3,297,791
Rabobank Nederland 2.58% due 06/09/08	4,250,000	4,250,009
Rabobank Nederland 2.62% due 08/19/08	4,000,000	4,000,953
Rabobank USA Financial Corp. 2.57% due 06/10/08	4,000,000	3,997,430
Royal Bank of Canada 2.35% due 06/16/08	3,300,000	3,296,769
Royal Bank of Canada 2.63% due 07/03/08	4,000,000	4,000,000
State Street Boston Corp. 2.40% due 08/01/08	3,500,000	3,485,767
State Street Boston Corp. 2.75% due 06/03/08	4,000,000	3,999,389

Total Commercial Paper (amortized cost $93,878,399)		93,878,399

Corporate Notes - 0.5%
Cheyne Finance LLC 5.20% due 01/07/08†*(1)(2)(3)(4)(5) (amortized cost $1,633,669)	1,633,669	1,633,669

Medium Term Notes - 9.6%
Bank of America NA 2.53% due 08/26/08	5,000,000	5,000,000
Merrill Lynch & Co., Inc. 2.42% due 08/22/08(2)	3,000,000	3,000,000
Merrill Lynch & Co., Inc. 2.65% due 09/12/08	1,000,000	1,000,000
Royal Bank of Scotland PLC 2.12% due 06/06/08*	2,000,000	2,000,015
Royal Bank of Scotland PLC 2.37% due 07/28/08(2)	5,000,000	4,998,794
Wachovia Bank NA 2.65% due 06/27/08(2)	7,500,000	7,502,261
Wachovia Bank NA 2.65% due 10/03/08	1,000,000	999,244
Wells Fargo & Co. 2.77% due 09/03/08(2)	1,000,000	1,000,000
Wells Fargo Bank NA 2.36% due 07/07/08	6,000,000	6,000,060

Total Medium Term Notes (amortized cost $31,500,374)		31,500,374

U.S. Government Agencies - 27.0%
Federal Home Loan Bank
2.00% due 06/06/08	4,000,000	3,998,889
2.01% due 06/25/08	4,000,000	3,994,640

2.01% due 07/30/08	3,300,000	3,289,129
2.02% due 08/01/08	7,550,000	7,524,222
2.02% due 08/08/08	3,300,000	3,287,409
2.02% due 08/11/08	5,500,000	5,478,089
2.03% due 07/16/08	4,000,000	3,989,850
2.05% due 06/30/08	4,000,000	3,993,394
2.05% due 08/08/08	3,300,000	3,287,222
2.07% due 06/18/08	3,300,000	3,296,774
2.07% due 06/20/08	5,000,000	4,994,537
2.09% due 06/11/08	4,000,000	3,997,678
2.10% due 07/18/08	5,000,000	4,986,292
2.18% due 08/15/08	3,300,000	3,285,013
2.20% due 04/01/09	3,200,000	3,197,675
2.30% due 01/15/09	4,200,000	4,196,712
4.13% due 11/19/08	4,200,000	4,237,370
5.00% due 09/12/08	3,300,000	3,325,372
5.80% due 09/02/08	7,000,000	7,025,034
Federal National Mtg. Assoc.
2.02% due 07/18/08	4,000,000	3,989,451
2.09% due 12/08/08	3,300,000	3,263,599

Total U.S. Government Agencies (amortized cost $88,638,351)		88,638,351

U.S. Government Treasuries - 9.2%
United States Treasury Bills
1.83% due 06/26/08	5,000,000	4,993,663
1.92% due 06/19/08	5,000,000	4,995,212
United States Treasury Notes
3.13% due 09/15/08	10,000,000	9,975,836
4.13% due 08/15/08	10,000,000	9,999,803

Total U.S. Government Treasuries (amortized cost $29,964,514)		29,964,514

Total Short-Term Investment Securities - 91.3% (amortized cost $299,453,406)		299,453,406

REPURCHASE AGREEMENT - 6.9%
UBS Securities, LLC Joint Repurchase Agreement(6) (amortized cost $22,705,000)	22,705,000	22,705,000

TOTAL INVESTMENTS - (amortized cost $322,158,406)(7)	98.2%	322,158,406
Other assets less liabilities	1.8	5,829,147

NET ASSETS	100.0%	$327,987,553

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $3,633,684 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Bond in default
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(3)	Illiquid security
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, Plc (“SIV Portfolio”) (formerly Cheyne Finance Plc), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 18, 2008, the Receiver announced that they have accepted certain bids in connection with the sale of SIV Portfolio’s investment portfolio and intend to make a distribution to senior creditors, including the Fund, on account of the net proceeds from the sale of the entire investment portfolio on or about July 23, 2008.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of May 31, 2008:

U.S. Government Agency	27.0%
Foreign Banks	16.1
Money Center Banks	15.5
Diversified Financial Services	12.5
U.S. Government Securities	9.1
Super-Regional Bank—U.S.	6.0
Finance	3.7
Commercial Banks	2.3
Commercial Banks—Canadian	2.2
Domestic Banks	2.1
Finance—Investment Bank/Brokerage	1.2
Asset Backed Commercial Paper/Finance	0.5

98.2%

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.2%
Aerospace/Defense-Equipment - 1.0%
HEICO Corp.	9,800	$497,154

Apparel Manufacturers - 1.9%
American Apparel, Inc.†	48,150	322,124
Volcom, Inc.†	25,850	654,780

		976,904

Applications Software - 2.7%
NetSuite ,Inc.†	18,750	426,750
Nuance Communications, Inc.†	48,800	962,336

		1,389,086

Banks-Commercial - 0.4%
Bancorp, Inc.†	17,100	182,115

Batteries/Battery Systems - 1.1%
EnerSys†	17,100	533,691

Building Products-Cement - 1.0%
Eagle Materials, Inc.	13,800	494,730

Building-MobileHome/Manufactured Housing - 0.8%
Champion Enterprises, Inc.†	51,200	427,520

Casino Services - 1.0%
Bally Technologies, Inc.†	10,700	481,607

Chemicals-Diversified - 0.9%
Innospec, Inc.	17,450	429,619

Commercial Services-Finance - 1.4%
Bankrate, Inc.†	6,500	328,250
Morningstar, Inc.†	5,500	390,225

		718,475

Computer Aided Design - 2.1%
Ansys, Inc.†	22,950	1,085,535

Computer Services - 1.1%
Syntel, Inc.	16,750	547,725

Computer Software - 1.4%
MSCI, Inc.†	19,200	682,560

Computers-Periphery Equipment - 0.5%
Synaptics, Inc.†	5,350	228,820

Consulting Services - 1.0%
FTI Consulting, Inc.†	8,450	507,507

Cosmetics & Toiletries - 0.7%
Bare Escentuals, Inc.†	18,500	371,110

Diagnostic Kits - 0.8%
Meridian Bioscience, Inc.	14,000	410,620

Distribution/Wholesale - 1.3%
LKQ Corp.†	28,900	640,424

E-Marketing/Info - 0.8%
Digital River, Inc.†	9,900	396,594

Educational Software - 1.5%
Blackboard, Inc.†	19,450	736,766

Electronic Components-Semiconductors - 2.5%
Diodes, Inc.†	10,600	299,238
IPG Photonics Corp.†	14,600	293,314
Microsemi Corp.†	24,000	657,600

		1,250,152

Electronic Design Automation - 0.8%
Magma Design Automation, Inc.†	51,000	385,050

Electronic Measurement Instruments - 1.3%
FLIR Systems, Inc.†	17,000	670,140

Enterprise Software/Service - 1.9%
Omnicell, Inc.†	43,650	579,672
Taleo Corp., Class A†	20,000	395,800

		975,472

Finance-Investment Banker/Broker - 1.0%
Investment Technology Group, Inc.†	11,539	485,792

Firearms & Ammunition - 0.9%
Smith & Wesson Holding Corp.†	82,000	473,140

Footwear & Related Apparel - 2.8%
Deckers Outdoor Corp.†	5,050	690,436
Iconix Brand Group, Inc.†	50,950	738,775

		1,429,211

Insurance-Property/Casualty - 1.8%
Castlepoint Holdings, Ltd.	47,818	515,956
ProAssurance Corp.†	8,050	412,402

		928,358

Internet Application Software - 1.3%
Art Technology Group, Inc.†	84,600	317,250
DealerTrack Holdings, Inc.†	15,700	330,328

		647,578

Internet Connectivity Services - 0.4%
Cogent Communications Group, Inc.†	12,650	208,093

Internet Content-Information/News - 0.5%
Loopnet, Inc.†	20,550	269,822

Investment Management/Advisor Services - 2.8%
Affiliated Managers Group, Inc.†	4,050	415,125
Calamos Asset Management, Inc., Class A	30,100	608,923
National Financial Partners Corp.	15,600	380,952

		1,405,000

Machinery-Construction & Mining - 1.3%
Bucyrus International, Inc.	9,500	672,410

Machinery-Thermal Process - 1.1%
TurboChef Technologies, Inc.†	86,050	579,116

Medical Information Systems - 0.5%
Allscripts Healthcare Solutions, Inc.†	19,650	244,250

Medical Instruments - 0.7%
Thoratec Corp.†	22,600	373,578

Medical Labs & Testing Services - 1.2%
ICON PLC ADR†	8,700	613,350

Medical-Biomedical/Gene - 6.7%
Alexion Pharmaceuticals, Inc.†	3,600	256,860
Enzo Biochem, Inc.†	71,750	705,302
Exelixis, Inc.†	28,100	177,592
Illumina, Inc.†	11,200	878,976
Medivation, Inc.†	16,050	243,479

Myriad Genetics, Inc.†	10,750	520,515
Third Wave Technologies, Inc.†	58,150	616,971

		3,399,695

Medical-Drugs - 1.2%
Sucampo Pharmaceuticals, Inc., Class A†	33,130	353,828
ViroPharma, Inc.†	26,900	257,971

		611,799

Medical-Outpatient/Home Medical - 1.4%
Gentiva Health Services, Inc.†	35,127	707,458

Metal Processors & Fabrication - 1.4%
Kaydon Corp.	11,750	718,042

Metal-Aluminum - 1.4%
Century Aluminum Co.†	9,900	722,700

Networking Products - 1.6%
Switch & Data Facilities Co., Inc.†	44,150	788,077

Oil Companies-Exploration & Production - 4.2%
Cabot Oil & Gas Corp.	11,500	692,875
Comstock Resources, Inc.†	9,100	521,885
Penn Virginia Corp.	14,650	923,243

		2,138,003

Oil-Field Services - 5.1%
Exterran Holdings, Inc.†	8,000	588,160
Hornbeck Offshore Services, Inc.†	7,650	403,155
Oceaneering International, Inc.†	10,350	738,576
W-H Energy Services, Inc.†	9,850	842,470

		2,572,361

Patient Monitoring Equipment - 1.5%
Insulet Corp.†	19,650	320,295
Masimo Corp.†	13,300	459,648

		779,943

Physical Therapy/Rehabilitation Centers - 0.9%
Psychiatric Solutions, Inc.†	13,050	475,934

Physicians Practice Management - 0.7%
Healthways, Inc.†	11,550	373,065

Power Converter/Supply Equipment - 0.9%
Powell Industries, Inc.†	8,150	435,781

Private Corrections - 0.9%
Geo Group, Inc.†	19,950	458,651

Real Estate Investment Trusts - 0.5%
Resource Capital Corp.	27,800	253,536

Retail-Apparel/Shoe - 1.9%
J Crew Group, Inc.†	9,750	363,382
Lululemon Athletica, Inc.†	6,100	195,139
Pacific Sunwear of California, Inc.†	43,550	413,725

		972,246

Retail-Convenience Store - 0.5%
Susser Holdings Corp.†	20,400	242,352

Retail-Perfume & Cosmetics - 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	48,000	684,480

Retail-Petroleum Products - 0.7%
World Fuel Services Corp.	14,450	348,101

Retail-Restaurants - 1.9%
California Pizza Kitchen, Inc.†	31,650	440,252
Red Robin Gourmet Burgers, Inc.†	15,850	532,718

		972,970

Savings & Loans/Thrifts - 0.7%
WSFS Financial Corp.	6,700	341,365

Schools - 1.4%
American Public Education, Inc.†	7,050	261,484
INVESTools, Inc.	53,300	427,466

		688,950

Semiconductor Components-Integrated Circuits - 1.7%
Anadigics, Inc.†	35,000	432,600
Hitte Microwave Corp.†	10,900	435,455

		868,055

Semiconductor Equipment - 1.6%
Tessera Technologies, Inc.†	27,500	579,425
Varian Semiconductor Equipment Associates, Inc.†	6,050	230,081

		809,506

Software Tools - 1.6%
MedAssets, Inc.†	44,300	791,198

Steel-Specialty - 0.4%
Allegheny Technologies, Inc.	2,500	187,500

Telecom Services - 2.0%
Cbeyond, Inc.†	21,900	406,245
Neutral Tandem, Inc.†	31,850	616,297

		1,022,542

Therapeutics - 1.8%
BioMarin Pharmaceuticals, Inc.†	19,550	746,223
Theravance, Inc.†	13,250	179,273

		925,496

Transactional Software - 0.8%
VeriFone Holdings, Inc.†	27,600	405,168

Transport-Services - 0.7%
UTI Worldwide, Inc.	15,350	364,716

Transport-Truck - 0.5%
Old Dominion Freight Lines, Inc.†	8,400	253,512

Wire & Cable Products - 1.6%
General Cable Corp.†	11,100	785,880

Wireless Equipment - 1.2%
ViaSat, Inc.†	28,150	606,351

X-Ray Equipment - 1.2%
Hologic, Inc.†	24,200	581,526

Total Long-Term Investment Securities (cost $52,520,266)		49,636,033

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Time Deposit - 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 06/02/08 (cost $764,000)	$764,000	764,000

TOTAL INVESTMENTS (cost $53,284,266) (1)	99.7%	50,400,033
Other assets less liabilities	0.3	141,904

NET ASSETS	100.0%	$50,541,937

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.0%
Aerospace/Defense-Equipment - 1.0%

Orbital Sciences Corp.†	112,500	$2,920,500

Agricultural Chemicals - 2.8%

CF Industries Holdings, Inc.	42,700	5,845,630
Terra Industries, Inc.	62,800	2,739,964

		8,585,594

Airlines - 0.5%

Continental Airlines, Inc., Class B†	93,800	1,351,658
ExpressJet Holdings, Inc.†	101,100	205,233

		1,556,891

Applications Software - 1.0%

EPIQ Systems, Inc.†	166,400	2,743,936
Progress Software Corp.†	12,300	383,022

		3,126,958

Auto Repair Center - 0.4%

Midas, Inc.†	69,200	1,108,584

Auto/Truck Parts & Equipment-Original - 0.8%

Accuride Corp.†	8,700	67,425
ArvinMeritor, Inc.	100,600	1,505,982
Modine Manufacturing Co.	39,000	613,860
Visteon Corp.†	68,000	274,720

		2,461,987

Banks-Commercial - 9.2%

1st Source Corp.	24,530	535,735
AMCORE Financial, Inc.	15,396	150,881
Bancfirst Corp.	20,300	881,629
Bank of Hawaii Corp.	53,000	2,867,300
Chemical Financial Corp.	18,300	446,520
City Holding Co.	42,400	1,824,048
Commerce Bancshares, Inc.	59,251	2,602,304
Community Bank Systems, Inc.	53,000	1,278,890
Community Trust Bancorp, Inc.	28,500	873,240
Corus Bankshares, Inc.	18,900	108,675
Cullen/Frost Bankers, Inc.	10,400	581,360
First BanCorp Puerto Rico	45,600	458,736
First Citizens BancShares, Inc., Class A	600	95,664
First Community Bancshares, Inc.	10,400	353,496
First Financial Bankshares, Inc.	2,600	119,080
First Merchants Corp.	6,600	163,350
First Regional Bancorp†	10,200	108,834
First State Bancorp.	12,800	99,200
FirstMerit Corp.	98,300	1,986,643
Fulton Financial Corp.	2,699	34,061
Great Southern Bancorp, Inc.	7,600	87,780
Heartland Financial USA, Inc.	13,400	313,560
Horizon Financial Corp.	5,300	57,346
Lakeland Bancorp, Inc.	25,562	376,784
Lakeland Financial Corp.	10,500	251,265
Old National Bancorp	11,900	208,012
Old Second Bancorp, Inc.	6,000	113,940
Pacific Capital Bancorp	26,400	526,416
Provident Bankshares Corp.	30,000	286,800
Santander Bancorp	3,000	41,880
SCBT Financial Corp.	2,560	85,248
Simmons First National Corp., Class A	22,400	681,632
Southwest Bancorp, Inc.	12,200	206,912
StellarOne Corp.	4,113	71,073
Suffolk Bancorp	1,000	33,660
Taylor Capital Group, Inc.	18,800	241,580
TCF Financial Corp.	100,000	1,652,000
Tompkins Trustco, Inc.	8,980	407,692
UMB Financial Corp.	69,600	3,631,032
Umpqua Holding Corp.	25,500	355,470
W Holding Co., Inc.	106,500	119,280
Washington Trust Bancorp, Inc.	32,600	771,642
Westamerica Bancorp.	13,900	771,450
Whitney Holding Corp.	50,550	1,148,496

		28,010,596

Building Products-Doors & Windows - 0.1%

Quanex Building Products	24,150	425,040

Building Products-Light Fixtures - 0.2%

LSI Industries, Inc.	64,200	683,088

Building-Residential/Commercial - 0.1%

Amrep Corp.	4,400	220,044

Cellular Telecom - 0.3%

Centennial Communications Corp.†	103,900	786,523

Chemicals-Diversified - 0.3%

Georgia Gulf Corp.	49,400	209,456
Innophos Holdings, Inc.	30,300	844,461

		1,053,917

Chemicals-Plastics - 0.3%

Spartech Corp.	72,400	779,748

Chemicals-Specialty - 1.4%

H.B. Fuller Co.	94,600	2,352,702
Sensient Technologies Corp.	24,400	767,380
Stepan Co.	21,800	891,402
Zep, Inc.	19,850	325,937

		4,337,421

Circuit Boards - 0.7%

Park Electrochemical Corp.	68,900	2,035,995

Commercial Services - 0.3%

Quanta Services, Inc.†	27,900	893,916

Commercial Services-Finance - 2.1%

Coinstar, Inc.†	68,500	2,609,850
Deluxe Corp.	93,900	2,115,567
Dollar Financial Corp.†	59,348	1,182,806
Jackson Hewitt Tax Service, Inc.	39,100	548,182

		6,456,405

Computer Aided Design - 1.0%

Aspen Technology, Inc.†	185,400	2,669,760
Parametric Technology Corp.†	18,620	349,683

		3,019,443

Computer Services - 0.4%

COMSYS IT Partners, Inc.†	13,400	134,536
Unisys Corp.†	193,100	977,086

		1,111,622

Computers-Integrated Systems - 0.1%

Agilysys, Inc.	44,500	464,580

Computers-Memory Devices - 0.3%

Imation Corp.	23,500	614,760
Silicon Storage Technology, Inc.†	103,400	336,050

		950,810

Computers-Periphery Equipment - 0.6%

Electronics for Imaging, Inc.†	110,300	1,827,671

Consumer Products-Misc. - 1.8%

American Greetings Corp., Class A	126,500	2,360,490
Blyth, Inc.	31,100	605,206
Tupperware Brands Corp.	67,800	2,596,740

		5,562,436

Containers-Metal/Glass - 0.8%

Silgan Holdings, Inc.	43,400	2,483,782

Containers-Paper/Plastic - 0.2%

Graphic Packaging Holding Co.†	159,400	476,606

Data Processing/Management - 1.1%

Acxiom Corp.	92,300	1,354,041
CSG Systems International, Inc.†	131,000	1,739,680
Fair Isaac Corp.	7,500	189,525

		3,283,246

Decision Support Software - 0.1%

SPSS, Inc.†	4,500	177,165

Diagnostic Kits - 0.1%

Quidel Corp.†	22,300	380,661

Distribution/Wholesale - 0.7%

BlueLinx Holdings, Inc.	65,600	312,256
Tech Data Corp.†	27,700	1,013,543
United Stationers, Inc.†	18,800	795,992

		2,121,791

Diversified Manufacturing Operations - 1.6%

Acuity Brands, Inc.	39,600	2,108,700
GenTek, Inc.†	6,500	190,515
Teleflex, Inc.	44,300	2,626,547

		4,925,762

Electric-Integrated - 3.6%

Avista Corp.	116,800	2,479,664
CenterPoint Energy, Inc.	173,600	2,940,784
El Paso Electric Co.†	101,000	2,182,610
Great Plains Energy, Inc.	8,200	215,086
Northwestern Corp.	21,500	569,965
Puget Energy, Inc.	89,900	2,516,301

		10,904,410

Electronic Components-Misc. - 0.9%

Bel Fuse, Inc., Class B	15,467	405,081
CTS Corp.	155,600	1,692,928
Cubic Corp.	21,100	533,408
Sanmina-SCI Corp.†	88,300	132,450

		2,763,867

Electronic Components-Semiconductors - 0.8%

Fairchild Semiconductor International, Inc.†	52,000	780,000
Lattice Semiconductor Corp.†	102,500	364,900
OmniVision Technologies, Inc.†	55,600	900,720
Semtech Corp.†	18,100	317,112
Zoran Corp.†	4,500	65,835

		2,428,567

Electronic Design Automation - 0.2%

Ansoft Corp.†	8,700	317,376
Magma Design Automation, Inc.†	45,300	342,015

		659,391

Energy-Alternate Sources - 0.1%

Headwaters, Inc.†	17,500	190,225

Engineering/R&D Services - 1.1%

EMCOR Group, Inc.†	110,300	3,237,305

Enterprise Software/Service - 1.8%

BMC Software, Inc.†	81,300	3,260,130
JDA Software Group, Inc.†	10,000	204,000
MicroStrategy, Inc., Class A†	12,300	979,203
Sybase, Inc.†	30,300	970,206

		5,413,539

Finance-Auto Loans - 0.3%

AmeriCredit Corp.†	59,100	803,169
Credit Acceptance Corp.†	7,726	201,726

		1,004,895

Finance-Consumer Loans - 0.9%

World Acceptance Corp.†	65,500	2,896,410

Finance-Investment Banker/Broker - 0.4%

Investment Technology Group, Inc.†	28,000	1,178,800

Finance-Leasing Company - 0.2%

Financial Federal Corp.	22,600	548,954

Finance-Mortgage Loan/Banker - 0.5%

Federal Agricultural Mtg. Corp., Class C	57,300	1,659,408

Finance-Other Services - 0.0%

The Nasdaq Stock Market, Inc.†	3,500	122,605

Firearms & Ammunition - 0.1%

Sturm Ruger & Co., Inc.†	43,000	328,520

Food-Wholesale/Distribution - 0.9%

Nash Finch Co.	72,600	2,776,224

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	11,000	315,810

Funeral Services & Related Items - 0.3%

Stewart Enterprises, Inc., Class A	116,600	804,540

Gas-Distribution - 1.8%

Nicor, Inc.	100,200	4,091,166
Vectren Corp.	44,500	1,312,750

		5,403,916

Home Furnishings - 0.1%

Furniture Brands International, Inc.	29,700	417,582

Industrial Automated/Robotic - 0.5%

Cognex Corp.	52,700	1,468,222

Insurance Broker - 0.1%

Crawford & Co., Class B†	41,000	245,180

Insurance-Life/Health - 2.4%

Conseco, Inc.†	186,300	2,174,121
Delphi Financial Group, Inc., Class A	77,250	2,231,752
FBL Financial Group, Inc., Class A	9,900	265,815
Protective Life Corp.	34,900	1,465,102
StanCorp Financial Group, Inc.	22,100	1,215,279

		7,352,069

Insurance-Multi-line - 0.6%

Horace Mann Educators Corp.	118,900	1,936,881

Insurance-Property/Casualty - 1.9%

Arch Capital Group, Ltd.†	9,000	633,240
Harleysville Group, Inc.	82,800	3,230,028
LandAmerica Financial Group, Inc.	29,800	887,444
Meadowbrook Insurance Group, Inc.	35,100	241,137
ProAssurance Corp.†	13,400	686,482

		5,678,331

Insurance-Reinsurance - 1.4%

Aspen Insurance Holdings, Ltd.	56,000	1,431,360
Axis Capital Holdings, Ltd.	16,700	585,335
Platinum Underwriters Holdings, Ltd.	44,300	1,571,321
RenaissanceRe Holdings, Ltd.	11,200	584,192

		4,172,208

Internet Application Software - 0.1%

Vignette Corp.†	18,500	239,575

Internet Security - 0.4%

SonicWALL, Inc.†	141,500	1,132,000

Investment Management/Advisor Services - 0.7%

Affiliated Managers Group, Inc.†	14,700	1,506,750
Federated Investors, Inc., Class B	14,500	533,745

		2,040,495

Lasers-System/Components - 0.7%

Coherent, Inc.†	74,300	2,249,061

Machinery-Farming - 0.9%

AGCO Corp.†	43,900	2,652,877

Machinery-General Industrial - 1.5%

Applied Industrial Technologies, Inc.	60,000	1,654,200
Wabtec Corp.	65,400	3,045,678

		4,699,878

Machinery-Material Handling - 0.2%

NACCO, Industries, Inc., Class A	6,500	564,590

Machinery-Pumps - 0.2%

Flowserve Corp.	4,600	637,192

Medical Instruments - 0.2%

Datascope Corp.	15,700	670,704

Medical Products - 0.6%

Invacare Corp.	105,600	1,919,808
Power Medical Interventions, Inc.†	6,300	35,280

		1,955,088

Medical Sterilization Products - 0.6%

STERIS Corp.	63,900	1,932,975

Medical-Biomedical/Gene - 0.8%

Arena Pharmaceuticals, Inc.†	15,800	81,054
Barrier Therapeutics, Inc.†	13,200	32,472
Enzo Biochem, Inc.†	43,100	423,673
Exelixis, Inc.†	46,300	292,616
Illumina, Inc.†	12,500	981,000
Keryx Biopharmaceuticals, Inc.†	20,300	10,353
Protalix BioTherapeutics, Inc.†	25,000	87,500
Regeneron Pharmaceuticals, Inc.†	11,500	228,850
Seattle Genetics, Inc.†	14,300	133,705
Third Wave Technologies, Inc.†	12,000	127,320

		2,398,543

Medical-Drugs - 0.2%

Auxilium Pharmaceuticals, Inc.†	6,650	211,736
Bionovo, Inc.†	41,500	41,085
Rigel Pharmaceuticals, Inc.†	4,400	102,696
Uluru, Inc.†	26,600	33,782
ViroPharma, Inc.†	24,100	231,119

		620,418

Medical-Generic Drugs - 0.4%

Alpharma, Inc., Class A†	19,300	486,167
Perrigo Co.	19,400	710,234

		1,196,401

Medical-HMO - 0.7%

Magellan Health Services, Inc.†	52,300	2,105,075

Medical-Outpatient/Home Medical - 0.6%

Gentiva Health Services, Inc.†	96,200	1,937,468

Metal Processors & Fabrication - 0.6%

CIRCOR International, Inc.	6,200	331,142
Worthington Industries, Inc.	72,500	1,445,650

		1,776,792

Metal-Iron - 1.1%

Cleveland-Cliffs, Inc.	32,300	3,446,410

Miscellaneous Manufacturing - 0.7%

Freightcar America, Inc.	23,100	1,007,160
Reddy Ice Holdings, Inc.	86,600	1,078,170

		2,085,330

Multimedia - 0.2%

Belo Corp., Class A	67,400	644,344

Networking Products - 0.4%

Black Box Corp.	42,100	1,208,270

Non-Ferrous Metals - 0.2%

USEC, Inc.†	72,600	506,022

Office Furnishings-Original - 0.7%

CompX International, Inc.	13,200	88,968
HNI Corp.	40,700	1,020,756
Steelcase, Inc., Class A	87,600	1,103,760

		2,213,484

Office Supplies & Forms - 0.4%

The Standard Register Co.	90,500	1,075,140

Oil & Gas Drilling - 1.1%

Grey Wolf, Inc.†	143,300	1,122,039
Helmerich & Payne, Inc.	32,900	2,061,185
Patterson-UTI Energy, Inc.	9,200	289,616

		3,472,840

Oil Companies-Exploration & Production - 3.5%

Brigham Exploration Co.†	4,300	62,651
Energy Partners, Ltd.†	33,200	500,324
Harvest Natural Resources, Inc.†	38,300	426,662
Mariner Energy, Inc.†	66,591	2,177,526
Meridian Resource Corp.†	59,200	131,424
Stone Energy Corp.†	59,300	4,007,494
Swift Energy Co.†	38,400	2,213,376
Vaalco Energy, Inc.†	83,900	617,504
W&T Offshore, Inc.	8,100	451,656

		10,588,617

Oil Refining & Marketing - 0.4%

Holly Corp.	27,500	1,167,375

Oil-Field Services - 1.2%

Global Industries, Ltd.†	45,600	786,600
Trico Marine Services, Inc.†	76,600	2,940,674

		3,727,274

Paper & Related Products - 1.2%

Buckeye Technologies, Inc.†	111,800	1,189,552
Neenah Paper, Inc.	43,800	930,750
Rock-Tenn Co., Class A	41,000	1,463,290
Smurfit-Stone Container Corp.†	25,700	172,961

		3,756,553

Pipelines - 0.2%

ONEOK, Inc.	9,300	465,558

Publishing-Books - 0.9%

John Wiley & Sons, Inc., Class A	56,000	2,646,000

Publishing-Newspapers - 0.0%

AH Belo Corp.	13,640	129,580

Radio - 0.2%

Cumulus Media, Inc., Class A†	72,900	382,725
Westwood One, Inc.†	94,800	162,108

		544,833

Real Estate Investment Trusts - 8.3%

Annaly Mtg. Management, Inc.	56,100	999,141
Anworth Mortgage Asset Corp.	147,700	1,044,239
Apartment Investment & Management Co., Class A	47,947	1,897,263
Brandywine Realty Trust	12,346	231,734
Cousins Properties, Inc.	16,900	447,343
DiamondRock Hospitality Co.	83,300	1,142,043
Home Properties, Inc.	30,100	1,541,120
Hospitality Properties Trust	17,200	533,200
LaSalle Hotel Properties	27,800	912,396
Lexington Corporate Properties Trust	131,100	2,043,849
LTC Properties, Inc.	69,000	1,918,200
MFA Mtg. Investments, Inc.	195,900	1,424,193
Mission West Properties	63,200	741,336
Pennsylvania Real Estate Investment Trust	900	24,165
PS Business Parks, Inc.	48,700	2,800,250
Ramco-Gershenson Properties Trust	69,000	1,542,150
Strategic Hotels & Resorts, Inc.	38,600	530,750
Sunstone Hotel Investors, Inc.	135,300	2,604,525
Taubman Centers, Inc.	34,300	1,843,625
Universal Health Realty Income Trust	29,800	1,016,478

		25,238,000

Retail-Apparel/Shoe - 0.2%

Collective Brands, Inc.†	53,800	609,554

Retail-Auto Parts - 0.9%

Advance Auto Parts, Inc.	32,600	1,313,780
CSK Auto Corp.†	120,400	1,388,212

		2,701,992

Retail-Bookstore - 0.4%

Barnes & Noble, Inc.	40,800	1,244,808

Retail-Computer Equipment - 0.2%

GameStop Corp., Class A†	10,900	540,640

Retail-Convenience Store - 0.1%

The Pantry, Inc.†	15,300	186,660

Retail-Discount - 1.4%

Big Lots, Inc.†	141,800	4,404,308

Retail-Restaurants - 0.9%

Denny’s Corp.†	173,600	704,816
Domino’s Pizza, Inc.†	22,900	308,234
Jack in the Box, Inc.†	66,900	1,643,733

		2,656,783

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	74,700	907,605

Savings & Loans/Thrifts - 1.4%

Astoria Financial Corp.	99,200	2,366,912
First Financial Holdings, Inc.	10,200	255,816
First Niagara Financial Group, Inc.	75,600	1,071,252
FirstFed Financial Corp.†	16,600	244,684
United Community Financial Corp.	14,900	90,443
WSFS Financial Corp.	4,800	244,560

		4,273,667

Semiconductor Components-Integrated Circuits - 1.1%

Cirrus Logic, Inc.†	257,700	1,690,512
Emulex Corp.†	48,000	672,960
Integrated Device Technology, Inc.†	50,000	564,000
TriQuint Semiconductor, Inc.†	46,000	306,360

		3,233,832

Semiconductor Equipment - 0.9%

Asyst Technologies, Inc.†	206,100	731,655
Axcelis Technologies, Inc.†	52,200	298,062
Cohu, Inc.	29,700	508,167
Credence Systems Corp.†	185,100	199,908
Novellus Systems, Inc.†	40,500	967,545

		2,705,337

Software Tools - 0.1%

MedAssets, Inc.†	12,100	216,106

Steel-Producers - 0.3%

Steel Dynamics, Inc.	29,100	1,050,510

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.	28,285	424,275
RCN Corp.†	41,900	507,409

		931,684

Telecommunication Equipment - 0.7%

CommScope, Inc.†	39,500	2,166,575
UTStarcom, Inc.†	12,100	58,080

		2,224,655

Telephone-Integrated - 0.7%

CenturyTel, Inc.	23,000	814,430
Citizens Communications Co.	115,156	1,342,719

		2,157,149

Television - 0.2%

Sinclair Broadcast Group, Inc., Class A	63,200	566,904

Therapeutics - 0.2%

Cypress Bioscience, Inc.†	13,900	113,146
United Therapeutics Corp.†	6,200	592,162

		705,308

Tobacco - 1.2%

Alliance One International, Inc.†	295,200	1,774,152
Universal Corp.	37,100	1,840,531

		3,614,683

Toys - 1.4%

Hasbro, Inc.	79,400	2,877,456
JAKKS Pacific, Inc.†	55,600	1,312,160

		4,189,616

Transport-Air Freight - 0.3%

Atlas Air Worldwide Holdings, Inc.†	12,500	773,750

Transport-Marine - 0.7%

General Maritime Corp.	12,200	344,406
Gulfmark Offshore, Inc.†	17,300	1,161,349
Overseas Shipholding Group, Inc.	8,800	695,728

		2,201,483

Transport-Services - 0.8%

Pacer International, Inc.	112,600	2,528,996

Transport-Truck - 0.3%

Arkansas Best Corp.	20,600	765,496
Saia, Inc.†	11,800	164,138

		929,634

Vitamins & Nutrition Products - 0.4%

NBTY, Inc.†	35,000	1,143,100

Web Portals/ISP - 0.2%

United Online, Inc.	61,600	753,368

Total Common Stock (cost $305,404,841)		295,313,535

U.S. GOVERNMENT TREASURIES - 0.3%
United States Treasury Notes - 0.3%
United States Treasury Notes 4.63% due 11/30/08(1) (cost $814,130)	$800,000	810,813

Total Long-Term Investment Securities (cost $306,218,971)		296,124,348

REPURCHASE AGREEMENT — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in the amount of $9,855,404 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.50% due 04/06/09 and having an approximate value of $10,153,425. (cost $9,854,000)	9,854,000	9,854,000

TOTAL INVESTMENTS (cost $316,072,971) (2)	100.5%	305,978,348
Liabilities in excess of other assets	(0.5)	(1,423,468)

NET ASSETS	100.0%	$304,554,880

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2008	Unrealized Appreciation (Depreciation)
23 Long	Russell 2000 Index	June-2008	$8,356,095	$8,610,050	$253,955

AIG RETIREMENT COMPANY II SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.3%
Advertising Agencies - 0.2%
Omnicom Group, Inc.	38,060	$1,865,321

Agricultural Chemicals - 0.1%
The Mosaic Co.†	6,228	780,493

Agricultural Operations - 0.4%
Archer-Daniels-Midland Co.	91,030	3,613,891

Airlines - 0.2%
Southwest Airlines Co.	159,370	2,081,372

Applications Software - 2.9%
Microsoft Corp.	998,209	28,269,279

Athletic Footwear - 1.0%
NIKE, Inc., Class B	147,052	10,053,945

Auto-Heavy Duty Trucks - 0.8%
PACCAR, Inc.	148,234	7,914,213

Banks-Fiduciary - 1.1%
State Street Corp.	10,754	774,503
The Bank of New York Mellon Corp.	220,578	9,822,338

		10,596,841

Banks-Super Regional - 5.1%
Bank of America Corp.	650,980	22,139,830
Capital One Financial Corp.	6,826	328,467
US Bancorp	463,047	15,368,530
Wachovia Corp.	491,877	11,706,672

		49,543,499

Beverages-Non-alcoholic - 2.1%
The Coca-Cola Co.	354,893	20,321,173

Broadcast Services/Program - 0.1%
Clear Channel Communications, Inc.	27,801	973,591

Building & Construction Products-Misc. - 0.1%
Armstrong World Industries, Inc.†	31,843	1,034,261

Cable TV - 0.8%
The DIRECTV Group, Inc.†	107,671	3,025,555
Time Warner Cable, Inc.†	138,967	4,155,113

		7,180,668

Commercial Services-Finance - 0.3%
Paychex, Inc.	73,259	2,531,098

Computers - 4.7%
Apple, Inc.†	91,602	17,289,878
Dell, Inc.†	296,354	6,833,923
Hewlett-Packard Co.	438,830	20,651,340

		44,775,141

Computers-Memory Devices - 0.4%
EMC Corp.†	243,746	4,250,930
Seagate Technology(2)(3)(4)	510	0

		4,250,930

Consulting Services - 0.4%
Accenture Ltd., Class A	87,865	3,586,649

Consumer Products-Misc. - 1.4%
Kimberly-Clark Corp.	212,379	13,549,780

Cosmetics & Toiletries - 1.5%
Colgate-Palmolive Co.	197,887	14,714,877

Diversified Manufacturing Operations - 1.3%
Danaher Corp.	158,892	12,422,177

E-Commerce/Products - 0.1%
Amazon.com, Inc.†	7,322	597,622

E-Commerce/Services - 0.4%
eBay, Inc.†	130,650	3,920,806

Electric-Generation - 0.2%
The AES Corp.†	98,314	1,915,157

Electric-Integrated - 0.6%
Allegheny Energy, Inc.	17,009	931,243
Pepco Holdings, Inc.	195,147	5,276,775

		6,208,018

Electronic Components-Misc. - 0.2%
Tyco Electronics, Ltd.	50,263	2,016,552

Engineering/R&D Services - 0.1%
Fluor Corp.	5,682	1,059,977

Engines-Internal Combustion - 0.1%
Cummins, Inc.	16,360	1,152,071

Enterprise Software/Service - 2.0%
Oracle Corp.†	826,214	18,870,728

Finance-Credit Card - 1.0%
American Express Co.	203,562	9,435,099

Finance-Investment Banker/Broker - 5.1%
Citigroup, Inc.	808,519	17,698,481
JPMorgan Chase & Co.	517,504	22,252,672
Lehman Brothers Holdings, Inc.	34,475	1,269,024
Merrill Lynch & Co., Inc.	132,065	5,800,295
The Charles Schwab Corp.	81,382	1,805,053

		48,825,525

Finance-Mortgage Loan/Banker - 0.3%
Federal National Mortgage Assoc.	104,378	2,820,294
Freddie Mac	18,572	472,100

		3,292,394

Finance-Other Services - 0.1%
CME Group, Inc.	1,525	656,208
NYSE Euronext	5,759	368,115

		1,024,323

Food-Confectionery - 0.1%
WM Wrigley Jr. Co.	15,407	1,188,342

Food-Misc. - 2.1%
Campbell Soup Co.	27,000	903,960
General Mills, Inc.	90,802	5,738,686
H.J. Heinz Co.	70,780	3,532,630
Kellogg Co.	197,544	10,234,755

		20,410,031

Food-Retail - 0.1%
Safeway, Inc.	42,560	1,356,387

Food-Wholesale/Distribution - 0.5%
Sysco Corp.	145,575	4,492,444

Gas-Distribution - 0.3%
NiSource, Inc.	183,129	3,312,804

Independent Power Producers - 0.3%
Mirant Corp.†	44,009	1,787,646
NRG Energy, Inc.†	16,246	675,671

		2,463,317

Industrial Gases - 1.3%
Praxair, Inc.	135,039	12,836,807

Instruments-Scientific - 0.4%
Thermo Fisher Scientific, Inc.†	59,301	3,499,945

Insurance-Life/Health - 0.7%
AFLAC, Inc.	97,686	6,557,661

Insurance-Multi-line - 3.1%
ACE, Ltd.	21,273	1,277,869
Allstate Corp.	239,379	12,193,966
Hartford Financial Services Group, Inc.	60,751	4,317,574
MetLife, Inc.	199,336	11,966,140

		29,755,549

Insurance-Property/Casualty - 1.2%
Chubb Corp.	27,649	1,486,410
The Travelers Cos., Inc.	210,892	10,504,531

		11,990,941

Investment Management/Advisor Services - 0.1%
Franklin Resources, Inc.	8,161	826,056

Machinery-Construction & Mining - 1.6%
Caterpillar, Inc.	185,302	15,313,357

Machinery-Farming - 0.9%
Deere & Co.	111,700	9,085,678

Medical Instruments - 1.9%
Boston Scientific Corp.†	100,564	1,336,496
Medtronic, Inc.	324,613	16,448,141
St. Jude Medical, Inc.†	12,814	522,170

		18,306,807

Medical Products - 1.0%
Covidien, Ltd.	78,865	3,950,348
Stryker Corp.	91,318	5,894,577

		9,844,925

Medical-Biomedical/Gene - 2.4%
Amgen, Inc.†	228,458	10,059,006
Celgene Corp.†	8,889	540,985
Genentech, Inc.	69,827	4,948,639
Gilead Sciences, Inc.†	130,748	7,232,979

		22,781,609

Medical-Drugs - 5.6%
Allergan, Inc.	188,163	10,841,952
Bristol-Myers Squibb Co.	678,285	15,458,115
Eli Lilly & Co.	311,342	14,988,004
Endo Pharmaceuticals Holdings, Inc.†	14,682	361,765
Forest Laboratories, Inc.†	162,573	5,837,996
Schering-Plough Corp.	325,833	6,646,993

		54,134,825

Medical-Generic Drugs - 0.2%
Barr Pharmaceuticals, Inc.†	35,119	1,538,212
Mylan, Inc.	33,903	452,605

		1,990,817

Medical-HMO - 1.5%
Aetna, Inc.	70,208	3,311,010
UnitedHealth Group, Inc.	212,348	7,264,425
WellPoint, Inc.†	77,149	4,306,457

		14,881,892

Medical-Wholesale Drug Distribution - 0.2%
Cardinal Health, Inc.	39,623	2,240,284

Metal Processors & Fabrication - 0.8%
Precision Castparts Corp.	63,801	7,707,161

Metal-Copper - 0.8%
Southern Copper Corp.	71,597	7,892,137

Multimedia - 3.7%
News Corp., Class A	761,131	13,662,301
The Walt Disney Co.	471,436	15,840,250
Viacom, Inc., Class B†	176,646	6,327,460

		35,830,011

Networking Products - 2.5%
Cisco Systems, Inc.†	900,427	24,059,409

Office Automation & Equipment - 0.2%
Pitney Bowes, Inc.	60,407	2,193,378

Oil Companies-Exploration & Production - 4.5%
Apache Corp.	107,178	14,368,283
Chesapeake Energy Corp.	148,082	8,110,451
EOG Resources, Inc.	104,155	13,397,458
Noble Energy, Inc.	73,145	7,127,980

		43,004,172

Oil Companies-Integrated - 1.4%
Hess Corp.	64,259	7,891,648
Murphy Oil Corp.	57,304	5,309,215

		13,200,863

Oil Field Machinery & Equipment - 0.3%
National-Oilwell Varco, Inc.†	33,750	2,812,050

Oil-Field Services - 4.0%
Halliburton Co.	214,209	10,406,273
Schlumberger, Ltd.	202,502	20,479,027
Transocean, Inc.†	50,873	7,640,616

		38,525,916

Pharmacy Services - 0.3%
Express Scripts, Inc.†	9,797	706,462
Medco Health Solutions, Inc.†	53,243	2,579,623

		3,286,085

Pipelines - 2.4%
Spectra Energy Corp.	438,792	11,856,160
Williams Cos., Inc.	294,180	11,190,607

		23,046,767

Printing-Commercial - 0.2%
R.R. Donnelley & Sons Co.	43,017	1,412,248

Publishing-Newspapers - 0.1%
Gannett Co., Inc.	32,596	939,091

Real Estate Investment Trusts - 0.7%
Simon Property Group, Inc.	52,132	5,179,835
Vornado Realty Trust	10,831	1,058,514

		6,238,349

Retail-Apparel/Shoe - 0.1%
The Gap, Inc.	46,259	844,227

Retail-Building Products - 0.6%
Lowe’s Cos., Inc.	246,282	5,910,768

Retail-Consumer Electronics - 0.1%
Best Buy Co., Inc.	14,339	669,488

Retail-Discount - 1.8%
Costco Wholesale Corp.	76,234	5,437,009
Target Corp.	194,842	10,396,769
TJX Cos., Inc.	40,954	1,312,985

		17,146,763

Retail-Drug Store - 2.1%
CVS Caremark Corp.	317,445	13,583,472
Walgreen Co.	182,198	6,562,772

		20,146,244

Retail-Office Supplies - 0.1%
Staples, Inc.	40,195	942,573

Retail-Restaurants - 1.7%
McDonald’s Corp.	277,916	16,485,977

Semiconductor Components-Integrated Circuits - 0.2%
Analog Devices, Inc.	55,526	1,949,518

Semiconductor Equipment - 0.7%
Applied Materials, Inc.	331,515	6,567,312

Steel-Producers - 0.7%
Nucor Corp.	83,527	6,247,820

Telecom Services - 0.6%
Embarq Corp.	118,221	5,594,218

Telephone-Integrated - 1.0%
Citizens Communications Co.	52,971	617,642
Qwest Communications International, Inc.	106,404	516,059
Sprint Nextel Corp.	417,360	3,906,490
Windstream Corp.	360,388	4,807,576

		9,847,767

Therapeutics - 0.1%
Warner Chilcott, Ltd., Class A†	76,539	1,330,248

Toys - 0.0%
Mattel, Inc.	18,420	370,979

Transport-Rail - 2.3%
CSX Corp.	135,688	9,370,613
Norfolk Southern Corp.	190,743	12,852,264

		22,222,877

Transport-Services - 0.1%
C.H. Robinson Worldwide, Inc.	7,017	452,596

Web Portals/ISP - 1.7%
Google, Inc., Class A†	23,339	13,671,986
Yahoo!, Inc.†	90,453	2,420,522

		16,092,508

Wireless Equipment - 1.9%
QUALCOMM, Inc.	378,403	18,367,682

Total Long-Term Investment Securities (cost $940,560,221)		946,985,151

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Commercial Paper - 1.0%
Erste Finance LLC 2.35% due 06/02/08	$10,000,000	9,999,347

U.S. Government Treasuries - 0.2%
United States Treasury Bills
1.70% due 07/10/08(1)	1,000,000	998,159
1.75% due 07/17/08(1)	1,000,000	997,761

		1,995,920

Total Short-Term Investment Securities (cost $11,995,267)		11,995,267

REPURCHASE AGREEMENT - 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in the amount of 3,122,444 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.50%, due 04/06/09 and having an approximate value of 3,215,763. (cost $3,122,000)	3,122,000	3,122,000

TOTAL INVESTMENTS (cost $955,677,488) (5)	99.8%	962,102,418
Other assets less liabilities	0.2	1,625,700

NET ASSETS	100.0%	$963,728,118

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Socially Responsible Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology
Common Stock	11/22/2000	510	$0.00	$0.00	$0.00	0.00%

(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2008	Unrealized Appreciation (Depreciation)
46 Long	S & P 500 Index	June 2008	$15,604,556	$16,106,900	$502,344

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II STRATEGIC BOND FUND

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)

Security Description	Principal Amount/Shares(1)	Market Value (Note 1)
ASSET BACKED SECURITIES - 3.1%
Diversified Financial Services - 3.1%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(2)	$108,000	$99,270
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.39% due 05/20/36(3)	1,338,541	1,222,701
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	512,760	427,982
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(2)	345,000	339,683
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.08% due 07/25/37(3)(4)	716,083	675,756
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/10/49(2)	180,000	168,376
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(2)	270,000	285,365
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 2.94% due 02/05/19*(2)(5)	550,000	528,371
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(2)	351,000	347,314
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(2)	800,000	825,440
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(2)	530,000	515,503
GMAC Commercial Mtg. Securities, Inc. Series 2003-2, Class A2 5.67% due 05/10/40(2)(4)	75,000	75,086
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(2)	310,000	283,716
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 01/12/18(2)	2,632,000	2,605,167
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(2)	155,000	164,108
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(6)	250,000	220,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 3.16% due 10/15/12(5)	975,707	958,000
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(3)(4)	1,069,373	1,039,307
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	200,515	193,014

Total Asset Backed Securities (cost $11,285,359)		10,974,159

CONVERTIBLE BONDS & NOTES - 0.1%
Electronic Components-Semiconductors - 0.1%

Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	25,000	16,875
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	315,000	148,050

		164,925

Medical-Biomedical/Gene - 0.0%

Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	50,000	35,563

Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)	130,000	113,100

Total Convertible Bonds & Notes (cost $463,320)		313,588

CORPORATE BONDS & NOTES - 38.7%
Aerospace/Defense-Equipment - 0.2%

United Technologies Corp. Senior Notes 4.88% due 05/01/15	468,000	465,212
United Technologies Corp. Notes 6.13% due 07/15/38	120,000	117,469

		582,681

Agricultural Chemicals - 0.4%

Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	115,000	108,743
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	115,000	119,600
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	445,000	442,219
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	155,000	163,525
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	670,000	726,950

		1,561,037

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co. Senior Notes 5.45% due 03/15/18	$240,000	236,049

Airlines - 0.3%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	525,000	480,375
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	262,276	253,918
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	40,993	37,742
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	85,000	82,450
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	79,100	76,529
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	27,217	27,149

		958,163

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	210,000	221,025

Auto-Cars/Light Trucks- 0.4%

Ford Motor Co. Debentures 6.38% due 02/01/29	920,000	577,300
General Motors Corp. Debentures 8.25% due 07/15/23	670,000	458,950
General Motors Corp. Senior Bonds 8.38% due 07/15/33	480,000	328,800

		1,365,050

Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp. Senior Notes 8.75% due 12/01/16	440,000	399,300

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Notes 10.00% due 04/15/05†(6)(8)	150,000	0

Banks-Commercial - 0.3%

CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	79,000	81,582
Credit Suisse New York Senior Notes 5.00% due 05/15/13	289,000	283,751
KeyBank NA Sub. Notes 7.41% due 10/15/27	130,000	129,748
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	100,000	97,064
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	164,000	164,997
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	100,000	94,011
US Bank NA Notes 3.90% due 08/15/08	65,000	65,022

		916,175

Banks-Super Regional - 0.3%

Bank of America Corp. Senior Notes 4.90% due 05/01/13	134,000	132,220
Bank of America Corp. Senior Notes 5.65% due 05/01/18	152,000	147,304
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	100,000	103,035
Fleet Capital Trust V Bank Guar. Notes 3.76% due 12/18/28(5)	230,000	180,593
Huntington Capital Trust I Company Guar. Bonds 3.60% due 02/01/27(5)	185,000	114,470
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,663
Wachovia Corp. Notes 5.50% due 05/01/13	185,000	182,964
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	207,000	207,986

		1,127,235

Beverages-Non-alcoholic - 0.1%

Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	310,000	261,175
PepsiCo, Inc. Notes 5.00% due 06/01/18	115,000	111,825

		373,000

Broadcast Services/Program - 0.2%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	487,000	501,610
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	335,000	296,475
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13(9)	63,918	62,320

		860,405

Building & Construction Products-Misc. - 0.2%

Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	360,000	358,200
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	435,000	424,125
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(9)	200,000	99,250

		881,575

Building Products-Wood - 0.1%

Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	415,000	278,050

Cable TV - 1.4%

CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	1,451,000	1,443,745
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	399,000	396,506
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	1,483,000	1,256,843
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	345,000	327,750
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	250,000	267,500
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	405,000	403,850
Comcast Corp. Bonds 6.40% due 05/15/38	320,000	303,428
COX Communications, Inc. Bonds 6.95% due 06/01/38*	83,000	83,946
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	195,000	195,000
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	500,000	498,125

		5,176,693

Casino Hotels - 0.6%

Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	335,000	335,419
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(8)(10)	362,426	358,801
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(6)(8)	250,000	250,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	815,000	696,825
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	12,900
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	620,000	612,250

		2,266,195

Casino Services - 0.2%

Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	655,000	602,600

Cellular Telecom - 0.8%

Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(5)	421,000	401,002
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	232,000	232,000
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	620,000	644,800
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	457,000	489,579
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	112,000	86,520
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(5)	325,000	328,250
Rural Cellular Corp. Senior Notes 8.62% due 11/01/12(5)	115,000	117,013

Rural Cellular Corp. Senior Notes 9.88% due 02/01/10	520,000	533,000

		2,832,164

Chemicals-Diversified - 0.1%

ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	232,000	233,568

Chemicals-Specialty - 1.3%

Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	480,000	498,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	930,000	995,100
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	310,000	316,200
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	650,000	645,487
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	1,410,000	1,194,975
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	1,220,000	988,200

		4,637,962

Commercial Services-Finance - 0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	224,000	221,956

Computer Services - 0.3%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	500,000	467,500
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	631,000	649,930

		1,117,430

Computers-Integrated Systems - 0.0%

Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	100,000	76,250

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	115,000	111,813

Consumer Products-Misc. - 0.2%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	333,000	328,837
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	75,000	75,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	40,000	39,800
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(9)	378,000	368,550

		812,187

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	140,000	120,750
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	455,000	425,425
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	820,000	848,700

		1,394,875

Containers-Paper/Plastic - 0.2%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	295,000	271,400
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	605,000	521,812

		793,212

Cosmetics & Toiletries - 0.0%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	85,000	84,367

Data Processing/Management - 0.2%

Seitel, Inc. Senior Notes 9.75% due 02/15/14	995,000	900,475

Decision Support Software - 0.1%

Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	445,000	385,481

Direct Marketing - 0.2%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	601,000	554,422
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	300,000	299,625

		854,047

Diversified Financial Services - 0.2%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	105,000	104,735
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	300,000	306,486
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	318,000	288,912

		700,133

Diversified Manufacturing Operations - 0.5%

Cooper US, Inc. Senior Notes 5.45% due 04/01/15	118,000	117,686
Eaton Corp. Senior Notes 5.60% due 05/15/18	167,000	163,882
General Electric Co. Senior Notes 5.25% due 12/06/17	300,000	293,403
Harland Clarke Holdings Corp. Notes 7.43% due 05/15/15(5)	125,000	94,062
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	470,000	385,400
Harsco Corp. Senior Notes 5.75% due 05/15/18	130,000	127,587
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	235,000	128,075
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	460,000	448,500

		1,758,595

Diversified Operations - 0.1%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	53,000	42,688
Noble Group, Ltd. Senior Notes 8.50% due 05/30/13*	250,000	248,470

		291,158

Electric-Generation - 1.1%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	220,000	218,008
Edison Mission Energy Senior Notes 7.20% due 05/15/19	290,000	282,750
Edison Mission Energy Senior Notes 7.63% due 05/15/27	395,000	372,287
Edison Mission Energy Senior Notes 7.75% due 06/15/16	260,000	266,500
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	57,335	61,922
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	300,000	336,000
The AES Corp. Senior Notes 7.75% due 10/15/15	505,000	503,737
The AES Corp. Senior Notes 8.00% due 10/15/17	680,000	682,550
The AES Corp. Senior Notes 8.00% due 06/01/20*	275,000	270,188
The AES Corp. Sec. Notes 8.75% due 05/15/13*	528,000	548,460
The AES Corp. Senior Notes 8.88% due 02/15/11	260,000	272,350

		3,814,752

Electric-Integrated - 1.8%

Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	63,000	61,662
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	163,000	161,973
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(5)	115,000	105,762
DTE Energy Co. Senior Notes 7.05% due 06/01/11	185,000	192,795
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	90,000	90,134
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	275,000	286,687
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	240,000	232,992
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	135,000	131,645
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	161,480	166,471
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	200,013	201,105

Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	660,000	684,750
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	380,000	366,700
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	161,000	142,966
Nisource Finance Corp. Company Guar. Notes 6.80% due 01/15/19	77,000	75,577
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	285,000	277,863
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	345,000	355,759
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	331,000	318,088
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	40,000	42,675
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	280,000	266,057
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	457,000	445,230
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	725,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	110,000	103,843
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	540,000	545,400
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	590,000	602,537
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	530,000	541,262

		6,399,933

Electronic Components-Semiconductors - 0.5%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	400,000	346,000
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	575,000	552,000
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	360,000	308,700
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	180,000	175,938
Spansion LLC Senior Sec. Notes 6.20% due 06/01/13*(5)	540,000	394,200
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	120,000	74,400

		1,851,238

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	420,000	407,400
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	125,000	120,469

		527,869

Energy-Alternate Sources - 0.1%

VeraSun Energy Corp. Company Guar. Notes 9.38% due 06/01/17	100,000	69,500
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	375,000	345,000

		414,500

Finance-Auto Loans - 1.5%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	2,210,000	2,152,427
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	225,000	213,205
GMAC LLC Senior Notes 6.00% due 12/15/11	1,125,000	905,339
GMAC LLC Senior Notes 6.63% due 05/15/12	600,000	483,697
GMAC LLC Senior Notes 6.88% due 09/15/11	1,330,000	1,121,311
GMAC LLC Senior Notes 6.88% due 08/28/12	130,000	104,714
GMAC LLC Notes 7.25% due 03/02/11	375,000	321,201

		5,301,894

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	260,000	257,203

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 5.88% due 05/02/13	277,000	277,039
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	85,000	75,716
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	114,000	121,478

		474,233

Finance-Investment Banker/Broker - 1.0%

Citigroup, Inc. Senior Notes 5.00% due 09/15/14	115,000	107,602
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	210,000	207,686
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	110,000	110,465
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	125,000	109,450
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	180,000	181,100
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	162,000	165,939
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	125,000	120,179
JP Morgan Chase & Co. Sub. Notes 7.90% due 04/30/18(5)(11)	205,000	204,092
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	97,000	87,462
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	117,000	101,028
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	120,000	110,056
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	208,000	221,533
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	240,000	227,204
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	181,000	177,806
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	200,000	188,739
Morgan Stanley Senior Notes 5.38% due 10/15/15	96,000	89,193
Morgan Stanley Senior Notes 6.00% due 04/28/15	120,000	115,866
Morgan Stanley Senior Notes 6.60% due 04/01/12	115,000	117,340
Morgan Stanley Senior Notes 6.63% due 04/01/18	210,000	206,703
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(5)	44,000	40,090
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	13,000	12,822
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	135,000	131,683
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	145,000	150,322
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	92,000	91,021
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	359,000	336,847

		3,612,228

Finance-Mortgage Loan/Banker - 0.0%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	2,000	1,850
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	36,000	31,394

		33,244

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	30,000	29,400
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	150,000	147,750

		177,150

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	120,000	121,512
Kraft Foods, Inc. Notes 6.13% due 08/23/18	230,000	224,379
Kraft Foods, Inc. Sub. Notes 6.88% due 01/26/39	221,000	213,683

Wornick Co. Sec. Notes 10.88% due 07/15/11†(12)(13)	225,000	90,000

		649,574

Funeral Services & Related Items - 0.2%

Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	47,625
Service Corp. International Senior Notes 7.00% due 06/15/17	295,000	286,150
Service Corp. International Senior Notes 7.38% due 10/01/14	285,000	286,425
Service Corp. International Debentures 7.88% due 02/01/13	250,000	248,750

		868,950

Gambling (Non-Hotel) - 0.3%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	535,000	422,650
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13†*(12)(13)	410,000	282,900
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	231,000	223,204

		928,754

Gas-Distribution - 0.0%

Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	75,000	70,977

Home Furnishings - 0.3%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	380,000	337,250
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	790,000	584,600

		921,850

Hotels/Motels - 0.2%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	365,000	328,500
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	265,000	255,725
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	110,000	107,575
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	115,000	110,599

		802,399

Human Resources - 0.1%

Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	205,000	213,200

Independent Power Producers - 0.5%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,080,000	1,053,000
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	80,000	87,800
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	600,000	603,000

		1,743,800

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	65,000	64,544
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	35,451
USI Holdings Corp. Senior Notes 6.55% due 11/15/14*(5)	130,000	104,650
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	640,000	518,400

		723,045

Insurance-Life/Health - 0.3%

Americo Life, Inc. Notes 7.88% due 05/01/13*	28,000	28,361
Cigna Corp. Senior Notes 6.35% due 03/15/18	110,000	109,862
Genworth Life Institutional Funding Trust Notes 5.88% due 05/03/13*	330,000	327,525
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	141,000	140,011
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	110,000	103,700
Monumental Global Funding II Notes 5.65% due 07/14/11*	60,000	60,895

New York Life Global Funding Notes 4.65% due 05/09/13*	260,000	256,562

		1,026,916

Insurance-Multi-line - 0.1%

Genworth Financial, Inc. Notes 6.52% due 05/22/18	57,000	54,851
MetLife Capital Trust X Debentures 9.25% due 04/08/38*(5)	195,000	220,131

		274,982

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(5)	300,000	297,000

Insurance-Property/Casualty - 0.1%

Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	216,000	207,612
Chubb Corp. Senior Notes 6.50% due 05/15/38	113,000	111,087
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	55,000	51,650

		370,349

Insurance-Reinsurance - 0.1%

PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	270,000	265,759

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	184,000	184,412
LVB Acquisition Holding LLC Senior Notes 10.00% due 10/15/17*	235,000	252,037
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17*	1,030,000	1,096,950
LVB Acquisition Holding LLC Senior Sub. Notes 11.63% due 10/15/17*	490,000	519,400

		2,052,799

Medical Information Systems - 0.1%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	615,000	508,913

Medical Products - 0.6%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	400,000	410,449
ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	325,000	307,938
Universal Hospital Services, Inc. Senior Sec. Notes 8.29% due 06/01/15(5)	590,000	559,025
Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15	690,000	696,900

		1,974,312

Medical-Drugs - 0.3%

American Home Products Corp. Notes 6.70% due 03/15/11	131,000	138,933
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	240,000	236,986
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	75,000	73,114
Wyeth Bonds 5.50% due 02/01/14	478,000	480,241

		929,274

Medical-HMO - 0.3%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	910,000	891,800
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	88,000	84,189

		975,989

Medical-Hospitals - 1.6%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	1,465,000	1,510,781
HCA, Inc. Senior Notes 6.25% due 02/15/13	335,000	301,500
HCA, Inc. Senior Notes 8.75% due 09/01/10	80,000	81,800
HCA, Inc. Senior Notes 9.13% due 11/15/14	285,000	297,825
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,835,000	1,938,219
HCA, Inc. Senior Notes 9.63% due 11/15/16	705,000	743,775
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	655,000	673,012

		5,546,912

Medical-Nursing Homes - 0.1%

Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	290,000	292,900

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	189,000	188,051

Metal-Aluminum - 0.1%

Alcoa, Inc. Notes 6.00% due 01/15/12	214,000	217,508
Alcoa, Inc. Bonds 6.50% due 06/15/18	171,000	173,510

		391,018

Metal-Diversified - 0.6%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	190,000	201,400
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	800,000	860,000
Noranda Aluminium Acquisition Corp. Senior Notes 6.83% due 05/15/15*(5)	890,000	780,975
Noranda Aluminium Holding Corp. Senior Notes 8.58% due 11/15/14*(5)	200,000	176,000

		2,018,375

Multimedia - 0.2%

Belo Corp. Senior Notes 6.75% due 05/30/13	45,000	43,582
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	100,000	100,000
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	383,000	393,369
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	165,000	171,718
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	128,000	139,841

		848,510

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	131,000	132,679

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03† (6)(8)(14)(15)	75,000	0

Non-Hazardous Waste Disposal - 0.5%

Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	820,000	793,350
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	560,000	572,600
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	330,000	337,485
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	40,000	40,100

		1,743,535

Office Automation & Equipment - 0.2%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	630,000	639,450
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	219,000	213,685

		853,135

Oil & Gas Drilling - 0.0%

Transocean, Inc. Senior Notes 6.00% due 03/15/18	122,000	123,182

Oil Companies-Exploration & Production - 2.1%

Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	375,000	397,500
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	105,000	107,100
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	615,000	584,250
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	310,000	274,350
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	925,000	867,187
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	410,000	397,700
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	325,000	322,562
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	315,000	285,075
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	320,000	304,000

Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	135,000	130,275
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	490,000	460,600
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	555,000	544,594
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	870,000	850,425
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	160,000	156,000
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	210,000	194,775
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,585,000	1,448,294
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	195,000	117,000

		7,441,687

Oil Companies-Integrated - 0.2%

Hess Corp. Bonds 7.88% due 10/01/29	160,000	184,764
Marathon Oil Corp. Senior Notes 5.90% due 03/15/18	105,000	103,839
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	290,000	317,249

		605,852

Oil Refining & Marketing - 0.1%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	182,301
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	168,000	155,344

		337,645

Oil-Field Services - 0.4%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	445,000	434,987
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	575,000	598,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	315,000	325,238
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	95,218	99,379

		1,457,604

Paper & Related Products - 0.5%

Bowater, Inc. Notes 6.50% due 06/15/13	295,000	185,850
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	360,000	309,600
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	345,000	343,275
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	120,000	118,500
International Paper Co. Senior Notes 8.70% due 06/15/38	250,000	251,077
NewPage Corp. Senior Notes 10.00% due 05/01/12*	135,000	143,775
NewPage Corp. Sec. Notes 10.00% due 05/01/12	175,000	186,375
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	225,000	237,938

		1,776,390

Physicians Practice Management - 0.3%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,065,000	1,072,987

Pipelines - 1.7%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	530,000	547,225
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	460,000	487,061
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	175,000	173,906
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,050,000	1,078,875
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	300,000	308,529
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	375,000	386,719
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,275,000	1,281,375

El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	350,000	352,625
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	245,000	238,262
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	325,000	339,219
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18*	225,000	235,688
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	375,000	318,750
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	123,000	117,128
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	200,000	193,726

		6,059,088

Poultry - 0.1%

Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	505,000	440,613

Printing-Commercial - 0.1%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	455,000	425,425

Publishing-Newspapers - 0.0%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	146,000	98,458

Publishing-Periodicals - 0.6%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	425,000	426,063
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	970,000	693,550
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	100,000	67,000
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	85,000	58,225
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	265,000	177,550
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	765,000	587,137

		2,009,525

Real Estate Investment Trusts - 0.4%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	291,000	273,521
iStar Financial, Inc. Notes 5.65% due 09/15/11	235,000	208,269
Liberty Property LP Senior Notes 6.63% due 10/01/17	105,000	98,165
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	615,000	596,550
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	80,000	77,406
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	25,000	21,034
Simon Property Group LP Notes 5.38% due 08/28/08	40,000	40,021
Simon Property Group LP Senior Notes 6.13% due 05/30/18	105,000	103,037
Vornado Realty LP Notes 4.50% due 08/15/09	65,000	63,044

		1,481,047

Recycling - 0.3%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,150,000	940,125

Rental Auto/Equipment - 0.3%

Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	195,000	165,419
Erac USA Finance Co. Notes 7.35% due 06/15/08*	210,000	210,244
Rental Service Corp. Notes 9.50% due 12/01/14	370,000	323,750
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	375,000	321,562

		1,020,975

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	415,000	292,575

Retail-Discount - 0.0%

Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	110,000	108,082

Retail-Drug Store - 0.2%

CVS Corp. Senior Notes 6.13% due 08/15/16	102,000	103,597

CVS Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	4,843	4,386
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	180,000	147,825
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	810,000	631,800

		887,608

Retail-Major Department Stores - 0.0%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	156,750

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09† (6)(7)(8)(10)(12)(13)	16,572	4,309

Retail-Petroleum Products - 0.2%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	370,000	353,350
Inergy LP Senior Notes 8.25% due 03/01/16*	275,000	279,812

		633,162

Retail-Regional Department Stores - 0.0%

Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	140,000	143,150
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	30,000	31,013

		174,163

Retail-Restaurants - 0.1%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	305,000	271,450

Rubber-Tires - 0.1%

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	480,000	390,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07† (6)(8)(14)(15)	25,000	3

Savings & Loans/Thrifts - 0.1%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	48,000	38,481
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	120,000	109,033
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(5)(11)	200,000	116,000
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	140,000	129,500
Western Financial Bank Senior Debentures 9.63% due 05/15/12	92,000	96,310

		489,324

Soap & Cleaning Preparation - 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(9)	25,000	25,000

Special Purpose Entities - 1.9%

AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(9)	175,000	169,750
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	100,000	106,500
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	425,000	427,125
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	225,000	219,134
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	255,000	241,812
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	465,000	323,175
CCM Merger, Inc. Notes 8.00% due 08/01/13*	645,000	548,250
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	785,000	690,800
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	470,000	471,175
Goldman Sachs Capital III Company Guar. Notes 3.85% due 09/01/12(5)(11)	341,000	240,269
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	10,000	10,200
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	570,000	584,250

Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	355,000	390,500
ING USA Global Funding Trust Notes 4.25% due 10/01/10	80,000	80,792
John Hancock Global Funding II Notes 7.90% due 07/02/10*	123,000	131,356
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(5)	135,000	120,150
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	510,000	474,300
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	350,000	281,750
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	95,680
MXEnergy Holdings, Inc. Senior Notes 10.69% due 08/01/11(5)	245,000	208,250
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	58,000	47,070
Pricoa Global Funding I Notes 5.30% due 09/27/13*	100,000	97,735
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	163,000	160,398
Snoqualmie Entertainment Authority Senior Sec. Notes 6.94% due 02/01/14*(5)	185,000	143,375
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	525,000	404,250
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	150,000	144,563

		6,812,609

Specified Purpose Acquisitions - 0.1%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	195,000	199,217

Steel-Producers - 0.5%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	210,000	211,960
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	380,000	345,340
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(5)	350,000	322,875
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	475,000	460,750
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	325,000	317,688
United States Steel Corp. Senior Notes 7.00% due 02/01/18	78,000	77,981

		1,736,594

Steel-Specialty - 0.0%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	50,000	52,843

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	290,000	250,850
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	245,000	237,650

		488,500

Telecom Services - 0.7%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	154,000	146,738
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	21,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	108,750
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	860,000	881,500
MasTec, Inc. Senior Notes 7.63% due 02/01/17	70,000	61,250
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	635,000	596,900
Qwest Corp. Senior Notes 6.50% due 06/01/17	190,000	176,225
Qwest Corp. Senior Notes 7.50% due 10/01/14	375,000	373,125
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	200,000	212,760

		2,578,998

Telephone-Integrated - 1.3%

AT&T Corp. Senior Notes 7.30% due 11/15/11	344,000	368,161
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	620,142

Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	165,000	159,225
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	22,625
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	335,000	333,325
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	255,000	235,875
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	200,000	200,530
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,035,000	1,014,300
Southwestern Bell Telephone Co. Notes 6.55% due 10/07/08	200,000	201,582
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	325,000	323,375
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	250,000	243,125
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	77,000	80,019
Verizon New York, Inc. Debentures 6.88% due 04/01/12	300,000	315,046
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	425,000	439,344

		4,556,674

Television - 0.7%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	385,000	385,962
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	55,000	42,625
ION Media Networks, Inc. Senior Notes 5.96% due 01/15/12*(5)	745,000	622,075
ION Media Networks, Inc. Sec. Senior Notes 8.96% due 01/15/13*(5)	1,080,000	680,400
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	400,000	379,500
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	230,000	133,400
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	380,000	254,600

		2,498,562

Theaters - 0.4%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	755,000	683,275
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	120,000	121,800
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(9)	660,000	627,000

		1,432,075

Transactional Software - 0.2%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	730,000	602,250

Transport-Air Freight - 0.5%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	144,144	134,775
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	334,660	311,233
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	486,267	510,581
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	443,164	419,898
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	37,457	35,584
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	230,695

		1,642,766

Transport-Rail - 0.1%

CSX Corp. Senior Notes 6.25% due 04/01/15	130,000	129,304
CSX Corp. Senior Notes 6.25% due 03/15/18	287,000	278,805

		408,109

Transport-Services - 0.1%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	80,000	82,000

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	140,000	135,100

		217,100

Travel Service - 0.1%

Travelport LLC Company Guar. Notes 11.88% due 09/01/16	320,000	293,600

Vitamins & Nutrition Products - 0.1%

General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14(5)	310,000	271,250

Total Corporate Bonds & Notes (cost $143,169,490)		138,003,283

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Banks-Commercial - 0.5%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	15,000	15,300
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(5)(11)	260,000	222,824
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.86% due 12/30/09(5)(11)	78,000	47,677
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(5)(11)	175,000	143,813
HBOS PLC Sub. Notes 5.92% due 10/01/15*(5)(11)	130,000	101,524
HBOS PLC Sub. Notes 6.75% due 05/21/18*	255,000	248,745
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	135,000	129,190
Landsbanki Islands HF Jr. Sub. Notes 7.43% due 10/19/17*(5)(11)	120,000	86,700
RSHB Capital SA Notes 7.75% due 05/29/18*	522,000	524,088
VTB Capital SA Notes 6.88% due 05/29/18*	420,000	416,850

		1,936,711

Banks-Money Center - 0.1%

Deutsche Bank AG (London) Notes 4.88% due 05/20/13	270,000	267,167
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(11)	100,000	100,774

		367,941

Beverages-Wine/Spirits - 0.1%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	365,000	356,803

Broadcast Services/Program - 0.0%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	149,000	144,842

Building & Construction-Misc. - 0.1%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	365,000	368,650

Building Products-Doors & Windows - 0.0%

Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	40,000	26,800

Cellular Telecom - 0.4%

Mobile Telesystems Finance SA Company Guar. Senior Notes 8.38% due 10/14/10	200,000	207,896
VIP Finance (Vimpelcom) Notes 9.13% due 04/30/18*	1,013,000	1,045,997
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	291,000	286,636

		1,540,529

Computers-Memory Devices - 0.2%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	635,000	602,456

Containers-Metal/Glass - 0.4%

Rexam PLC Bonds 6.75% due 06/01/13*	345,000	342,800
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	1,030,000	870,350
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	270,000	270,000

		1,483,150

Diversified Financial Services - 0.3%

TNK-BP Finance SA Company Guar. Notes 6.13% due 03/20/12	490,000	473,340
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	480,000	472,224

		945,564

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	585,000	614,250
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	100,000	99,605

		713,855

Diversified Operations - 0.1%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	200,000	210,500

Electric-Integrated - 0.0%

TransAlta Corp. Senior Notes 6.65% due 05/15/18	130,000	128,812

Electronic Components-Misc. - 0.1%

NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	560,000	528,500

Electronic Components-Semiconductors - 0.2%

Avago Technologies, Ltd. Company Guar. Notes 11.88% due 12/01/15	500,000	540,000

Food-Meat Products - 0.2%

JBS SA Company Guar. Notes 9.38% due 02/07/11	550,000	563,750
JBS SA Senior Notes 10.50% due 08/04/16*	175,000	182,437

		746,187

Independent Power Producer - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(8)(12)	175,000	175

Insurance-Multi-line - 0.0%

Aegon NV Sub. Bonds 4.57% due 07/15/14(5)(11)	112,000	68,040

Investment Companies - 0.0%

Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	91,000	86,961

Medical-Drugs - 0.8%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.83% due 12/01/13(5)	560,000	484,400
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	945,000	715,837
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	385,000	393,876
Elan Finance PLC Company Guar. Notes 6.68% due 11/15/11(5)	870,000	817,800
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	295,000	288,363

		2,700,276

Multimedia - 0.0%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	125,000	122,500

Oil Companies-Exploration & Production - 0.5%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	95,000	92,981
EnCana Corp. Sub. Notes 6.50% due 02/01/38	240,000	236,651
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,015,000	1,027,688
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	260,000	267,800

		1,625,120

Oil Companies-Integrated - 0.1%

Petro-Canada Senior Notes 6.80% due 05/15/38	188,000	183,832

Paper & Related Products - 0.3%

Abitibi-Consolidated Co. of Canada Notes 6.00% due 06/20/13	85,000	36,550
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	530,000	562,462
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	153,000	113,220
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	750,000	412,500
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	110,000	77,000

		1,201,732

Pipelines - 0.1%

Enbridge, Inc. Bonds 5.80% due 06/15/14	338,000	336,348
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	78,000	72,248

		408,596

Printing-Commercial - 0.1%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(12)(13)	730,000	423,400

Real Estate Operations & Development - 0.0%

Brascan Corp. Notes 8.13% due 12/15/08	69,000	69,621

Satellite Telecom - 0.4%

Intelsat Bermuda, Ltd. Senior Notes 9.25% due 06/15/16	1,120,000	1,131,200
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	155,000	158,100

		1,289,300

Sovereign - 0.2%

Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15	570,000	549,694

Special Purpose Entities - 0.3%

Hellas Telecommunications Luxembourg II Sub. Notes 8.46% due 01/15/15*(5)	485,000	373,450
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(11)	286,000	194,480
Independencia International, Ltd. Company Guar. Notes 9.88% due 05/15/15*	400,000	401,523
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(5)(11)	121,000	105,443

		1,074,896

Steel-Producers - 0.2%

ArcelorMittal Notes 6.13% due 06/01/18*	230,000	224,110
Evraz Group SA Notes 8.88% due 04/24/13*	610,000	619,150

		843,260

Telecom Services - 0.1%

Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	420,000	421,050
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	50,000	53,500

		474,550

Telecommunication Equipment - 0.1%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	360,000	355,500

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	350,000	355,382
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38	208,000	209,312

		564,694

Transport-Marine - 0.1%

Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	245,000	232,137

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	315,000	329,096

Water - 0.1%

Veolia Environnement Notes 6.75% due 06/01/38	230,000	227,369

Total Foreign Corporate Bonds & Notes (cost $24,861,476)		23,472,049

FOREIGN GOVERNMENT AGENCIES - 15.8%
Sovereign - 15.8%

Federal Republic of Brazil Bonds 6.00% due 01/17/17	1,890,000	1,995,840
Federal Republic of Brazil Bonds 7.13% due 01/20/37	400,000	469,000
Federal Republic of Brazil Notes 8.00% due 01/15/18	1,200,000	1,371,000
Federal Republic of Brazil Bonds 8.25% due 01/20/34	875,000	1,125,687
Federal Republic of Brazil Notes 8.75% due 02/04/25	640,000	825,600
Federal Republic of Brazil Bonds 8.88% due 10/14/19	550,000	712,250
Federal Republic of Brazil Notes 8.88% due 04/15/24	240,000	312,000
Federal Republic of Brazil Notes 11.00% due 08/17/40	1,835,000	2,496,517

Federal Republic of Germany Bonds 4.00% due 01/04/18	EUR	740,000	1,114,391
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	530,000	820,301
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	380,000	594,395
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	600,000	951,082
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	298,000	502,974
Government of Australia Bonds 5.75% due 06/15/11	AUD	1,040,000	967,450
Government of Australia Bonds 6.00% due 02/15/17	AUD	1,670,000	1,538,414
Government of Australia Bonds 7.50% due 09/15/09	AUD	995,000	957,647
Government of Hungary Bonds 6.25% due 08/24/10	HUF	100,000,000	606,246
Government of Japan Bonds 1.40% due 06/20/12	JPY	118,000,000	1,126,062
Government of Japan Bonds 1.40% due 12/20/15	JPY	197,000,000	1,851,781
Government of Switzerland Bonds 3.50% due 08/07/10	CHF	1,530,000	1,496,875
Kingdom of Denmark Bonds 4.00% due 08/15/08	DKK	1,360,000	283,278
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	4,470,000	948,100
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	11,430,000	2,229,484
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	5,390,000	1,123,304
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	11,955,000	2,004,288
Republic of Argentina Notes 1.33% due 12/31/38(18)		557,637	204,932
Republic of Argentina Notes 8.28% due 12/31/33		527,759	430,124
Republic of Colombia Bonds 7.38% due 09/18/37		1,030,000	1,169,050
Republic of Colombia Bonds 12.00% due 10/22/15	COP	1,420,000,000	856,381
Republic of Columbia Bonds 8.13% due 05/21/24		250,000	302,500
Republic of Ecuador Bonds 10.00% due 08/15/30(18)		210,000	212,100
Republic of Greece Senior Notes 4.50% due 09/20/37	EUR	545,000	743,509
Republic of Indonesia Bonds 6.63% due 02/17/37		1,085,000	942,638
Republic of Indonesia Bonds 6.88% due 01/17/18*		370,000	370,000
Republic of Indonesia Bonds 7.50% due 01/15/16		440,000	463,582
Republic of Indonesia Notes 8.50% due 10/12/35		430,000	464,077
Republic of Pakistan Bonds 6.88% due 06/01/17*		200,000	154,000
Republic of Peru Notes 7.35% due 07/21/25		805,000	921,725
Republic of Peru Bonds 8.75% due 11/21/33		380,000	499,700
Republic of Philippines Bonds 7.75% due 01/14/31		240,000	265,800
Republic of Philippines Notes 8.00% due 01/15/16		300,000	338,250
Republic of Philippines Notes 8.88% due 03/17/15		530,000	625,400
Republic of Philippines Senior Notes 9.50% due 02/02/30		340,000	440,725
Republic of South Africa Bonds 5.88% due 05/30/22		450,000	420,417
Republic of Turkey Notes 6.88% due 03/17/36		580,000	526,350
Republic of Turkey Notes 7.00% due 06/05/20		840,000	835,800
Republic of Turkey Notes 7.25% due 03/15/15		985,000	1,023,169

Republic of Turkey Notes 7.25% due 03/05/38		400,000	377,000
Republic of Turkey Notes 7.38% due 02/05/25		270,000	270,675
Republic of Turkey Notes 8.00% due 02/14/34		250,000	261,400
Republic of Turkey Notes 9.50% due 01/15/14		560,000	643,272
Republic of Turkey Senior Notes 11.88% due 01/15/30		620,000	940,509
Republic of Uruguay Notes 7.63% due 03/21/36		510,000	538,050
Republic of Uruguay Bonds 8.00% due 11/18/22		1,010,000	1,105,950
Republic of Venezuela Bonds 6.00% due 12/09/20		180,000	124,650
Republic of Venezuela Bonds 7.00% due 12/01/18		200,000	162,336
Republic of Venezuela Bonds 9.38% due 01/13/34		410,000	360,800
Russian Federation Bonds 7.50% due 03/31/30(18)		3,969,550	4,519,730
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16		250,000	240,875
United Mexican States Notes 5.63% due 01/15/17		2,300,000	2,363,250
United Mexican States Notes 6.05% due 01/11/40		250,000	246,250
United Mexican States Notes 6.75% due 09/27/34		1,220,000	1,333,704
United Mexican States Bonds 7.25% due 12/15/16	MXN	11,050,000	1,011,715
United Mexican States Bonds 7.50% due 04/08/33		340,000	402,050
United Mexican States Bonds 8.30% due 08/15/31		220,000	281,600
United Mexican States Bonds 9.00% due 12/24/09	MXN	4,900,000	482,854

Total Foreign Government Agencies (cost $54,920,550)			56,300,865

FOREIGN GOVERNMENT TREASURIES - 1.2%
Sovereign - 1.2%

New South Wales Treasury Corp. Notes 6.00% due 05/01/12		3,470,000	3,183,612
United Kingdom Treasury Bonds 4.75% due 06/07/10		610,000	1,200,785

Total Foreign Government Treasuries (cost $4,339,923)			4,384,397

LOANS - 0.3%
Diversified Financial Services - 0.2%

Wind Acquisition Holdings Finance S.A. 11.20% due 12/21/11(7)(8)(16)(17)		1,088,910	1,063,049

Leisure Products - 0.1%
AMC Entertainment Holdings, Inc. 7.80% due 06/15/12(7)(8)(16)(17)		216,362	183,907

Total Loans (cost $1,303,568)			1,246,956

U.S. GOVERNMENT AGENCIES - 16.6%
Federal Home Loan Bank - 0.2%

3.13% due 06/10/11		400,000	392,447
4.50% due 09/08/08		400,000	402,210

			794,657

Federal Home Loan Mtg. Corp. - 7.9%

4.13% due 07/12/10		200,000	203,626
4.25% due 06/23/08		400,000	400,423
4.35% due 06/02/08		400,000	400,000
4.50% due 02/01/20		361,691	352,797
4.50% due 08/01/20		148,472	144,821
4.50% due 03/01/23		995,078	966,877
4.50% due 01/15/34		1,310,000	1,252,664
5.00% due 09/01/18		455,121	455,101
5.00% due 07/01/20		335,865	334,801
5.00% due 11/15/28		280,000	282,515
5.00% due 09/15/31		360,000	359,500
5.00% due 05/01/34		561,074	543,769
5.00% due 10/15/34		1,310,000	1,271,313
5.00% due 02/01/35		91,972	89,135
5.00% due 07/01/35		375,501	363,567
5.00% due 10/01/35		1,972,339	1,909,656
5.00% due 11/01/35		850,359	823,334
5.00% due 11/01/37		1,325,096	1,281,326
5.32% due 12/01/35(5)		386,280	392,340
5.32% due 01/01/37(5)		302,063	307,090
5.50% due 06/01/22		827,655	836,920
5.50% due 11/15/25		2,300,000	2,285,503
5.50% due 06/15/31		642,000	649,389
5.50% due 07/01/35		295,941	294,489
5.50% due 05/01/37		667,763	663,861

5.50% due 05/01/37	1,403,469	1,395,267
5.50% due 06/01/37	27,289	27,130
5.50% due 10/01/37	5,756,133	5,722,495
5.50% due 12/01/37	508,100	505,131
5.80% due 01/01/37(5)	227,055	231,675
5.97% due 10/01/36(5)	361,639	368,392
6.00% due 01/01/30	27,912	28,577
6.00% due 02/01/32	169,811	173,754
6.00% due 07/01/35	225,462	229,323
6.00% due 05/01/37	25,407	25,822
6.00% due 10/01/37	1,396,270	1,419,090
6.19% due 09/01/36(5)	93,270	95,416
6.50% due 07/01/29	4,781	4,988
6.50% due 12/01/35	1,569	1,622
6.50% due 02/01/36	148,586	153,615
6.88% due 09/15/10	772,000	831,232
7.00% due 06/01/29	13,456	14,293

		28,092,639

Federal National Mtg. Assoc. - 8.5%

4.50% due 06/01/19	314,776	308,610
4.75% due 12/15/10	251,000	258,899
5.00% due 01/01/23	928,049	923,949
5.00% due 04/01/23	646,329	643,473
5.00% due 11/25/30	350,000	349,796
5.00% due 10/01/35	997,734	966,025
5.00% due 01/01/37	127,353	123,159
5.00% due 03/01/37	129,172	124,918
5.00% due 05/01/37	26,692	25,813
5.00% due 06/01/37	660,720	638,961
5.00% due 07/01/37	865,157	836,667
5.00% due 09/01/37	866,576	838,038
5.00% due 03/01/38	840,627	812,860
5.47% due 01/01/37(5)	1,029,409	1,034,545
5.47% due 02/01/38	834,635	846,828
5.50% due 03/01/18	20,865	21,222
5.50% due 11/01/22	330,992	334,941
5.50% due 01/01/29	60,675	60,586
5.50% due 05/01/29	17,854	17,816
5.50% due 06/01/34	350,916	349,413
5.50% due 02/01/36(5)	195,292	198,965
5.50% due 09/01/36	4,166,004	4,141,659
5.50% due 11/01/36	9,010	8,957
5.50% due 11/01/36	51,656	51,354
5.50% due 04/01/37	697,014	692,793
5.50% due 03/01/38	938,974	933,194
5.50% due 03/01/38	225,839	224,449
5.50% due 04/01/38	2,996,525	2,978,077
6.00% due 02/01/32	69,446	70,993
6.00% due 10/01/34	6,324	6,437
6.00% due 07/01/37	289,522	294,011
6.00% due 08/01/37	907,922	922,000
6.00% due 10/01/37	798,462	810,843
6.00% due 12/01/37	2,394,801	2,431,936
6.00% due 04/01/38	645,533	655,479
6.50% due 12/01/31	67,983	70,730
6.50% due 02/01/35	97,946	101,138
6.50% due 07/01/36	278,021	286,996
6.50% due 07/01/37	1,780,544	1,837,644
6.50% due 11/01/37	3,843,060	3,966,302
7.50% due 03/01/32	8,801	9,448
8.50% due 08/01/31	10,375	11,404

		30,221,328

Total U.S. Government Agencies (cost $59,266,468)		59,108,624

U.S. GOVERNMENT TREASURIES - 6.3%
United States Treasury Bonds - 0.7%

United States Treasury Bonds
3.63% due 04/15/28	580,241	717,913
4.75% due 02/15/37	1,250,000	1,258,789
5.00% due 05/15/37	387,000	405,473

		2,382,175

United States Treasury Notes - 5.6%

United States Treasury Notes
2.13% due 01/31/10	2,000,000	1,986,250
2.75% due 02/28/13	105,000	102,006
3.50% due 02/15/18	234,000	223,598
3.63% due 01/15/10	538,000	547,457
3.63% due 12/31/12	1,900,000	1,922,859
4.00% due 06/15/09	2,810,000	2,859,833
4.00% due 02/15/15	1,500,000	1,531,171
4.25% due 01/15/11	1,000,000	1,038,281
4.25% due 11/15/17	2,292,000	2,325,305
4.50% due 11/15/15	2,036,000	2,124,599
4.50% due 02/15/16	2,252,000	2,348,061
4.63% due 11/15/16	130,000	136,063
4.63% due 02/15/17	875,000	914,033
4.88% due 04/30/11	1,700,000	1,793,898
6.50% due 02/15/10	300,000	319,406

		20,172,820

Total U.S. Government Treasuries (cost $22,583,862)		22,554,995

COMMON STOCK - 0.4%
Casino Services - 0.0%

Shreveport Gaming Holdings, Inc.†(6)(7)(8)	1,280	29,286

Cellular Telecom - 0.2%

iPCS, Inc.†(7)(8)	27,658	829,740

Independent Power Producers - 0.0%

Calpine Corp.†	2,533	58,006
Mirant Corp.†	902	36,639

		94,645

Medical-Hospitals - 0.1%

MedCath Corp.†	12,915	280,256

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.(6)(7)(8)	5,372	54

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc.†	1,852	833

Oil-Field Services - 0.1%

Trico Marine Services, Inc.†	8,393	$322,207

Retail-Music Store - 0.0%

MTS, Inc.†(6)(7)(8)	3,863	0

Total Common Stock (cost $1,002,817)		1,557,021

PREFERRED STOCK - 0.6%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(5)	11,600	206,132

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX 6.38%	4,350	94,743

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(18)	12,000	288,000

Medical-Generic Drugs - 0.1%

Mylan, Inc. 6.50%	332	314,955

Oil Companies-Exploration & Production - 0.3%

EXCO Resources, Inc. Convertible Series A-3 7.00%(6)(7)	8	104,000
EXCO Resources, Inc. Convertible Series A-2 7.00%(6)(7)	16	208,000
EXCO Resources, Inc. Convertible Series A-1 7.00%(6)(7)	55	715,000
Transmeridian Exploration, Inc. 15.00%(6)(10)	1,303	26,060

		1,053,060

Special Purpose Entity - 0.0%

Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	9,200	166,428

Total Preferred Stock (cost $2,168,471)		2,123,318

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(6) (cost $18,990)	6,905	69

Total Long-Term Investment Securities (cost $325,384,294)		320,039,324

REPURCHASE AGREEMENT - 10.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in the amount of $37,697,371 and collateralized by Federal Home Loan Bank Disc. Notes, bearing interest at 2.45%, due 11/21/08 and having an approximate value of $38,823,269 (cost $37,692,000)	37,692,000	37,692,000

TOTAL INVESTMENTS (cost $363,076,294)(19)	100.3%	357,731,324
Liabilities in excess of other assets	(0.3)	(1,052,849)

NET ASSETS	100.0%	$356,678,475

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $35,529,838 representing 10.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgaged Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Variable Rate Security - the rate reflected is as of May 31, 2008, maturity date reflects the stated maturity date.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(6)	Fair valued security; see Note 1
(7)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings Inc. 7.80% due 06/15/12	06/08/07	$200,000	$195,000
Loan Agreement	09/17/07	5,525	5,525
	12/20/07	5,507	5,507
	03/26/08	5,330	6,262

		$216,362	212,294	$183,907	$85.00	0.05%

Critical Care Systems International, Inc. Common Stock	06/17/04	635	5,490
	11/09/04	4,737	35,231

		5,372	40,721	54	0.01	0.00

EXCO Resources, Inc. Convertible Series A-1 7.00% Preferred Stock	03/29/07	11	110,000
	08/22/07	44	440,000

		55	550,000	715,000	13,000	0.20

EXCO Resources, Inc. Convertible Series A-3 7.00% Preferred Stock

	03/17/08	8	86,000	104,000	13,000	0.03
EXCO Resources, Inc. Convertible Series A-2 7.00% Preferred Stock

	03/17/08	16	172,000	208,000	13,000	0.06
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000
	02/15/08	5,000	5,000

		130,000	130,000	113,100	87.00	0.03

iPCS, Inc. Common Stock	08/12/04	27,658	419,580	829,740	30.00	0.23
MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	$13,636	49,087
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		$16,572	50,311	$4,309	$26.00	0.00%

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00
Shreveport Gaming
Holdings, Inc.	07/21/05	257	5,919
Common Stock	07/29/05	1,023	23,550

		1,280	29,469	29,286	22.88	0.01

Southern Energy, Inc. Notes 7.90% due 07/15/09	01/10/06	$725,000	0	0	0.00	0.00
Wind Acquisitions Holdings Finance SA 11.20% due to 12/21/11 Loan Agreement	03/15/07	$103,153	107,628
	03/19/07	103,153	103,150
	06/21/07	103,187	104,446
	07/18/07	3,287	3,443
	07/18/07	3,288	3,288
	10/31/07	10,185	10,185
	10/31/07	200,000	201,908
	10/31/07	500,000	501,159
	01/31/08	32,674	32,674
	04/30/08	29,983	23,393

		$1,088,910	1,091,274	1,063,049	97.63	0.30

				$3,250,445		0.91%

(8)	Illiquid security
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Bond is in default and did not pay principal at maturity

(15)	Company has filed Chapter 7 bankruptcy.
(16)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(17)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(18)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the current rate.
(19)	See Note 4 for cost of investments on a tax basis.

Country Allocation*
United States	77.5%
Brazil	2.9
Mexico	2.1
Australia	1.9
Canada	1.5
Turkey	1.4
Russia	1.3
Germany	1.2
United Kingdom	1.2
Norway	0.9
Luxembourg	0.9
Japan	0.8
Colombia	0.6
Indonesia	0.6
Sweden	0.6
Ireland	0.5
Philippines	0.5
Bermuda	0.5
Uruguay	0.4
Switzerland	0.4
Cayman Islands	0.4
Peru	0.4
Denmark	0.4
Greece	0.3
Netherlands	0.2
Argentina	0.2
Hungary	0.2
Venezuela	0.1
South Africa	0.1
Ukrainian SSR	0.1
Ecuador	0.1
Spain	0.1

100.3%

*	Calculated as a percentage of net assets

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand

See Notes to Portfolio of Investments

AIG Retirement Company II

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 30, 2008, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II Fund	9.08%	$22,705,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated May 30, 2008, bearing interest at a rate of 2.13% per annum, with a principal amount of $250,000,000, a repurchase price of $250,044,375 and maturity date of June 2, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	4.25%	1/15/10	185,286,200	255,000,133

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. During the period ended May 31, 2008, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various ARC I and ARC II Funds*	$1,994,781	$1,385,296
Conservative Growth Lifestyle	Various ARC I and ARC II Funds*	1,478,593	563,795
Moderate Growth Lifestyle	Various ARC I and ARC II Funds*	3,411,053	1,402,835

Fund	Security	Market Value at 08/31/07	Cost of Purchases		Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/08
Aggressive Growth Lifestyle	Various ARC I and ARC II Funds*	$82,307,449	$107,650,940	†	$89,577,198	$(563,413)	$(4,317,409)	$95,500,369
Conservative Growth Lifestyle	Various ARC I and ARC II Funds*	48,977,011	67,050,418	†	54,023,145	(629,312)	(1,907,044)	59,467,928
Moderate Growth Lifestyle	Various ARC I and ARC II Funds*	122,690,363	156,896,166	†	125,994,160	25,601	(6,606,925)	147,011,045

*	See Schedule of Investments for details.
†	Includes reinvestment of distributions paid.

Note 4 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2008.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$94,543,548	$2,680,059	$1,723,238	$956,821
Capital Appreciation	73,787,327	20,432,612	1,813,583	18,619,029
Conservative Growth Lifestyle	59,492,896	562,660	587,628	(24,968)
Core Bond	213,688,986	1,335,278	6,430,409	(5,095,131)
High Yield Bond	231,712,121	3,954,206	15,109,867	(11,155,661)
International Small Cap Equity	677,217,308	76,913,993	43,027,626	33,886,367
Large Cap Value	321,812,634	19,290,518	15,297,076	3,993,442
Mid Cap Growth	214,602,482	24,025,216	5,148,054	18,877,162
Mid Cap Value	629,983,412	63,269,265	37,593,712	25,675,553
Moderate Growth Lifestyle	146,811,927	2,243,086	2,043,968	199,118
Money Market	322,158,406	—	—	—
Small Cap Growth	53,316,683	4,700,064	7,616,714	(2,916,650)
Small Cap Value	316,291,184	26,679,268	36,992,104	(10,312,836)
Socially Responsible	957,462,446	78,356,179	73,716,207	4,639,972
Strategic Bond	363,458,122	5,050,478	10,777,276	(5,726,798)

Note 5 — Unfunded Loan Commitments

On May 31, 2008, the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower.

Fund	Name	Type	Maturity Date	Amount
High Yield Bond	Triax Pharmaceuticals LLC Delayed Draw	Term Loan	08/30/2011	$91,200

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Retirement Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 30, 2008

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 30, 2008